UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2633

Date of fiscal year end:	10/31

Date of reporting period:	10/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report
Navigator Tactical Fixed Income Fund - Class A (NTBAX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.21%

How did the Fund perform during the reporting period?

For the fiscal year ended October 31st, 2025 the Navigator Tactical Fixed Income Fund Class A shares (the “Fund”) gained 2.63%, compared to the Bloomberg US Corporate High Yield Index gain of 8.16% and the Bloomberg US Aggregate Bond Index 6.16% gain. The primary driver of performance in the Fund has always been the Fund’s sector exposure and the modeling processes that drives the allocation between High Yield Bonds, US Treasuries, and cash equivalents. The Fund entered the period invested in High Yield Bonds, a position that it established on November 6, 2023 and ended the period also invested in High Yield Bonds. However, in early April 2025, the tariff induced market volatility and drawdowns negatively impacted the Fund’s performance.

• The market uncertainty around the impacts of the tariffs and the ensuing brief market declines turned our model’s defensive after a successful long-term allocation in High Yield Bonds. While risk-off from 4/7 – 4/29, High Yield Bonds advanced 2.97% and the Fund underperformed due to its risk-off allocation.

• The Federal Reserve paused its rate cutting cycle after three cuts in 2024, then resumed cutting rates and lowered the overnight rate at each of its September and October 2025 Federal Open Market Committee ("FOMC") meetings. Policymakers viewed the cut as an insurance policy against further weakening of the labor market, as Chairman Powell termed it a “risk management cut”, even though GDP continues to grow at a solid and inflation remains above the Fed's 2.0% year over year target.

• Throughout the annual period, the 10-Year Treasury yield remained rangebound between 3.74% and 4.80%. It seems like the path of least resistance to rates is lower with the new rate cut regime. Support on the 10-year Treasury Note yield is 4.0%;  below that, the 2024 lows of 3.6% are in play.

• Our models continue to favor credit. High yield credit spreads surged to 453 bps during the tariff turmoil in April. Following the peak uncertainty, spreads narrowed to near record lows in September as economic growth surprised to the upside and solid credit fundamentals provided a supportive backdrop for gains. High Yield credit spreads ended the period at 281 basis points.

In our opinion, risk assets have a tailwind as liquidity is abundant, credit spreads are low and stable, the economy is on solid footing with continued economic growth in the offing, and financial conditions are supportive. The Fed appears committed to a new rate cut cycle with three more rate cuts priced into the market through the end of 2026. Investor sentiment is neutral at worst and certainly not at levels that caution for a meaningful pullback. For example, there is a lot of dry powder on the sidelines with a record $7.3 Trillion of cash in money market fund assets and in 30 of the 44 weeks this year through October, the American Association of Individual Investors (AAII) sentiment poll showed more investors were bearish than bullish; not what we would expect to see with risk assets trading near new highs.

As we head into next year, it is critically important in our opinion for corporate earnings to continue growing to support the lofty valuation landscape. Analysts currently expect corporate earnings to growth by 16% in 2026, we expect growth but more likely to be in the high single digit range. Politics will play a role in how the market behaves next year. There could be another government shutdown if Congress fails to pass spending legislation in January and the Mid-Term Elections are likely to spark a bout of volatility.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Navigator Tactical Fixed Income Fund - with load - $15,454
Bloomberg U.S. Corporate High Yield Index - $17,735
Bloomberg U.S. Aggregate Bond Index - $12,071
$20,000
$15,000
$10,000
$5,000
$0
$17,735
$15,454
$12,071
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Navigator Tactical Fixed Income Fund - with load	Bloomberg U.S. Corporate High Yield Index	Bloomberg U.S. Aggregate Bond Index
Oct-2015	$9,628	$10,000	$10,000
Oct-2016	$10,724	$11,014	$10,437
Oct-2017	$11,603	$11,996	$10,531
Oct-2018	$11,722	$12,113	$10,315
Oct-2019	$12,230	$13,129	$11,502
Oct-2020	$12,835	$13,587	$12,214
Oct-2021	$13,991	$15,017	$12,155
Oct-2022	$12,621	$13,252	$10,249
Oct-2023	$13,477	$14,078	$10,286
Oct-2024	$15,059	$16,397	$11,370
Oct-2025	$15,454	$17,735	$12,071

Average Annual Total Returns

	1 Year	5 Years	10 Years
Navigator Tactical Fixed Income Fund
Without Load	2.63%	3.78%	4.85%
With Load	-1.24%	3.00%	4.45%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.90%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$7,503,436,945
Number of Portfolio Holdings	127
Advisory Fee (net of waivers)	$62,212,511
Portfolio Turnover	44%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Open End Funds
1.2%
Futures
2.9%
Exchange-Traded Funds
6.0%
Money Market Funds
6.5%
U.S. Government & Agencies
23.2%
Credit Default Swap
27.3%
Corporate Bonds
32.9%

Value	Value
Corporate Bonds	32.9%
Credit Default Swap	27.3%
U.S. Government & Agencies	23.2%
Money Market Funds	6.5%
Exchange-Traded Funds	6.0%
Futures	2.9%
Open End Funds	1.2%

Top 10 Holdings (% of net assets)2

Holding Name	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	8.6%
United States Treasury Note, 4.125%, 10/31/29	4.1%
United States Treasury Note, 3.500%, 09/30/29	3.3%
United States Treasury Bill, 1.920%, 11/06/25	2.0%
United States Treasury Bill, 3.030%, 11/13/25	2.0%
United States Treasury Bill, 3.340%, 11/20/25	2.0%
United States Treasury Bill, 3.510%, 11/28/25	2.0%
United States Treasury Bill, 3.590%, 12/04/25	2.0%
United States Treasury Bill, 3.660%, 12/11/25	2.0%
United States Treasury Bill, 3.680%, 12/18/25	2.0%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Navigator Tactical Fixed Income Fund - Class A (NTBAX)

Annual Shareholder Report - October 31, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-NTBAX

Navigator Tactical Fixed Income Fund - Class C (NTBCX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.96%

How did the Fund perform during the reporting period?

For the fiscal year ended October 31st, 2025 the Navigator Tactical Fixed Income Fund Class C shares (the “Fund”) gained 1.96%, compared to the Bloomberg US Corporate High Yield Index gain of 8.16% and the Bloomberg US Aggregate Bond Index 6.16% gain. The primary driver of performance in the Fund has always been the Fund’s sector exposure and the modeling processes that drives the allocation between High Yield Bonds, US Treasuries, and cash equivalents. The Fund entered the period invested in High Yield Bonds, a position that it established on November 6, 2023 and ended the period also invested in High Yield Bonds. However, in early April 2025, the tariff induced market volatility and drawdowns negatively impacted the Fund’s performance.

• The market uncertainty around the impacts of the tariffs and the ensuing brief market declines turned our model’s defensive after a successful long-term allocation in High Yield Bonds. While risk-off from 4/7 – 4/29, High Yield Bonds advanced 2.97% and the Fund underperformed due to its risk-off allocation.

• The Federal Reserve paused its rate cutting cycle after three cuts in 2024, then resumed cutting rates and lowered the overnight rate at each of its September and October 2025 Federal Open Market Committee ("FOMC") meetings. Policymakers viewed the cut as an insurance policy against further weakening of the labor market, as Chairman Powell termed it a “risk management cut”, even though GDP continues to grow at a solid and inflation remains above the Fed's 2.0% year over year target.

• Throughout the annual period, the 10-Year Treasury yield remained rangebound between 3.74% and 4.80%. It seems like the path of least resistance to rates is lower with the new rate cut regime. Support on the 10-year Treasury Note yield is 4.0%;  below that, the 2024 lows of 3.6% are in play.

• Our models continue to favor credit. High yield credit spreads surged to 453 bps during the tariff turmoil in April. Following the peak uncertainty, spreads narrowed to near record lows in September as economic growth surprised to the upside and solid credit fundamentals provided a supportive backdrop for gains. High Yield credit spreads ended the period at 281 basis points.

In our opinion, risk assets have a tailwind as liquidity is abundant, credit spreads are low and stable, the economy is on solid footing with continued economic growth in the offing, and financial conditions are supportive. The Fed appears committed to a new rate cut cycle with three more rate cuts priced into the market through the end of 2026. Investor sentiment is neutral at worst and certainly not at levels that caution for a meaningful pullback. For example, there is a lot of dry powder on the sidelines with a record $7.3 Trillion of cash in money market fund assets and in 30 of the 44 weeks this year through October, the American Association of Individual Investors (AAII) sentiment poll showed more investors were bearish than bullish; not what we would expect to see with risk assets trading near new highs.

As we head into next year, it is critically important in our opinion for corporate earnings to continue growing to support the lofty valuation landscape. Analysts currently expect corporate earnings to growth by 16% in 2026, we expect growth but more likely to be in the high single digit range. Politics will play a role in how the market behaves next year. There could be another government shutdown if Congress fails to pass spending legislation in January and the Mid-Term Elections are likely to spark a bout of volatility.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Navigator Tactical Fixed Income Fund - $14,924
Bloomberg U.S. Aggregate Bond Index - $12,071
Bloomberg U.S. Corporate High Yield Index - $17,735
$20,000
$15,000
$10,000
$5,000
$0
$17,735
$14,924
$12,071
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Navigator Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$11,073	$10,437	$11,014
Oct-2017	$11,885	$10,531	$11,996
Oct-2018	$11,917	$10,315	$12,113
Oct-2019	$12,341	$11,502	$13,129
Oct-2020	$12,854	$12,214	$13,587
Oct-2021	$13,915	$12,155	$15,017
Oct-2022	$12,449	$10,249	$13,252
Oct-2023	$13,194	$10,286	$14,078
Oct-2024	$14,638	$11,370	$16,397
Oct-2025	$14,924	$12,071	$17,735

Average Annual Total Returns

	1 Year	5 Years	10 Years
Navigator Tactical Fixed Income Fund	1.96%	3.03%	4.09%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$7,503,436,945
Number of Portfolio Holdings	127
Advisory Fee (net of waivers)	$62,212,511
Portfolio Turnover	44%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Value	Value
Corporate Bonds	32.9%
Credit Default Swap	27.3%
U.S. Government & Agencies	23.2%
Money Market Funds	6.5%
Exchange-Traded Funds	6.0%
Futures	2.9%
Open End Funds	1.2%

Top 10 Holdings (% of net assets)2

Holding Name	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	8.6%
United States Treasury Note, 4.125%, 10/31/29	4.1%
United States Treasury Note, 3.500%, 09/30/29	3.3%
United States Treasury Bill, 1.920%, 11/06/25	2.0%
United States Treasury Bill, 3.030%, 11/13/25	2.0%
United States Treasury Bill, 3.340%, 11/20/25	2.0%
United States Treasury Bill, 3.510%, 11/28/25	2.0%
United States Treasury Bill, 3.590%, 12/04/25	2.0%
United States Treasury Bill, 3.660%, 12/11/25	2.0%
United States Treasury Bill, 3.680%, 12/18/25	2.0%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Navigator Tactical Fixed Income Fund - Class C (NTBCX)

Annual Shareholder Report - October 31, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-NTBCX

Navigator Tactical Fixed Income Fund - Class I (NTBIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.96%

How did the Fund perform during the reporting period?

For the fiscal year ended October 31st, 2025 the Navigator Tactical Fixed Income Fund Class I shares (the “Fund”) gained 2.89%, compared to the Bloomberg US Corporate High Yield Index gain of 8.16% and the Bloomberg US Aggregate Bond Index 6.16% gain. The primary driver of performance in the Fund has always been the Fund’s sector exposure and the modeling processes that drives the allocation between High Yield Bonds, US Treasuries, and cash equivalents. The Fund entered the period invested in High Yield Bonds, a position that it established on November 6, 2023 and ended the period also invested in High Yield Bonds. However, in early April 2025, the tariff induced market volatility and drawdowns negatively impacted the Fund’s performance.

• The market uncertainty around the impacts of the tariffs and the ensuing brief market declines turned our model’s defensive after a successful long-term allocation in High Yield Bonds. While risk-off from 4/7 – 4/29, High Yield Bonds advanced 2.97% and the Fund underperformed due to its risk-off allocation.

• The Federal Reserve paused its rate cutting cycle after three cuts in 2024, then resumed cutting rates and lowered the overnight rate at each of its September and October 2025 Federal Open Market Committee ("FOMC") meetings. Policymakers viewed the cut as an insurance policy against further weakening of the labor market, as Chairman Powell termed it a “risk management cut”, even though GDP continues to grow at a solid and inflation remains above the Fed's 2.0% year over year target.

• Throughout the annual period, the 10-Year Treasury yield remained rangebound between 3.74% and 4.80%. It seems like the path of least resistance to rates is lower with the new rate cut regime. Support on the 10-year Treasury Note yield is 4.0%;  below that, the 2024 lows of 3.6% are in play.

• Our models continue to favor credit. High yield credit spreads surged to 453 bps during the tariff turmoil in April. Following the peak uncertainty, spreads narrowed to near record lows in September as economic growth surprised to the upside and solid credit fundamentals provided a supportive backdrop for gains. High Yield credit spreads ended the period at 281 basis points.

In our opinion, risk assets have a tailwind as liquidity is abundant, credit spreads are low and stable, the economy is on solid footing with continued economic growth in the offing, and financial conditions are supportive. The Fed appears committed to a new rate cut cycle with three more rate cuts priced into the market through the end of 2026. Investor sentiment is neutral at worst and certainly not at levels that caution for a meaningful pullback. For example, there is a lot of dry powder on the sidelines with a record $7.3 Trillion of cash in money market fund assets and in 30 of the 44 weeks this year through October, the American Association of Individual Investors (AAII) sentiment poll showed more investors were bearish than bullish; not what we would expect to see with risk assets trading near new highs.

As we head into next year, it is critically important in our opinion for corporate earnings to continue growing to support the lofty valuation landscape. Analysts currently expect corporate earnings to growth by 16% in 2026, we expect growth but more likely to be in the high single digit range. Politics will play a role in how the market behaves next year. There could be another government shutdown if Congress fails to pass spending legislation in January and the Mid-Term Elections are likely to spark a bout of volatility.

How has the Fund performed over the last ten years?

Total Return Based on $25,000 Investment

Navigator Tactical Fixed Income Fund - $41,187
Bloomberg U.S. Aggregate Bond Index - $30,177
Bloomberg U.S. Corporate High Yield Index - $44,337
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$44,337
$41,187
$30,177
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Navigator Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Oct-2015	$25,000	$25,000	$25,000
Oct-2016	$27,937	$26,093	$27,535
Oct-2017	$30,297	$26,328	$29,991
Oct-2018	$30,696	$25,787	$30,284
Oct-2019	$32,073	$28,755	$32,822
Oct-2020	$33,771	$30,535	$33,968
Oct-2021	$36,908	$30,389	$37,543
Oct-2022	$33,384	$25,623	$33,130
Oct-2023	$35,739	$25,714	$35,194
Oct-2024	$40,029	$28,426	$40,992
Oct-2025	$41,187	$30,177	$44,337

Average Annual Total Returns

	1 Year	5 Years	10 Years
Navigator Tactical Fixed Income Fund	2.89%	4.05%	5.12%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.90%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$7,503,436,945
Number of Portfolio Holdings	127
Advisory Fee (net of waivers)	$62,212,511
Portfolio Turnover	44%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Value	Value
Corporate Bonds	32.9%
Credit Default Swap	27.3%
U.S. Government & Agencies	23.2%
Money Market Funds	6.5%
Exchange-Traded Funds	6.0%
Futures	2.9%
Open End Funds	1.2%

Top 10 Holdings (% of net assets)2

Holding Name	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	8.6%
United States Treasury Note, 4.125%, 10/31/29	4.1%
United States Treasury Note, 3.500%, 09/30/29	3.3%
United States Treasury Bill, 1.920%, 11/06/25	2.0%
United States Treasury Bill, 3.030%, 11/13/25	2.0%
United States Treasury Bill, 3.340%, 11/20/25	2.0%
United States Treasury Bill, 3.510%, 11/28/25	2.0%
United States Treasury Bill, 3.590%, 12/04/25	2.0%
United States Treasury Bill, 3.660%, 12/11/25	2.0%
United States Treasury Bill, 3.680%, 12/18/25	2.0%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Navigator Tactical Fixed Income Fund - Class I (NTBIX)

Annual Shareholder Report - October 31, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-NTBIX

Navigator Tactical Investment Grade Bond Fund - Class I (NTIIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Navigator Tactical Investment Grade Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.01%

How did the Fund perform during the reporting period?

For the fiscal year ended October 31st, 2025 the Navigator Tactical Investment Grade Bond Fund Class I shares (the “Fund”) lost 0.20% compared to the Bloomberg US Aggregate Bond Index 6.16% gain. The primary driver of performance in the Fund is its sector exposure and the modeling processes that drive the allocation between Investment Grade Bonds, US Treasuries, and cash equivalents.

• The Fund’s alpha is driven by the Credit Risk Management models that determine its allocation. When risk-on the Fund will invest in Investment Grade Corporate Bonds; when risk-off the Fund will invest in U.S. Treasuries or T-bills.

• The market uncertainty around the impacts of the tariffs and the ensuing brief market declines turned our model’s defensive on April 8, and the Fund sold Investment Grade Corporate Bonds. The Fund remained defensively positioned and therefore underperformed the markets until it allocated back into Investment Grade Corporate Bonds on April 29.

• The Federal Reserve paused its rate cutting cycle after three cuts in 2024, then resumed cutting rates and lowered the overnight rate at each of its September and October 2025 Federal Open Market Committee ("FOMC") meetings. Policymakers viewed the cut as an insurance policy against further weakening of the labor market, as Chairman Powell termed it a “risk management cut”, even though GDP continues to grow at a solid and inflation remains above the Fed's 2.0% year over year target.

• Throughout the annual period, the 10-Year Treasury yield remained rangebound between 3.74% and 4.80%. It seems like the path of least resistance to rates is lower with the new rate cut regime. Support on the 10-year Treasury Note yield is 4.0%, below that the 2024 lows of 3.6% are in play.

• BBB rated corporate credit outperformed the 7-10 Year Treasury Index during the annual period by 65 bps.

In our opinion, risk assets have a tailwind as liquidity is abundant, credit spreads are low and stable, the economy is on solid footing with continued economic growth in the offing, and financial conditions are supportive. The Fed appears committed to a new rate cut cycle with three more rate cuts priced into the market through the end of 2026. Investor sentiment is neutral at worst. For example, there is a lot of dry powder on the sidelines with a record $7.3 Trillion of cash in money market fund assets and in 30 of the 44 weeks this year through October, the American Association of Individual Investors (AAII) sentiment poll showed more investors were bearish than bullish; not what we would expect to see with risk assets trading near new highs.

As we head into next year, it is critically important in our opinion for corporate earnings to continue growing to support the lofty valuation landscape. Analysts currently expect corporate earnings to grow by 16% in 2026; we expect growth, but more likely to be in the high single digit range. Politics will play a role in how the market behaves next year. There could be another government shutdown if Congress fails to pass spending legislation in January and the Mid-Term Elections are likely to spark a bout of volatility.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

Navigator Tactical Investment Grade Bond Fund - $25,361
Bloomberg U.S. Aggregate Bond Index - $24,604
$30,000
$20,000
$10,000
$0
$25,361
$24,604
Aug-2021
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Navigator Tactical Investment Grade Bond Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2021	$25,000	$25,000
Oct-2021	$24,743	$24,777
Oct-2022	$22,578	$20,891
Oct-2023	$23,103	$20,965
Oct-2024	$25,412	$23,177
Oct-2025	$25,361	$24,604

Average Annual Total Returns

	1 Year	Since Inception (August 31, 2021)
Navigator Tactical Investment Grade Bond Fund	-0.20%	0.34%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$1,153,678,172
Number of Portfolio Holdings	1,209
Advisory Fee (net of waivers)	$9,373,025
Portfolio Turnover	464%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Futures
2.4%
Credit Default Swap
5.2%
Money Market Funds
19.4%
Corporate Bonds
73.0%

Value	Value
Corporate Bonds	73.0%
Money Market Funds	19.4%
Credit Default Swap	5.2%
Futures	2.4%

Top 10 Holdings (% of net assets)2

Holding Name	% of Net Assets
AT&T, Inc., 2.750%, 06/01/31	0.2%
AT&T, Inc., 2.550%, 12/01/33	0.2%
T-Mobile USA, Inc., 3.875%, 04/15/30	0.2%
AT&T, Inc., 3.500%, 09/15/53	0.2%
AT&T, Inc., 3.550%, 09/15/55	0.2%
AT&T, Inc., 3.650%, 09/15/59	0.2%
AT&T, Inc., 5.400%, 02/15/34	0.2%
Kraft Heinz Foods Company, 4.375%, 06/01/46	0.2%
Microsoft Corporation, 2.525%, 06/01/50	0.2%
AT&T, Inc., 3.800%, 12/01/57	0.2%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Navigator Tactical Investment Grade Bond Fund - Class I (NTIIX)

Annual Shareholder Report - October 31, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-NTIIX

Navigator Tactical U.S. Allocation Fund - Class I (NTAIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Navigator Tactical U.S. Allocation Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	1.01%

How did the Fund perform during the reporting period?

For the fiscal year ended October 31st, 2025 the Navigator Tactical U.S. Allocation Fund Class I shares (the “Fund”) gained 5.07% compared to the S&P 500 Index gain of 21.45%. The primary driver of performance in the Fund is its allocation exposure and the modeling processes that drives the allocation between U.S. Equities, US Treasuries, and cash equivalents. The Fund entered the period invested in US Equities, a position that it established on November 6, 2023 and ended the period also invested in US Equities. However, in early April 2025, the tariff induced market volatility and drawdowns negatively impacted the Fund’s performance.

• The market uncertainty around the impacts of the tariffs and the ensuing brief market declines turned our model’s defensive after a successful long-term allocation in US Equities. While risk-off from 4/7 – 4/29, the S&P 500 advanced 9.91% as the Trump Administration suddenly reversed course and paused the tariffs, and the Fund underperformed due to its risk-off allocation.

• The Federal Reserve paused its rate cutting cycle after three cuts in 2024, then resumed cutting rates and lowered the overnight rate at each of its September and October 2025 Federal Open Market Committee ("FOMC") meetings. Policymakers viewed the cut as an insurance policy against further weakening of the labor market, as Chairman Powell termed it a “risk management cut”, even though GDP continues to grow at a solid and inflation remains above the Fed's 2.0% year over year target.

• Throughout the annual period, the 10-Year Treasury yield remained rangebound between 3.74% and 4.80%. It seems like the path of least resistance to rates is lower with the new rate cut regime. Support on the 10-year Treasury Note yield is 4.0%, below that the 2024 lows of 3.6% are in play.

• Our models continue to risk-on. High yield credit spreads surged to 453 basis points during the tariff turmoil in April. Following the peak uncertainty, spreads narrowed to near record lows in September as economic growth surprised to the upside and solid credit fundamentals provided a supportive backdrop for gains.

In our opinion, risk assets have a tailwind as liquidity is abundant, credit spreads are low and stable, the economy is on solid footing with continued economic growth in the offing, and financial conditions are supportive. The Fed appears committed to a new rate cut cycle with three more rate cuts priced into the market through the end of 2026. Investor sentiment is neutral at worst and certainly not at levels that caution for a meaningful pullback. For example, there is a lot of dry powder on the sidelines with a record $7.3 Trillion of cash in money market fund assets and in 30 of the 44 weeks this year through October, the American Association of Individual Investors (AAII) sentiment poll showed more investors were bearish than bullish; not what we would expect to see with risk assets trading near new highs.

As we head into next year, it is critically important in our opinion for corporate earnings to continue growing to support the lofty valuation landscape. Analysts currently expect corporate earnings to grow by 16% in 2026; we expect growth, but more likely in the high single digit range. Politics will play a role in how the market behaves next year. There could be another government shutdown if Congress fails to pass spending legislation in January and the Mid-Term Elections are likely to spark a bout of volatility

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

Navigator Tactical U.S. Allocation Fund - $35,277
S&P 500® Index - $42,947
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$42,947
$35,277
Jun-2021
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Navigator Tactical U.S. Allocation Fund	S&P 500® Index
Jun-2021	$25,000	$25,000
Oct-2021	$27,125	$27,242
Oct-2022	$22,981	$23,262
Oct-2023	$25,593	$25,621
Oct-2024	$33,575	$35,361
Oct-2025	$35,277	$42,947

Average Annual Total Returns

	1 Year	Since Inception (June 11, 2021)
Navigator Tactical U.S. Allocation Fund	5.07%	8.16%
S&P 500® Index	21.45%	13.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$70,647,642
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$463,784
Portfolio Turnover	40%

What did the Fund invest in?

Security Type Weighting (% of total exposure)1

Exchange-Traded Funds
2.9%
Money Market Funds
9.8%
Corporate Bonds
38.8%
Futures
48.5%

Value	Value
Futures	48.5%
Corporate Bonds	38.8%
Money Market Funds	9.8%
Exchange-Traded Funds	2.9%

Top 10 Holdings (% of net assets)2

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	5.6%
Marriott International, Inc., 3.125%, 06/15/26	1.7%
Take-Two Interactive Software, Inc., 5.000%, 03/28/26	1.6%
Conagra Brands, Inc., 5.300%, 10/01/26	1.4%
Citibank NA, 5.038%, 05/29/27	1.4%
Sempra, 5.400%, 08/01/26	1.4%
Merck & Company, Inc., 4.713%, 09/15/27	1.4%
GlaxoSmithKline Capital plc, 4.735%, 03/12/27	1.4%
American Honda Finance Corporation, 5.080%, 07/09/27	1.4%
Mercedes-Benz Finance North America, LLC, 4.986%, 04/01/27	1.4%

1Presented as a percentage of the total notional value of all investments in the Fund.

2Presented as a percentage of net assets, including derivative instruments valued at the value used for determining the Fund's NAV. The notional exposure of such derivative instruments may be greater.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Navigator Tactical U.S. Allocation Fund - Class I (NTAIX)

Annual Shareholder Report - October 31, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-NTAIX

Navigator Ultra Short Bond Fund - Class A (NUSAX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.65%

How did the Fund perform during the reporting period?

For the fiscal period ending October 31, 2025, the Navigator Ultra Short Bond Fund (“The Fund”) Class A shares returned 4.34%, compared to the Bloomberg U.S Treasury Bellwethers 1 Year Index return of 4.40%. Below we discuss developments in the ultra-short duration fixed income space, along with an overview of the Fund’s performance and positioning relative to the benchmark for the 2025 fiscal year.

To begin the fiscal year, risks to either side of the Federal Reserve’s dual mandate of maximum employment and two percent inflation were roughly in balance, according to the Federal Open Market Committee ("FOMC") statement released on November 7, 2024.  Consequently, the FOMC lowered the target range for the federal funds rate by 25 basis points at consecutive meetings. However, inflation stayed somewhat elevated, prompting a pause in rate cuts for much of fiscal 2025.

In April, volatility spiked in bond and equity markets as tariff uncertainty increased.  Front-end credit spreads widened out significantly in response.  As trade tensions eased, spreads quickly recovered and ultimately closed the year three basis points lower than at the start.  Meanwhile, the Fed began signaling a growing focus on downside risks to employment in the latter part of the year, resulting in two more rate cuts in September and October.  By October 31, 2025, the target federal funds rate stood between 3.75% and 4.0%. Despite the tariff related volatility, The Fund experienced no meaningful credit events during the year and performed approximately in-line with its benchmark as credit spreads tightened and the yield curve steepened.

Looking ahead, federal funds futures indicate three more 25 basis point cuts over the coming fiscal year, implying a year-end target range of 3.0% to 3.25%.  Despite the recent resumption of rate cuts, the FOMC is likely to proceed cautiously with continued vigilance toward inflation pressures. The Fund remains underweight duration and will continue to invest opportunistically within the short-duration space.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Navigator Ultra Short Bond Fund - with load - $11,713
Bloomberg U.S. Treasury Bellwethers: 1 Year Index - $11,885
Bloomberg U.S. Aggregate Bond Index - $11,107
$15,000
$10,000
$5,000
$0
$11,885
$11,713
$11,107
Mar-2019
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Navigator Ultra Short Bond Fund - with load	Bloomberg U.S. Treasury Bellwethers: 1 Year Index	Bloomberg U.S. Aggregate Bond Index
Mar-2019	$9,625	$10,000	$10,000
Oct-2019	$9,856	$10,197	$10,584
Oct-2020	$10,076	$10,397	$11,239
Oct-2021	$10,114	$10,414	$11,185
Oct-2022	$10,121	$10,308	$9,431
Oct-2023	$10,641	$10,767	$9,465
Oct-2024	$11,226	$11,384	$10,463
Oct-2025	$11,713	$11,885	$11,107

Average Annual Total Returns

	1 Year	5 Years	Since Inception (3/25/2019)
Navigator Ultra Short Bond Fund
Without Load	4.34%	3.06%	3.02%
With Load	0.41%	2.28%	2.42%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	4.40%	2.71%	2.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$80,376,765
Number of Portfolio Holdings	73
Advisory Fee (net of waivers)	$23,269
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	96.3%
Money Market Funds	3.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 22.2%
Financials 16.0%
Technology 12.4%
Consumer Staples 11.7%
Health Care 9.3%
Industrials 6.8%
Communications 6.7%
Real Estate 4.2%
Money Market Funds 3.7%
Materials 2.5%
Utilities 2.5%
Energy 2.5%
Liabilities in Excess of Other Assets -0.5%

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Energy	2.5%
Utilities	2.5%
Materials	2.5%
Money Market Funds	3.7%
Real Estate	4.2%
Communications	6.7%
Industrials	6.8%
Health Care	9.3%
Consumer Staples	11.7%
Technology	12.4%
Financials	16.0%
Consumer Discretionary	22.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mattel, Inc., 3.375%, 04/01/26	2.8%
DuPont de Nemours, Inc., 4.493%, 11/15/25	2.5%
Take-Two Interactive Software, Inc., 5.000%, 03/28/26	2.1%
Walmart, Inc., 4.693%, 04/28/27	1.9%
American Honda Finance Corporation, 5.024%, 08/13/27	1.9%
HCA, Inc., 5.875%, 02/15/26	1.9%
Keurig Dr Pepper, Inc., 4.873%, 11/15/26	1.9%
Sprint, LLC, 7.625%, 03/01/26	1.9%
Teledyne Technologies, Inc., 1.600%, 04/01/26	1.7%
Kellogg Company, 3.250%, 04/01/26	1.7%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Navigator Ultra Short Bond Fund - Class A (NUSAX)

Annual Shareholder Report - October 31, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-NUSAX

Navigator Ultra Short Bond Fund - Class I (NUSIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

How did the Fund perform during the reporting period?

For the fiscal period ending October 31, 2025, the Navigator Ultra Short Bond Fund (“The Fund”) Class I shares returned 4.76%, compared to the Bloomberg  U.S Treasury Bellwethers 1 Year Index return of 4.40%. Below we discuss developments in the ultra-short duration fixed income space, along with an overview of the Fund’s performance and positioning relative to the benchmark for the 2025 fiscal year.

To begin the fiscal year, risks to either side of the Federal Reserve’s dual mandate of maximum employment and two percent inflation were roughly in balance, according to the Federal Open Market Committee ("FOMC") statement released on November 7, 2024.  Consequently, the FOMC lowered the target range for the federal funds rate by 25 basis points at consecutive meetings. However, inflation stayed somewhat elevated, prompting a pause in rate cuts for much of fiscal 2025.

In April, volatility spiked in bond and equity markets as tariff uncertainty increased.  Front-end credit spreads widened out significantly in response.  As trade tensions eased, spreads quickly recovered and ultimately closed the year three basis points lower than at the start.  Meanwhile, the Fed began signaling a growing focus on downside risks to employment in the latter part of the year, resulting in two more rate cuts in September and October.  By October 31, 2025, the target federal funds rate stood between 3.75% and 4.0%. Despite the tariff related volatility, The Fund experienced no meaningful credit events during the year and outperformed its benchmark modestly as credit spreads tightened and the yield curve steepened.

Looking ahead, federal funds futures indicate three more 25 basis point cuts over the coming fiscal year, implying a year-end target range of 3.0% to 3.25%.  Despite the recent resumption of rate cuts, the FOMC is likely to proceed cautiously with continued vigilance toward inflation pressures. The Fund remains underweight duration and will continue to invest opportunistically within the short-duration space.

How has the Fund performed since inception?

Total Return Based on $25,000 Investment

Navigator Ultra Short Bond Fund - $30,429
Bloomberg U.S. Aggregate Bond Index - $27,769
Bloomberg U.S. Treasury Bellwethers: 1 Year Index - $29,712
$40,000
$30,000
$20,000
$10,000
$0
$30,429
$29,712
$27,769
Mar-2019
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Navigator Ultra Short Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Mar-2019	$25,000	$25,000	$25,000
Oct-2019	$25,404	$26,461	$25,492
Oct-2020	$25,829	$28,098	$25,993
Oct-2021	$25,991	$27,963	$26,034
Oct-2022	$26,051	$23,578	$25,770
Oct-2023	$27,456	$23,662	$26,918
Oct-2024	$29,046	$26,158	$28,460
Oct-2025	$30,429	$27,769	$29,712

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 25, 2019)
Navigator Ultra Short Bond Fund	4.76%	3.33%	3.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.60%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	4.40%	2.71%	2.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$80,376,765
Number of Portfolio Holdings	73
Advisory Fee (net of waivers)	$23,269
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	96.3%
Money Market Funds	3.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Energy	2.5%
Utilities	2.5%
Materials	2.5%
Money Market Funds	3.7%
Real Estate	4.2%
Communications	6.7%
Industrials	6.8%
Health Care	9.3%
Consumer Staples	11.7%
Technology	12.4%
Financials	16.0%
Consumer Discretionary	22.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mattel, Inc., 3.375%, 04/01/26	2.8%
DuPont de Nemours, Inc., 4.493%, 11/15/25	2.5%
Take-Two Interactive Software, Inc., 5.000%, 03/28/26	2.1%
Walmart, Inc., 4.693%, 04/28/27	1.9%
American Honda Finance Corporation, 5.024%, 08/13/27	1.9%
HCA, Inc., 5.875%, 02/15/26	1.9%
Keurig Dr Pepper, Inc., 4.873%, 11/15/26	1.9%
Sprint, LLC, 7.625%, 03/01/26	1.9%
Teledyne Technologies, Inc., 1.600%, 04/01/26	1.7%
Kellogg Company, 3.250%, 04/01/26	1.7%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Navigator Ultra Short Bond Fund - Class I (NUSIX)

Annual Shareholder Report - October 31, 2025

Additional information is available on the Fund's website (https://navigatorfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-NUSIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $70,200
2024 – $67,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2025 – None
2024 – None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $12,000
2024 – $12,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2025 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Navigator Funds

NAVIGATOR® TACTICAL FIXED INCOME FUND

Share Class	Ticker	Cusip
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

NAVIGATOR® TACTICAL INVESTMENT GRADE BOND FUND

Share Class	Ticker	Cusip
I share	NTIIX	66538J399

NAVIGATOR® TACTICAL U.S. ALLOCATION FUND

Share Class	Ticker	Cusip
I share	NTAIX	66538J415

NAVIGATOR® ULTRA SHORT BOND FUND

Share Class	Ticker	Cusip
A share	NUSAX	66538J530
I share	NUSIX	66538J522

Annual Financial Statements and Additional Information

October 31, 2025

Distributed by:
Northern Lights Distributors, LLC
Member FINRA

Advised by:

ClarkCapital Management Group

One Liberty Place, 1650 Market Street, 53rd Floor, Philadelphia, PA 19103
800.766.2264 | www.ccmg.com

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 8.6%
	FIXED INCOME - 8.6%
8,000,000	iShares iBoxx $ High Yield Corporate Bond ETF(h)				$646,400,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $630,506,100)				646,400,000

Shares
	OPEN-END FUNDS — 1.7%
	FIXED INCOME - 0.8%
5,644,443	Navigator Ultra Short Bond Fund, Class I(g)				57,121,760

	MIXED ALLOCATION - 0.9%
6,700,222	Navigator Tactical US Allocation Fund, Class I(g)				70,553,334

	TOTAL OPEN-END FUNDS (Cost $123,873,600)				127,675,094

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 47.1%
	AEROSPACE & DEFENSE — 1.5%
15,534,000	BAE Systems Holdings, Inc.(a)		3.8500	12/15/25	15,526,255
80,000,000	Boeing Company		2.1960	02/04/26	79,575,280
14,044,000	Teledyne Technologies, Inc.		1.6000	04/01/26	13,880,123
					108,981,658
	ASSET MANAGEMENT — 0.2%
16,716,000	Charles Schwab Corporation(b)	SOFRRATE + 0.520%	4.8150	05/13/26	16,721,388

	AUTOMOTIVE — 6.9%
25,000,000	American Honda Finance Corporation(b)	SOFRRATE + 0.500%	4.7170	01/12/26	25,012,310
30,000,000	American Honda Finance Corporation(b)	SOFRRATE + 0.650%	4.9420	05/20/26	30,045,021
23,000,000	American Honda Finance Corporation(b)	SOFRRATE + 0.870%	5.0800	07/09/27	23,118,802
47,500,000	American Honda Finance Corporation(b)	SOFRRATE + 0.730%	5.0240	08/13/27	47,607,675
14,700,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.800%	5.0950	08/13/26	14,752,312

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.1% (Continued)
	AUTOMOTIVE — 6.9% (Continued)
28,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	4.9800	03/19/27	$28,103,666
43,168,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	42,557,671
39,000,000	Ford Motor Credit Company, LLC(b)	SOFRRATE + 1.450%	5.7550	11/05/26	38,982,802
9,033,000	General Motors Financial Company, Inc.		1.2500	01/08/26	8,980,619
12,719,000	General Motors Financial Company, Inc.		5.4000	04/06/26	12,776,080
42,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	5.1900	03/25/27	42,111,944
56,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	4.9860	04/01/27	56,260,047
4,250,000	Toyota Motor Corporation		1.3390	03/25/26	4,203,398
30,000,000	Toyota Motor Credit Corporation(b)	SOFRRATE + 0.450%	4.6630	04/10/26	30,035,338
40,000,000	Toyota Motor Credit Corporation(b)	SOFRRATE + 0.470%	4.6780	01/08/27	40,040,554
20,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.0250	03/20/26	20,018,940
23,688,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	5.3540	08/14/26	23,784,249
30,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	5.2600	03/25/27	30,083,030
					518,474,458
	BANKING — 9.2%
50,000,000	Bank of America Corporation(c)	TSFR3M + 1.322%	3.5590	04/23/27	49,828,867
91,500,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	89,888,810
25,000,000	Citibank NA(b)	SOFRINDX + 0.590%	4.8800	04/30/26	25,037,413
40,000,000	Citibank NA(b)	SOFRINDX + 0.708%	4.9990	08/06/26	40,105,394
58,000,000	Citibank NA(b)	SOFRRATE + 0.781%	5.0380	05/29/27	58,430,430
43,201,000	Citigroup, Inc.(c)	SOFRRATE + 0.765%	1.1220	01/28/27	42,879,741
20,000,000	Commonwealth Bank of Australia(a),(b)	SOFRRATE + 0.460%	4.7370	11/27/26	19,995,535
38,000,000	Cooperatieve Rabobank UA(b)	SOFRRATE + 0.620%	4.8950	08/28/26	38,103,437
100,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.800%	1.0450	11/19/26	99,865,374
35,535,000	JPMorgan Chase & Company(c)	US0003M + 1.245%	3.9600	01/29/27	35,501,592
89,047,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	86,953,665
6,316,000	PNC Bank NA(c)	SOFRRATE + 0.630%	4.5430	05/13/27	6,325,227
100,000,000	Wells Fargo & Company(c)	US0003M + 1.170%	3.1960	06/17/27	99,381,455
					692,296,940
	BEVERAGES — 0.8%
57,500,000	Keurig Dr Pepper, Inc.(b)	SOFRRATE + 0.580%	4.8730	11/15/26	57,509,072

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.1% (Continued)
	BIOTECH & PHARMA — 1.7%
21,227,000	Amgen, Inc.		2.6000	08/19/26	$20,983,687
26,547,000	Bayer US Finance II, LLC(a)		4.2500	12/15/25	26,535,137
48,000,000	GlaxoSmithKline Capital plc(b)	SOFRRATE + 0.500%	4.7350	03/12/27	48,265,262
28,000,000	Merck & Company, Inc.(b)	SOFRRATE + 0.460%	4.7130	09/15/27	28,170,004
					123,954,090
	CABLE & SATELLITE — 0.0%(d)
1,200,000	Cequel Communications Holdings I, LLC / Cequel(a)		7.5000	04/01/28	814,500

	CHEMICALS — 0.8%
57,962,000	DuPont de Nemours, Inc.		4.4930	11/15/25	57,946,735

	COMMERCIAL SUPPORT SERVICES — 0.3%
20,438,000	TR Finance, LLC		3.3500	05/15/26	20,306,440

	E-COMMERCE DISCRETIONARY — 0.2%
15,997,000	eBay, Inc.		1.4000	05/10/26	15,770,206

	ELECTRIC UTILITIES — 0.5%
38,450,000	Entergy Corporation		2.9500	09/01/26	38,114,007

	ELECTRICAL EQUIPMENT — 1.0%
48,000,000	Amphenol Corporation(b)	SOFRRATE + 0.530%	4.5920	11/15/27	48,105,377
10,000,000	Fortive Corporation		3.1500	06/15/26	9,930,416
18,379,000	Johnson Controls International plc		3.9000	02/14/26	18,352,193
					76,387,986

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.1% (Continued)
	FOOD — 2.3%
62,597,000	Conagra Brands, Inc.		4.6000	11/01/25	$62,597,000
6,041,000	Conagra Brands, Inc.		5.3000	10/01/26	6,097,098
35,665,000	Kellogg Company		3.2500	04/01/26	35,509,850
63,774,000	Kraft Heinz Foods Company		3.0000	06/01/26	63,302,170
1,999,000	McCormick & Company, Inc.		3.2500	11/15/25	1,998,344
					169,504,462
	HEALTH CARE FACILITIES & SERVICES — 3.2%
9,458,000	Cigna Corporation		1.2500	03/15/26	9,354,269
73,051,000	CVS Health Corporation		2.8750	06/01/26	72,470,277
5,227,000	CVS Health Corporation		3.0000	08/15/26	5,176,645
73,765,000	HCA, Inc.		5.8750	02/15/26	73,853,713
36,956,000	HCA, Inc.		5.2500	06/15/26	36,993,457
47,352,000	Universal Health Services, Inc.		1.6500	09/01/26	46,358,997
					244,207,358
	INSTITUTIONAL FINANCIAL SERVICES — 2.6%
8,440,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 0.789%	1.0930	12/09/26	8,412,029
20,000,000	Jefferies Financial Group, Inc.		4.7500	08/11/26	20,017,755
24,000,000	Jefferies Financial Group, Inc.		4.5000	09/15/26	24,112,331
40,000,000	Morgan Stanley(c)	SOFRRATE + 0.720%	0.9850	12/10/26	39,864,508
100,000,000	Morgan Stanley(c)	SOFRRATE + 0.879%	1.5930	05/04/27	98,650,105
5,000,000	Morgan Stanley(c)	SOFRRATE + 0.858%	1.5120	07/20/27	4,904,436
					195,961,164
	LEISURE FACILITIES & SERVICES — 1.4%
9,626,000	Marriott International, Inc.		3.1250	06/15/26	9,569,377
26,264,000	Marriott International, Inc.		5.4500	09/15/26	26,563,041
59,350,000	Royal Caribbean Cruises Ltd.(a)		4.2500	07/01/26	59,286,091
9,100,000	Royal Caribbean Cruises Ltd.(a)		5.5000	08/31/26	9,127,317
					104,545,826
	LEISURE PRODUCTS — 0.7%
51,802,000	Mattel, Inc.(a)		3.3750	04/01/26	51,507,928

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.1% (Continued)
	MACHINERY — 0.9%
30,000,000	Caterpillar Financial Services Corporation(b)	SOFRRATE + 0.690%	4.9270	10/16/26	$30,145,806
40,000,000	Caterpillar Financial Services Corporation(b)	SOFRRATE + 0.380%	4.5860	01/07/27	40,081,535
					70,227,341
	OIL & GAS PRODUCERS — 1.0%
48,317,000	Chevron USA, Inc.(b)	SOFRINDX + 0.360%	4.6420	02/26/27	48,428,790
21,654,000	Kinder Morgan, Inc.		1.7500	11/15/26	21,151,891
6,994,000	MPLX, L.P. B		1.7500	03/01/26	6,935,711
					76,516,392
	REAL ESTATE INVESTMENT TRUSTS — 2.1%
43,637,000	Crown Castle International Corporation		3.7000	06/15/26	43,449,048
50,075,000	Equinix, Inc.		1.4500	05/15/26	49,330,906
53,714,000	Realty Income Corporation		4.6250	11/01/25	53,714,000
13,052,000	Weyerhaeuser Company		4.7500	05/15/26	13,093,313
					159,587,267
	RETAIL - CONSUMER STAPLES — 0.4%
33,500,000	Walmart, Inc.(b)	SOFRINDX + 0.430%	4.6930	04/28/27	33,625,476

	RETAIL - DISCRETIONARY — 1.8%
26,597,000	AutoZone, Inc.		3.1250	04/21/26	26,464,859
13,721,000	AutoZone, Inc.		5.0500	07/15/26	13,809,868
66,448,000	Lowe’s Companies, Inc.		4.8000	04/01/26	66,579,778
6,000,000	O’Reilly Automotive, Inc.		3.5500	03/15/26	5,983,287
9,106,000	O’Reilly Automotive, Inc.		5.7500	11/20/26	9,254,629
10,127,000	Ross Stores, Inc.		0.8750	04/15/26	9,976,623
					132,069,044
	SEMICONDUCTORS — 0.3%
19,623,000	Skyworks Solutions, Inc.		1.8000	06/01/26	19,326,599

	SOFTWARE — 2.0%
22,876,000	Fortinet, Inc.		1.0000	03/15/26	22,581,170
70,768,000	Oracle Corporation		1.6500	03/25/26	70,074,348
57,225,000	Oracle Corporation		2.6500	07/15/26	56,656,490
					149,312,008

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.1% (Continued)
	SPECIALTY FINANCE — 0.7%
33,495,000	American Express Company(c)	SOFRINDX + 0.750%	5.6450	04/23/27	$33,719,569
22,696,000	NTT Finance Corporation(a)		1.1620	04/03/26	22,410,824
					56,130,393
	TECHNOLOGY HARDWARE — 0.3%
6,606,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	6,655,263
17,000,000	TD SYNNEX Corporation		1.7500	08/09/26	16,674,571
					23,329,834
	TECHNOLOGY SERVICES — 1.4%
3,225,000	Fidelity National Information Services, Inc.		1.1500	03/01/26	3,193,325
100,000,000	International Business Machines Corporation		3.3000	05/15/26	99,645,034
					102,838,359
	TELECOMMUNICATIONS — 2.2%
83,800,000	Sprint, LLC		7.6250	03/01/26	83,800,000
54,946,000	T-Mobile USA, Inc.		1.5000	02/15/26	54,498,182
27,478,000	T-Mobile USA, Inc.		2.2500	02/15/26	27,313,939
					165,612,121
	TOBACCO & CANNABIS — 0.7%
21,230,000	Altria Group, Inc.		4.4000	02/14/26	21,222,134
29,943,000	Altria Group, Inc.		2.6250	09/16/26	29,583,707
					50,805,841

	TOTAL CORPORATE BONDS (Cost $3,523,354,727)				3,532,384,893

	U.S. GOVERNMENT & AGENCIES — 33.2%
	U.S. TREASURY BILLS — 33.2%
150,000,000	United States Treasury Bill(e)		1.9200	11/06/25	149,952,566
150,000,000	United States Treasury Bill(e)		3.0300	11/13/25	149,838,098
150,000,000	United States Treasury Bill(e)		3.3400	11/20/25	149,725,875
150,000,000	United States Treasury Bill(e)		3.5100	11/28/25	149,597,630

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 33.2% (Continued)
	U.S. TREASURY BILLS/NOTES — 33.2% (Continued)
150,000,000	United States Treasury Bill(e)	3.5900	12/04/25	$149,500,416
150,000,000	United States Treasury Bill(e)	3.6600	12/11/25	149,386,378
150,000,000	United States Treasury Bill(e)	3.6800	12/18/25	149,276,625
150,000,000	United States Treasury Bill(e)	3.7600	12/26/25	149,139,274
150,000,000	United States Treasury Bill(e)	3.7300	01/02/26	149,039,500
150,000,000	United States Treasury Bill(e)	3.6900	01/08/26	148,961,841
150,000,000	United States Treasury Bill(e)	3.6900	01/15/26	148,855,002
150,000,000	United States Treasury Bill(e)	3.7000	01/22/26	148,748,501
150,000,000	United States Treasury Bill(e)	3.6800	01/29/26	148,649,506
250,000,000	United States Treasury Note	3.5000	09/30/29	248,510,742
300,000,000	United States Treasury Note	4.1250	10/31/29	305,009,766
				2,494,191,720

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,485,190,760)			2,494,191,720

Units
	COLLATERAL FOR SECURITIES LOANED — 0.0%(d)
2,598,750	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 4.02% (f),(i)			2,598,750

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,598,750)

Shares
	SHORT-TERM INVESTMENTS — 7.4%
	MONEY MARKET FUND - 7.4%
551,638,411	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.96% (Cost $551,638,411)(f)			551,638,411

	TOTAL INVESTMENTS - 98.0% (Cost $7,317,162,348)			$7,354,888,868
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%			148,548,077
	NET ASSETS - 100.0%			$7,503,436,945

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
17,825	CBOT 5 Year US Treasury Note	12/31/2025	$1,946,684,970	$2,740,775
895	CME E-Mini Standard & Poor’s 500 Index Futures	12/19/2025	307,611,500	8,988,163
	TOTAL FUTURES CONTRACTS			$11,728,938

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	3-Month CME Term SOFR

US0003M	US Treasury 3 Month Bill Money Market Yield

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $420,317,775 or 5.6% of net assets.

(b)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(d)	Percentage rounds to less than 0.1%.

(e)	Zero coupon bond; rate disclosed is the effective yield as of October 31, 2025.

(f)	Rate disclosed is the seven-day effective yield as of October 31, 2025.

(g)	Affiliated Security.

(h)	All or a portion of the security is on loan. Total loaned securities had a value of $2,545,200 at October 31, 2025.

(i)	Security purchased with cash proceeds of securities lending collateral.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

		Termination	Interest Rate	Payment	Notional Value at		Upfront	Unrealized
Reference Entity	Counterparty	Date	Payable	Frequency	October 31, 2025	Value	Premiums Paid	Appreciation
CDX North American High Yield Series 42	GS	6/20/2029	5.00%	Quarterly	$125,000,000	$10,505,944	$7,244,068	$3,261,876
CDX North American High Yield Series 43	GS	12/20/2029	5.00%	Quarterly	123,600,000	9,784,616	5,304,043	4,480,573
CDX North American High Yield Series 44	GS	6/20/2030	5.00%	Quarterly	1,067,000,000	87,057,123	62,333,614	24,723,509
CDX North American High Yield Series 44	MS	6/20/2030	5.00%	Quarterly	84,000,000	6,853,606	3,302,196	3,551,410
CDX North American High Yield Series 45	GS	12/20/2030	5.00%	Quarterly	1,536,200,000	121,079,529	110,799,878	10,279,651

TOTAL						$235,280,818	$188,983,799	$46,297,019

GS - Goldman Sachs

MS - Morgan Stanley

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0%
	AEROSPACE & DEFENSE — 1.8%
800,000	Boeing Company		6.2980	05/01/29	$848,736
1,500,000	Boeing Company		5.1500	05/01/30	1,541,571
100,000	Boeing Company		3.6250	02/01/31	96,001
1,100,000	Boeing Company		6.5280	05/01/34	1,217,254
1,100,000	Boeing Company		5.7050	05/01/40	1,122,056
1,000,000	Boeing Company		5.8050	05/01/50	995,557
800,000	Boeing Company		6.8580	05/01/54	907,939
1,400,000	Boeing Company		5.9300	05/01/60	1,392,089
600,000	Boeing Company		7.0080	05/01/64	686,775
1,100,000	General Dynamics Corporation		3.6250	04/01/30	1,078,756
500,000	L3Harris Technologies, Inc.		5.4000	07/31/33	521,868
500,000	L3Harris Technologies, Inc.		5.3500	06/01/34	519,100
500,000	Lockheed Martin Corporation		5.2500	01/15/33	525,699
800,000	Lockheed Martin Corporation		4.0700	12/15/42	696,325
800,000	Lockheed Martin Corporation		3.8000	03/01/45	653,445
900,000	Lockheed Martin Corporation		4.0900	09/15/52	732,699
600,000	Lockheed Martin Corporation		5.2000	02/15/55	579,494
700,000	Northrop Grumman Corporation		4.4000	05/01/30	705,915
400,000	Northrop Grumman Corporation		5.2000	06/01/54	382,736
1,100,000	Raytheon Technologies Corporation		3.0300	03/15/52	728,824
1,200,000	RTX Corporation		4.1250	11/16/28	1,201,174
700,000	RTX Corporation		2.2500	07/01/30	642,589
300,000	RTX Corporation		6.0000	03/15/31	323,775
700,000	RTX Corporation		5.1500	02/27/33	725,767
700,000	RTX Corporation		6.1000	03/15/34	769,324
500,000	RTX Corporation		5.3750	02/27/53	491,538
600,000	RTX Corporation		6.4000	03/15/54	675,436
					20,762,442
	APPAREL & TEXTILE PRODUCTS — 0.1%
700,000	NIKE, Inc.		2.8500	03/27/30	665,957
800,000	NIKE, Inc.		3.3750	03/27/50	584,797
					1,250,754
	ASSET MANAGEMENT — 0.5%
500,000	Apollo Debt Solutions BDC		6.7000	07/29/31	526,237

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	ASSET MANAGEMENT — 0.5% (Continued)
800,000	Ares Capital Corporation		5.8000	03/08/32	$807,123
900,000	Blue Owl Credit Income Corporation		6.6500	03/15/31	934,551
600,000	Brookfield Finance, Inc.		5.9680	03/04/54	615,754
800,000	Charles Schwab Corporation		2.9000	03/03/32	731,910
700,000	Raymond James Financial, Inc.		4.9500	07/15/46	647,002
600,000	Sixth Street Lending Partners(a)		6.1250	07/15/30	616,667
600,000	UBS Group A.G.		4.8750	05/15/45	565,162
					5,444,406
	AUTOMOTIVE — 1.8%
800,000	Aptiv plc / Aptiv Corporation		4.1500	05/01/52	619,232
1,000,000	Ford Motor Company		3.2500	02/12/32	873,303
900,000	Ford Motor Company		6.1000	08/19/32	923,847
900,000	Ford Motor Company		4.7500	01/15/43	724,500
900,000	Ford Motor Credit Company, LLC		6.7980	11/07/28	940,358
800,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	814,032
600,000	Ford Motor Credit Company, LLC		5.1130	05/03/29	597,338
700,000	Ford Motor Credit Company, LLC		5.8750	11/07/29	714,323
700,000	Ford Motor Credit Company, LLC		7.3500	03/06/30	748,608
300,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	281,423
500,000	Ford Motor Credit Company, LLC		6.0500	03/05/31	511,436
300,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	306,549
200,000	Ford Motor Credit Company, LLC		7.1220	11/07/33	214,853
800,000	Ford Motor Credit Company, LLC		6.1250	03/08/34	809,405
600,000	General Motors Company		5.0000	10/01/28	610,291
800,000	General Motors Company		6.6000	04/01/36	869,392
700,000	General Motors Company		6.2500	10/02/43	715,504
600,000	General Motors Company		5.9500	04/01/49	590,193
600,000	General Motors Financial Company, Inc.		5.8000	01/07/29	625,012
500,000	General Motors Financial Company, Inc.		4.3000	04/06/29	498,226
500,000	General Motors Financial Company, Inc.		5.3500	01/07/30	514,594
500,000	General Motors Financial Company, Inc.		5.8500	04/06/30	524,644
600,000	General Motors Financial Company, Inc.		3.6000	06/21/30	575,476
500,000	General Motors Financial Company, Inc.		5.7500	02/08/31	524,102
700,000	General Motors Financial Company, Inc.		2.7000	06/10/31	630,357

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	AUTOMOTIVE — 1.8% (Continued)
500,000	General Motors Financial Company, Inc.		3.1000	01/12/32	$452,966
500,000	General Motors Financial Company, Inc.		6.4000	01/09/33	538,737
500,000	General Motors Financial Company, Inc.		6.1000	01/07/34	528,316
500,000	General Motors Financial Company, Inc.		5.9500	04/04/34	522,589
500,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	594,886
500,000	Toyota Motor Credit Corporation		4.4500	06/29/29	505,971
800,000	Toyota Motor Credit Corporation		3.3750	04/01/30	776,086
600,000	Toyota Motor Credit Corporation		5.5500	11/20/30	636,741
600,000	Toyota Motor Credit Corporation		5.3500	01/09/35	630,379
					20,943,669
	BANKING — 14.4%
800,000	Banco Santander S.A.		6.6070	11/07/28	854,420
800,000	Banco Santander S.A.		5.5650	01/17/30	833,589
600,000	Banco Santander S.A.(b)	H15T1Y + 1.450%	5.5380	03/14/30	620,512
1,000,000	Banco Santander S.A.		2.7490	12/03/30	908,097
1,000,000	Banco Santander S.A.		6.9210	08/08/33	1,109,295
600,000	Banco Santander S.A.		6.3500	03/14/34	645,683
700,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	695,099
1,000,000	Bank of America Corporation(b)	SOFRRATE + 1.000%	5.1620	01/24/31	1,033,232
800,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	742,624
1,600,000	Bank of America Corporation(b)	SOFRRATE + 2.150%	2.5920	04/29/31	1,487,563
1,200,000	Bank of America Corporation(b)	SOFRRATE + 1.530%	1.8980	07/23/31	1,075,065
900,000	Bank of America Corporation(b)	SOFRRATE + 1.370%	1.9220	10/24/31	800,724
800,000	Bank of America Corporation(b)	SOFRRATE + 1.220%	2.6510	03/11/32	731,328
1,400,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	1,279,226
1,300,000	Bank of America Corporation(b)	SOFRRATE + 1.220%	2.2990	07/21/32	1,156,708
1,100,000	Bank of America Corporation(b)	SOFRRATE + 1.210%	2.5720	10/20/32	989,137
1,300,000	Bank of America Corporation(b)	SOFRRATE + 1.830%	4.5710	04/27/33	1,297,760
1,500,000	Bank of America Corporation(b)	SOFRRATE + 2.160%	5.0150	07/22/33	1,535,132

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	BANKING — 14.4% (Continued)
1,600,000	Bank of America Corporation(b)	SOFRRATE + 1.910%	5.2880	04/25/34	$1,655,786
1,200,000	Bank of America Corporation(b)	SOFRRATE + 1.840%	5.8720	09/15/34	1,284,092
1,400,000	Bank of America Corporation(b)	SOFRRATE + 1.650%	5.4680	01/23/35	1,461,898
1,000,000	Bank of America Corporation(b)	SOFRRATE + 1.310%	5.5110	01/24/36	1,046,768
600,000	Bank of America Corporation		6.1100	01/29/37	647,937
800,000	Bank of America Corporation(b)	TSFR3M + 2.076%	4.2440	04/24/38	749,649
600,000	Bank of America Corporation		7.7500	05/14/38	735,684
1,300,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	964,329
1,200,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	954,596
1,000,000	Bank of America Corporation(b)	TSFR3M + 1.782%	4.3300	03/15/50	855,221
1,800,000	Bank of America Corporation B(b)	TSFR3M + 3.412%	4.0830	03/20/51	1,472,106
700,000	Bank of America Corporation(b)	SOFRRATE + 1.560%	2.9720	07/21/52	466,841
500,000	Bank of Montreal		5.5110	06/04/31	527,312
500,000	Bank of Nova Scotia		4.8500	02/01/30	510,876
500,000	Bank of Nova Scotia(b)	SOFRRATE + 1.070%	5.1300	02/14/31	513,561
400,000	Barclays plc(b)	SOFRRATE + 1.740%	5.6900	03/12/30	415,203
800,000	Barclays plc(b)	SOFRRATE + 1.230%	5.3670	02/25/31	825,059
800,000	Barclays plc(b)	H15T1Y + 1.900%	2.6450	06/24/31	737,164
1,000,000	Barclays plc(b)	H15T1Y + 3.500%	7.4370	11/02/33	1,147,367
900,000	Barclays plc(b)	SOFRRATE + 2.980%	6.2240	05/09/34	969,976
600,000	Barclays plc(b)	SOFRRATE + 2.620%	6.6920	09/13/34	664,329
600,000	Barclays plc(b)	SOFRRATE + 1.910%	5.3350	09/10/35	608,393
1,000,000	Barclays plc(b)	SOFRRATE + 1.590%	5.7850	02/25/36	1,045,731
800,000	Canadian Imperial Bank of Commerce(b)	SOFRRATE + 1.105%	5.2450	01/13/31	825,758
800,000	Canadian Imperial Bank of Commerce		3.6000	04/07/32	760,634
900,000	Citibank NA		5.5700	04/30/34	954,571
800,000	Citigroup, Inc.(b)	SOFRRATE + 1.364%	5.1740	02/13/30	820,985

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	BANKING — 14.4% (Continued)
500,000	Citigroup, Inc.(b)	TSFR3M + 1.600%	3.9800	03/20/30	$494,718
700,000	Citigroup, Inc.(b)	SOFRRATE + 1.338%	4.5420	09/19/30	704,546
600,000	Citigroup, Inc.(b)	SOFRRATE + 1.422%	2.9760	11/05/30	569,425
800,000	Citigroup, Inc.(b)	SOFRRATE + 1.146%	2.6660	01/29/31	745,527
1,300,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	1,297,322
1,400,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	1,290,917
1,100,000	Citigroup, Inc.(b)	SOFRRATE + 1.167%	2.5610	05/01/32	993,827
700,000	Citigroup, Inc.(b)	SOFRRATE + 1.177%	2.5200	11/03/32	622,306
1,000,000	Citigroup, Inc.(b)	SOFRRATE + 1.351%	3.0570	01/25/33	913,436
800,000	Citigroup, Inc.(b)	SOFRRATE + 2.086%	4.9100	05/24/33	809,321
1,000,000	Citigroup, Inc.(b)	SOFRRATE + 2.338%	6.2700	11/17/33	1,091,119
1,100,000	Citigroup, Inc.(b)	SOFRRATE + 1.465%	5.3330	03/27/36	1,125,481
700,000	Citigroup, Inc.(b)	SOFRRATE + 4.548%	5.3160	03/26/41	699,805
800,000	Citigroup, Inc.(b)	SOFRRATE + 1.379%	2.9040	11/03/42	590,995
700,000	Citigroup, Inc.		6.6750	09/13/43	792,814
900,000	Citigroup, Inc.		4.7500	05/18/46	801,269
900,000	Citigroup, Inc.		4.6500	07/23/48	804,547
700,000	Citigroup, Inc.(b)	SOFRRATE + 1.746%	5.6120	03/04/56	710,756
400,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 2.010%	5.8410	01/23/30	415,870
600,000	Citizens Financial Group, Inc.		3.2500	04/30/30	568,638
500,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 1.259%	5.2530	03/05/31	511,393
800,000	Cooperatieve Rabobank UA		5.7500	12/01/43	822,317
500,000	Deutsche Bank A.G.		5.4140	05/10/29	519,477
800,000	Deutsche Bank A.G.(b)	SOFRRATE + 3.043%	3.5470	09/18/31	759,210
500,000	Deutsche Bank A.G.(b)	SOFRRATE + 2.050%	5.4030	09/11/35	509,121

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	BANKING — 14.4% (Continued)
500,000	Fifth Third Bancorp(b)	SOFRINDX + 2.127%	4.7720	07/28/30	$505,309
600,000	Fifth Third Bancorp(b)	SOFRRATE + 1.840%	5.6310	01/29/32	627,940
1,000,000	HSBC Holdings plc		4.9500	03/31/30	1,024,523
900,000	HSBC Holdings plc(b)	US0003M + 1.610%	3.9730	05/22/30	887,685
500,000	HSBC Holdings plc(b)	SOFRRATE + 1.290%	5.2860	11/19/30	515,634
500,000	HSBC Holdings plc(b)	SOFRRATE + 1.290%	5.1300	03/03/31	511,529
900,000	HSBC Holdings plc(b)	SOFRRATE + 2.387%	2.8480	06/04/31	838,482
700,000	HSBC Holdings plc(b)		2.3570	08/18/31	634,850
400,000	HSBC Holdings plc(b)	SOFRRATE + 1.520%	5.7330	05/17/32	421,128
1,200,000	HSBC Holdings plc(b)	SOFRRATE + 1.187%	2.8040	05/24/32	1,091,738
700,000	HSBC Holdings plc(b)	SOFRRATE + 2.870%	5.4020	08/11/33	726,924
900,000	HSBC Holdings plc(b)	SOFRRATE + 2.390%	6.2540	03/09/34	979,149
700,000	HSBC Holdings plc(b)	SOFRRATE + 1.780%	5.7190	03/04/35	738,123
900,000	HSBC Holdings plc(b)	SOFRRATE + 1.560%	5.4500	03/03/36	929,580
900,000	HSBC Holdings plc		6.5000	09/15/37	971,651
1,000,000	HSBC Holdings plc(b)	SOFRRATE + 2.650%	6.3320	03/09/44	1,104,268
600,000	HSBC Holdings plc		5.2500	03/14/44	589,883
700,000	Huntington Bancshares, Inc.(b)	SOFRRATE + 1.276%	5.2720	01/15/31	720,484
600,000	ING Groep N.V.(b)	SOFRRATE + 1.440%	5.3350	03/19/30	618,930
600,000	ING Groep N.V.(b)	SOFRINDX + 1.230%	5.0660	03/25/31	614,188
700,000	ING Groep N.V.(b)	SOFRRATE + 2.090%	6.1140	09/11/34	756,719
900,000	ING Groep N.V.(b)	SOFRRATE + 1.770%	5.5500	03/19/35	937,571
600,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.570%	6.0870	10/23/29	632,296
900,000	JPMorgan Chase & Company(b)	US0003M + 1.330%	4.4520	12/05/29	907,420
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.310%	5.0120	01/23/30	716,930

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	BANKING — 14.4% (Continued)
600,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.160%	5.5810	04/22/30	$626,062
600,000	JPMorgan Chase & Company(b)	TSFR3M + 1.422%	3.7020	05/06/30	589,917
500,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.125%	4.9950	07/22/30	512,899
900,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	850,981
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 0.900%	5.1400	01/24/31	723,152
1,300,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	1,312,660
1,300,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.040%	2.5220	04/22/31	1,207,994
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.435%	5.1030	04/22/31	722,822
700,000	JPMorgan Chase & Company(b)	TSFR3M + 1.105%	1.7640	11/19/31	619,214
1,000,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.065%	1.9530	02/04/32	885,653
900,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	820,271
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.180%	2.5450	11/08/32	718,886
100,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.260%	2.9630	01/25/33	91,598
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.800%	4.5860	04/26/33	802,978
1,400,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.080%	4.9120	07/25/33	1,428,135
1,400,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.845%	5.3500	06/01/34	1,460,280
1,000,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.810%	6.2540	10/23/34	1,101,124
900,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.620%	5.3360	01/23/35	934,222
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.490%	5.7660	04/22/35	852,921
900,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.460%	5.2940	07/22/35	930,422
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.340%	4.9460	10/22/35	707,598
900,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.315%	5.5020	01/24/36	944,187
700,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.680%	5.5720	04/22/36	737,619
900,000	JPMorgan Chase & Company(b)	US0003M + 1.360%	3.8820	07/24/38	811,862
700,000	JPMorgan Chase & Company		5.6000	07/15/41	734,896
700,000	JPMorgan Chase & Company		5.4000	01/06/42	718,230

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	BANKING — 14.4% (Continued)
900,000	JPMorgan Chase & Company		4.9500	06/01/45	$858,985
1,100,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.550%	5.5340	11/29/45	1,131,811
1,200,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	984,769
800,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.440%	3.1090	04/22/51	557,136
1,100,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	793,474
700,000	Lloyds Banking Group plc(b)	H15T1Y + 1.070%	5.7210	06/05/30	732,239
1,000,000	Lloyds Banking Group plc(b)	H15T1Y + 1.750%	5.6790	01/05/35	1,049,779
700,000	M&T Bank Corporation(b)	SOFRRATE + 1.610%	5.3850	01/16/36	709,059
900,000	Mitsubishi UFJ Financial Group, Inc.		3.1950	07/18/29	867,956
900,000	Mitsubishi UFJ Financial Group, Inc.		2.5590	02/25/30	840,210
600,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 0.780%	5.1970	01/16/31	619,357
1,000,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 0.950%	2.3090	07/20/32	889,692
500,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 2.125%	5.1330	07/20/33	515,921
900,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 1.630%	5.4410	02/22/34	946,235
800,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 1.000%	5.4260	04/17/35	834,364
800,000	Mizuho Financial Group, Inc.(b)	SOFRRATE + 1.532%	1.9790	09/08/31	715,203
700,000	Mizuho Financial Group, Inc.(b)	H15T1Y + 1.800%	5.7540	05/27/34	744,498
600,000	Mizuho Financial Group, Inc.(b)	H15T1Y + 0.980%	5.4220	05/13/36	622,546
600,000	National Bank of Canada		5.6000	12/18/28	625,487
700,000	NatWest Group plc(b)	US0003M + 1.905%	5.0760	01/27/30	715,537
700,000	NatWest Group plc(b)	US0003M + 1.871%	4.4450	05/08/30	701,218
700,000	NatWest Group plc(b)	H15T1Y + 1.500%	5.7780	03/01/35	740,861
700,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.198%	5.4920	05/14/30	727,847
600,000	PNC Financial Services Group, Inc.(b)	SOFRINDX + 2.140%	6.0370	10/28/33	646,816
700,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.933%	5.0680	01/24/34	714,304
1,000,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 2.284%	6.8750	10/20/34	1,132,153
600,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.902%	5.6760	01/22/35	633,661
600,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.599%	5.4010	07/23/35	620,798
700,000	PNC Financial Services Group, Inc.(b)	SOFRRATE + 1.394%	5.5750	01/29/36	731,373

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	BANKING — 14.4% (Continued)
400,000	Royal Bank of Canada(b)	SOFRRATE + 1.100%	4.9690	08/02/30	$409,223
600,000	Royal Bank of Canada(b)	SOFRINDX + 1.080%	4.6500	10/18/30	607,312
600,000	Royal Bank of Canada(b)	SOFRRATE + 1.030%	5.1530	02/04/31	617,754
700,000	Royal Bank of Canada(b)	SOFRINDX + 1.130%	4.9700	05/02/31	717,115
900,000	Royal Bank of Canada		5.0000	02/01/33	927,520
700,000	Royal Bank of Canada		5.1500	02/01/34	731,340
600,000	Santander Holdings USA, Inc.(b)	SOFRRATE + 1.940%	5.3530	09/06/30	611,231
500,000	Santander Holdings USA, Inc.(b)	SOFRRATE + 1.878%	5.7410	03/20/31	516,024
700,000	Santander UK Group Holdings plc(b)	SOFRINDX + 1.524%	5.6940	04/15/31	729,285
1,000,000	Sumitomo Mitsui Financial Group, Inc.		2.7500	01/15/30	939,974
800,000	Sumitomo Mitsui Financial Group, Inc.		2.1300	07/08/30	725,879
700,000	Sumitomo Mitsui Financial Group, Inc.		5.7660	01/13/33	747,656
500,000	Sumitomo Mitsui Financial Group, Inc.		5.5580	07/09/34	528,576
500,000	Sumitomo Mitsui Financial Group, Inc.		5.6320	01/15/35	531,690
700,000	Sumitomo Mitsui Financial Group, Inc.		5.8360	07/09/44	736,658
700,000	Toronto-Dominion Bank		4.7830	12/17/29	715,341
500,000	Toronto-Dominion Bank		5.2980	01/30/32	521,645
900,000	Toronto-Dominion Bank		4.4560	06/08/32	900,143
700,000	Truist Bank		2.2500	03/11/30	639,595
800,000	Truist Financial Corporation(b)	SOFRRATE + 2.446%	7.1610	10/30/29	864,772
500,000	Truist Financial Corporation(b)	SOFRRATE + 1.571%	5.1530	08/05/32	513,248
800,000	Truist Financial Corporation(b)	SOFRRATE + 2.361%	5.8670	06/08/34	846,924
1,000,000	Truist Financial Corporation(b)	SOFRRATE + 1.922%	5.7110	01/24/35	1,047,614
800,000	US Bancorp(b)	SOFRRATE + 1.560%	5.3840	01/23/30	826,589
800,000	US Bancorp(b)	SOFRRATE + 1.061%	5.0460	02/12/31	820,204
700,000	US Bancorp(b)	SOFRRATE + 2.090%	5.8500	10/21/33	746,453
600,000	US Bancorp(b)	SOFRRATE + 1.600%	4.8390	02/01/34	602,740

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	BANKING — 14.4% (Continued)
700,000	US Bancorp(b)	SOFRRATE + 2.260%	5.8360	06/12/34	$746,402
500,000	US Bancorp(b)	SOFRRATE + 1.411%	5.4240	02/12/36	518,111
800,000	Wells Fargo & Company(b)	SOFRRATE + 1.790%	6.3030	10/23/29	846,138
1,000,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	947,943
800,000	Wells Fargo & Company(b)	SOFRRATE + 1.110%	5.2440	01/24/31	827,960
900,000	Wells Fargo & Company(b)	TSFR3M + 1.262%	2.5720	02/11/31	838,971
900,000	Wells Fargo & Company(b)	SOFRRATE + 4.032%	4.4780	04/04/31	905,061
900,000	Wells Fargo & Company(b)	SOFRRATE + 1.500%	5.1500	04/23/31	927,965
1,000,000	Wells Fargo & Company(b)	SOFRRATE + 1.500%	3.3500	03/02/33	932,262
1,400,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	4.8970	07/25/33	1,421,210
1,100,000	Wells Fargo & Company(b)	SOFRRATE + 2.020%	5.3890	04/24/34	1,142,391
1,300,000	Wells Fargo & Company(b)	SOFRRATE + 1.990%	5.5570	07/25/34	1,364,600
1,100,000	Wells Fargo & Company(b)	SOFRRATE + 2.060%	6.4910	10/23/34	1,221,123
900,000	Wells Fargo & Company(b)	SOFRRATE + 1.780%	5.4990	01/23/35	939,087
800,000	Wells Fargo & Company(b)	SOFRRATE + 1.380%	5.2110	12/03/35	818,108
600,000	Wells Fargo & Company(b)	SOFRRATE + 1.740%	5.6050	04/23/36	630,171
900,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	701,472
800,000	Wells Fargo & Company		5.6060	01/15/44	803,604
800,000	Wells Fargo & Company		4.6500	11/04/44	711,256
700,000	Wells Fargo & Company		4.9000	11/17/45	640,614
800,000	Wells Fargo & Company		4.4000	06/14/46	679,978
700,000	Wells Fargo & Company		4.7500	12/07/46	624,144
1,000,000	Wells Fargo & Company(b)	SOFRRATE + 2.130%	4.6110	04/25/53	877,428
700,000	Westpac Banking Corporation		5.5350	11/17/28	732,068
800,000	Westpac Banking Corporation		1.9530	11/20/28	754,941
1,000,000	Westpac Banking Corporation		2.1500	06/03/31	902,106
800,000	Westpac Banking Corporation		2.9630	11/16/40	617,694
					166,029,296

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	BEVERAGES — 1.5%
600,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	$775,447
700,000	Anheuser-Busch InBev Worldwide, Inc.		4.9500	01/15/42	677,301
900,000	Anheuser-Busch InBev Worldwide, Inc.		4.4390	10/06/48	789,224
1,300,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	1,318,143
700,000	Anheuser-Busch InBev Worldwide, Inc.		5.8000	01/23/59	731,689
500,000	Coca-Cola Company		3.4500	03/25/30	488,215
800,000	Coca-Cola Company		1.6500	06/01/30	721,755
800,000	Coca-Cola Company		2.5000	06/01/40	596,442
800,000	Coca-Cola Company		3.0000	03/05/51	545,410
500,000	Coca-Cola Company		5.3000	05/13/54	498,405
500,000	Coca-Cola Company		5.2000	01/14/55	491,076
500,000	Coca-Cola Company		5.4000	05/13/64	497,759
600,000	Constellation Brands, Inc.		3.1500	08/01/29	577,180
700,000	Constellation Brands, Inc.		2.2500	08/01/31	619,530
500,000	Diageo Capital plc		5.5000	01/24/33	527,443
500,000	Diageo Capital plc		5.6250	10/05/33	532,152
800,000	Keurig Dr Pepper, Inc.		3.2000	05/01/30	757,518
800,000	Keurig Dr Pepper, Inc.		4.5000	04/15/52	653,804
1,000,000	Molson Coors Beverage Company		4.2000	07/15/46	817,464
700,000	PepsiCo, Inc.		2.7500	03/19/30	662,577
800,000	PepsiCo, Inc.		1.6250	05/01/30	721,415
800,000	PepsiCo, Inc.		3.9000	07/18/32	785,623
600,000	PepsiCo, Inc.		5.0000	02/07/35	617,056
800,000	PepsiCo, Inc.		2.6250	10/21/41	586,107
1,100,000	PepsiCo, Inc.		2.7500	10/21/51	712,424
					16,701,159
	BIOTECH & PHARMA — 6.1%
1,700,000	AbbVie, Inc.		3.2000	11/21/29	1,641,798
500,000	AbbVie, Inc.		4.8750	03/15/30	514,915
400,000	AbbVie, Inc.		4.9500	03/15/31	413,537
800,000	AbbVie, Inc.		5.0500	03/15/34	824,111
600,000	AbbVie, Inc.		4.5500	03/15/35	593,049

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	BIOTECH & PHARMA — 6.1% (Continued)
600,000	AbbVie, Inc.		5.2000	03/15/35	$620,848
800,000	AbbVie, Inc.		4.5000	05/14/35	786,198
1,200,000	AbbVie, Inc.		4.0500	11/21/39	1,074,968
1,000,000	AbbVie, Inc.		4.4000	11/06/42	903,636
600,000	AbbVie, Inc.		4.8500	06/15/44	564,776
1,100,000	AbbVie, Inc.		4.7000	05/14/45	1,014,745
900,000	AbbVie, Inc.		4.4500	05/14/46	797,735
700,000	AbbVie, Inc.		4.8750	11/14/48	649,742
1,100,000	AbbVie, Inc.		5.4000	03/15/54	1,094,513
600,000	AbbVie, Inc.		5.5000	03/15/64	598,909
700,000	Amgen, Inc.		2.4500	02/21/30	649,982
1,000,000	Amgen, Inc.		5.2500	03/02/30	1,037,625
1,500,000	Amgen, Inc.		5.2500	03/02/33	1,552,948
1,300,000	Amgen, Inc.		5.6000	03/02/43	1,319,350
800,000	Amgen, Inc.		4.5630	06/15/48	692,695
1,000,000	Amgen, Inc.		3.3750	02/21/50	725,530
1,400,000	Amgen, Inc.		5.6500	03/02/53	1,397,142
700,000	Amgen, Inc.		4.4000	02/22/62	560,344
900,000	Amgen, Inc.		5.7500	03/02/63	896,310
800,000	Astrazeneca Finance, LLC		4.8500	02/26/29	820,604
700,000	Astrazeneca Finance, LLC		5.0000	02/26/34	723,915
900,000	AstraZeneca plc		1.3750	08/06/30	795,418
900,000	AstraZeneca plc		6.4500	09/15/37	1,028,302
1,100,000	Biogen, Inc.		3.1500	05/01/50	721,753
700,000	Bristol-Myers Squibb Company		4.9000	02/22/29	718,184
600,000	Bristol-Myers Squibb Company		5.7500	02/01/31	642,005
600,000	Bristol-Myers Squibb Company		5.1000	02/22/31	623,771
700,000	Bristol-Myers Squibb Company		5.2000	02/22/34	726,826
800,000	Bristol-Myers Squibb Company		4.1250	06/15/39	726,223
900,000	Bristol-Myers Squibb Company		6.2500	11/15/53	985,197
1,400,000	Bristol-Myers Squibb Company		5.5500	02/22/54	1,392,714
600,000	Bristol-Myers Squibb Company		3.9000	03/15/62	441,299
500,000	Bristol-Myers Squibb Company		6.4000	11/15/63	553,130
600,000	Bristol-Myers Squibb Company		5.6500	02/22/64	595,787

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	BIOTECH & PHARMA — 6.1% (Continued)
800,000	Eli Lilly & Company		4.5000	02/09/29	$813,308
700,000	Eli Lilly & Company		4.7500	02/12/30	718,594
800,000	Eli Lilly & Company		4.7000	02/09/34	809,203
800,000	Eli Lilly & Company		5.1000	02/12/35	828,138
700,000	Eli Lilly & Company		4.8750	02/27/53	654,787
500,000	Eli Lilly & Company		5.0000	02/09/54	474,801
500,000	Eli Lilly & Company		5.0500	08/14/54	478,180
500,000	Eli Lilly & Company		5.5000	02/12/55	510,041
800,000	Eli Lilly & Company		5.1000	02/09/64	756,362
600,000	Eli Lilly & Company		5.6000	02/12/65	618,808
500,000	Gilead Sciences, Inc.		5.1000	06/15/35	514,730
500,000	Gilead Sciences, Inc.		4.6000	09/01/35	495,525
500,000	Gilead Sciences, Inc.		5.6500	12/01/41	522,291
800,000	Gilead Sciences, Inc.		4.8000	04/01/44	748,166
800,000	Gilead Sciences, Inc.		4.5000	02/01/45	719,148
800,000	Gilead Sciences, Inc.		4.7500	03/01/46	737,075
500,000	Gilead Sciences, Inc.		4.1500	03/01/47	421,539
700,000	Gilead Sciences, Inc.		2.8000	10/01/50	454,844
400,000	Gilead Sciences, Inc.		5.5500	10/15/53	405,279
400,000	Gilead Sciences, Inc.		5.5000	11/15/54	403,655
500,000	GlaxoSmithKline Capital, Inc.		4.8750	04/15/35	507,064
800,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	902,139
500,000	Johnson & Johnson		4.7000	03/01/30	515,145
900,000	Johnson & Johnson		1.3000	09/01/30	798,077
500,000	Johnson & Johnson		4.8500	03/01/32	519,646
1,000,000	Johnson & Johnson		5.0000	03/01/35	1,038,915
1,000,000	Johnson & Johnson		3.6250	03/03/37	909,945
600,000	Johnson & Johnson		3.7000	03/01/46	493,084
800,000	Johnson & Johnson		3.7500	03/03/47	655,736
600,000	Merck & Company, Inc.		4.5000	05/17/33	605,006
800,000	Merck & Company, Inc.		4.1500	05/18/43	697,012
600,000	Merck & Company, Inc.		4.9000	05/17/44	571,480
900,000	Merck & Company, Inc.		3.7000	02/10/45	725,360
1,600,000	Merck & Company, Inc.		2.7500	12/10/51	1,017,861

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	BIOTECH & PHARMA — 6.1% (Continued)
800,000	Novartis Capital Corporation		4.4000	05/06/44	$725,520
800,000	Novartis Capital Corporation		4.0000	11/20/45	679,184
1,000,000	Novartis Capital Corporation		2.7500	08/14/50	659,327
600,000	Pfizer Investment Enterprises Pte Ltd.		4.6500	05/19/30	611,958
1,300,000	Pfizer Investment Enterprises Pte Ltd.		4.7500	05/19/33	1,315,791
1,900,000	Pfizer Investment Enterprises Pte Ltd.		5.3000	05/19/53	1,834,789
1,300,000	Pfizer Investment Enterprises Pte Ltd.		5.3400	05/19/63	1,234,069
600,000	Pfizer, Inc.		2.6250	04/01/30	564,943
600,000	Pfizer, Inc.		1.7000	05/28/30	540,447
900,000	Pfizer, Inc.		7.2000	03/15/39	1,082,291
600,000	Pfizer, Inc.		4.3000	06/15/43	527,181
700,000	Pfizer, Inc.		4.4000	05/15/44	628,300
800,000	Pfizer, Inc.		4.1250	12/15/46	670,525
700,000	Regeneron Pharmaceuticals, Inc.		1.7500	09/15/30	620,810
900,000	Royalty Pharma plc		3.3000	09/02/40	696,756
1,000,000	Takeda Pharmaceutical Company Ltd.		5.0000	11/26/28	1,022,676
700,000	Takeda Pharmaceutical Company Ltd.		5.6500	07/05/44	716,054
500,000	Takeda Pharmaceutical Company Ltd.		3.1750	07/09/50	341,101
900,000	Wyeth, LLC		5.9500	04/01/37	974,619
600,000	Zoetis, Inc.		4.7000	02/01/43	556,198
					70,464,017
	CABLE & SATELLITE — 2.2%
1,000,000	Charter Communications Operating, LLC / Charter		6.1000	06/01/29	1,045,186
600,000	Charter Communications Operating, LLC / Charter		6.6500	02/01/34	634,122
600,000	Charter Communications Operating, LLC / Charter		6.5500	06/01/34	631,567
900,000	Charter Communications Operating, LLC / Charter		6.3840	10/23/35	931,544
1,400,000	Charter Communications Operating, LLC / Charter		6.4840	10/23/45	1,361,009
1,200,000	Charter Communications Operating, LLC / Charter		5.3750	05/01/47	1,018,770
600,000	Charter Communications Operating, LLC / Charter		5.7500	04/01/48	532,547
1,300,000	Charter Communications Operating, LLC / Charter		4.8000	03/01/50	1,008,171
900,000	Charter Communications Operating, LLC / Charter		3.7000	04/01/51	581,968
1,300,000	Charter Communications Operating, LLC / Charter		3.9000	06/01/52	853,157
600,000	Charter Communications Operating, LLC / Charter		4.4000	12/01/61	406,710
900,000	Comcast Corporation		3.4000	04/01/30	868,999

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	CABLE & SATELLITE — 2.2% (Continued)
500,000	Comcast Corporation		4.2500	10/15/30	$499,047
700,000	Comcast Corporation		1.9500	01/15/31	618,814
500,000	Comcast Corporation		1.5000	02/15/31	431,896
100,000	Comcast Corporation		5.5000	11/15/32	105,327
500,000	Comcast Corporation		4.2500	01/15/33	487,232
500,000	Comcast Corporation		4.6500	02/15/33	500,457
600,000	Comcast Corporation		4.8000	05/15/33	603,174
600,000	Comcast Corporation		4.2000	08/15/34	570,817
700,000	Comcast Corporation		3.2000	07/15/36	591,982
1,209,000	Comcast Corporation(a)		5.1680	01/15/37	1,190,611
1,000,000	Comcast Corporation		3.9000	03/01/38	873,249
600,000	Comcast Corporation		3.2500	11/01/39	474,360
900,000	Comcast Corporation		3.7500	04/01/40	747,970
1,000,000	Comcast Corporation		4.0000	08/15/47	776,827
1,100,000	Comcast Corporation		3.9690	11/01/47	846,682
1,100,000	Comcast Corporation		3.9990	11/01/49	831,706
1,200,000	Comcast Corporation		3.4500	02/01/50	825,648
3,000,000	Comcast Corporation		2.8870	11/01/51	1,814,836
600,000	Comcast Corporation		5.3500	05/15/53	552,421
600,000	Time Warner Cable, LLC		7.3000	07/01/38	646,110
600,000	Time Warner Cable, LLC		6.7500	06/15/39	616,203
700,000	Time Warner Cable, LLC		5.5000	09/01/41	629,655
					25,108,774
	CHEMICALS — 0.6%
800,000	Air Products and Chemicals, Inc.		4.6000	02/08/29	814,326
1,300,000	Air Products and Chemicals, Inc.		2.0500	05/15/30	1,190,495
500,000	Dow Chemical Company		6.9000	05/15/53	530,706
800,000	DuPont de Nemours, Inc.(a)		4.7250	11/15/28	813,687
1,200,000	Eastman Chemical Company		5.0000	08/01/29	1,221,645
700,000	LYB International Finance III, LLC		5.5000	03/01/34	698,932
700,000	Nutrien Ltd.		5.8000	03/27/53	714,768
800,000	Sherwin-Williams Company		4.5000	06/01/47	696,705
					6,681,264

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.3%
800,000	Waste Connections, Inc.		5.0000	03/01/34	$818,256
600,000	Waste Management, Inc.		4.6250	02/15/30	610,987
800,000	Waste Management, Inc.		4.8000	03/15/32	817,518
900,000	Waste Management, Inc.		4.9500	03/15/35	913,806
100,000	Waste Management, Inc.		5.3500	10/15/54	98,721
					3,259,288
	CONSTRUCTION MATERIALS — 0.2%
800,000	CRH America Finance, Inc.		5.5000	01/09/35	835,444
700,000	CRH SMW Finance DAC		5.1250	01/09/30	720,466
1,000,000	Martin Marietta Materials, Inc.		5.1500	12/01/34	1,023,176
					2,579,086
	CONTAINERS & PACKAGING — 0.1%
600,000	Amcor Flexibles North America, Inc.		5.5000	03/17/35	620,708
700,000	Berry Global, Inc.		5.8000	06/15/31	741,615
					1,362,323
	DIVERSIFIED INDUSTRIALS — 0.6%
1,600,000	3M Company		2.3750	08/26/29	1,502,130
1,000,000	Emerson Electric Company		2.2000	12/21/31	888,434
1,000,000	Honeywell International, Inc.		1.9500	06/01/30	907,676
700,000	Honeywell International, Inc.		1.7500	09/01/31	608,036
600,000	Honeywell International, Inc.		5.0000	02/15/33	617,880
700,000	Honeywell International, Inc.		4.5000	01/15/34	694,099
800,000	Honeywell International, Inc.		5.2500	03/01/54	770,578
1,200,000	Parker-Hannifin Corporation		4.5000	09/15/29	1,217,954
					7,206,787
	E-COMMERCE DISCRETIONARY — 0.9%
700,000	Amazon.com, Inc.		4.6500	12/01/29	717,696
900,000	Amazon.com, Inc.		1.5000	06/03/30	806,589
700,000	Amazon.com, Inc.		2.1000	05/12/31	629,681
800,000	Amazon.com, Inc.		3.6000	04/13/32	772,549
600,000	Amazon.com, Inc.		4.7000	12/01/32	615,767
1,000,000	Amazon.com, Inc.		3.8750	08/22/37	919,303
800,000	Amazon.com, Inc.		2.8750	05/12/41	612,684
100,000	Amazon.com, Inc.		4.9500	12/05/44	97,936

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	E-COMMERCE DISCRETIONARY — 0.9% (Continued)
1,200,000	Amazon.com, Inc.		4.0500	08/22/47	$1,007,757
1,400,000	Amazon.com, Inc.		3.1000	05/12/51	970,411
900,000	Amazon.com, Inc.		3.9500	04/13/52	719,565
900,000	Amazon.com, Inc.		4.2500	08/22/57	746,561
700,000	Amazon.com, Inc.		4.1000	04/13/62	557,234
700,000	eBay, Inc.		4.0000	07/15/42	583,849
					9,757,582
	ELECTRIC UTILITIES — 3.4%
700,000	AES Corporation		5.8000	03/15/32	715,799
600,000	American Electric Power Company, Inc.		5.6250	03/01/33	632,825
700,000	Berkshire Hathaway Energy Company		5.1500	11/15/43	679,211
900,000	Berkshire Hathaway Energy Company		4.6000	05/01/53	780,105
700,000	Consolidated Edison Company of New York, Inc.		5.9000	11/15/53	735,441
800,000	Consolidated Edison Company of New York, Inc.		5.7000	05/15/54	821,614
600,000	Constellation Energy Generation, LLC		6.5000	10/01/53	663,633
600,000	Constellation Energy Generation, LLC		5.7500	03/15/54	607,962
700,000	Dominion Energy, Inc.		5.0000	06/15/30	718,328
900,000	Dominion Energy, Inc.		2.2500	08/15/31	797,282
800,000	Duke Energy Carolinas, LLC		4.9500	01/15/33	824,498
500,000	Duke Energy Carolinas, LLC		5.3500	01/15/53	493,024
500,000	Duke Energy Carolinas, LLC		5.4000	01/15/54	497,337
900,000	Duke Energy Corporation		2.4500	06/01/30	830,843
700,000	Duke Energy Corporation		5.4500	06/15/34	730,032
1,000,000	Duke Energy Corporation		3.7500	09/01/46	770,705
500,000	Entergy Louisiana, LLC		5.8000	03/15/55	515,263
900,000	Exelon Corporation		4.0500	04/15/30	891,645
900,000	Exelon Corporation		4.7000	04/15/50	781,588
600,000	Florida Power & Light Company		2.4500	02/03/32	541,364
700,000	Florida Power & Light Company		4.8000	05/15/33	715,117
600,000	Florida Power & Light Company		5.3000	06/15/34	627,892
800,000	Florida Power & Light Company		2.8750	12/04/51	523,120
600,000	Florida Power & Light Company		5.3000	04/01/53	589,147
1,100,000	Georgia Power Company		4.9500	05/17/33	1,123,123
700,000	MidAmerican Energy Company		5.8500	09/15/54	738,160

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	ELECTRIC UTILITIES — 3.4% (Continued)
600,000	National Grid plc		5.4180	01/11/34	$623,499
600,000	NextEra Energy Capital Holdings, Inc.		5.3000	03/15/32	625,666
700,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	715,886
500,000	NextEra Energy Capital Holdings, Inc.		5.2500	03/15/34	513,765
600,000	NextEra Energy Capital Holdings, Inc.		5.4500	03/15/35	621,399
800,000	NextEra Energy Capital Holdings, Inc.		5.2500	02/28/53	757,574
500,000	Northern States Power Company		5.1000	05/15/53	478,961
600,000	Oncor Electric Delivery Company, LLC		5.5500	06/15/54	597,258
700,000	Pacific Gas and Electric Company		6.1000	01/15/29	730,078
1,100,000	Pacific Gas and Electric Company		4.5500	07/01/30	1,090,946
600,000	Pacific Gas and Electric Company		6.4000	06/15/33	645,817
500,000	Pacific Gas and Electric Company		5.8000	05/15/34	518,243
600,000	Pacific Gas and Electric Company		5.7000	03/01/35	616,865
800,000	Pacific Gas and Electric Company		4.5000	07/01/40	698,129
1,500,000	Pacific Gas and Electric Company		4.9500	07/01/50	1,290,059
900,000	Pacific Gas and Electric Company		3.5000	08/01/50	614,841
700,000	Pacific Gas and Electric Company		6.7500	01/15/53	756,968
700,000	PacifiCorporation		5.4500	02/15/34	719,638
600,000	PacifiCorporation		5.5000	05/15/54	564,634
800,000	PacifiCorporation		5.8000	01/15/55	779,632
500,000	PPL Capital Funding, Inc.		5.2500	09/01/34	513,119
700,000	Public Service Company of Colorado		5.3500	05/15/34	723,429
500,000	Public Service Company of Colorado		5.7500	05/15/54	511,956
800,000	Public Service Enterprise Group, Inc.		2.4500	11/15/31	712,873
700,000	San Diego Gas & Electric Company		5.3500	04/01/53	675,960
700,000	Southern California Edison Company		5.4500	06/01/31	721,619
800,000	Southern California Edison Company		5.2000	06/01/34	800,781
1,200,000	Southern California Edison Company		4.0000	04/01/47	915,590
600,000	Southern Company		5.2000	06/15/33	617,159
400,000	Southern Company		4.4000	07/01/46	342,680
700,000	Xcel Energy, Inc.		5.6000	04/15/35	726,298
					39,566,380
	ELECTRICAL EQUIPMENT — 0.3%
1,000,000	Amphenol Corporation		2.8000	02/15/30	946,305

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	ELECTRICAL EQUIPMENT — 0.3% (Continued)
1,300,000	Carrier Global Corporation		2.7220	02/15/30	$1,219,254
1,100,000	Carrier Global Corporation		2.7000	02/15/31	1,013,831
					3,179,390
	ENTERTAINMENT CONTENT — 0.6%
600,000	Fox Corporation		5.4760	01/25/39	603,363
700,000	Fox Corporation		5.5760	01/25/49	679,608
800,000	Paramount Global		4.2000	05/19/32	740,108
800,000	Paramount Global		4.3750	03/15/43	606,134
600,000	Walt Disney Company		2.0000	09/01/29	557,943
600,000	Walt Disney Company		3.8000	03/22/30	594,558
600,000	Walt Disney Company		2.6500	01/13/31	558,947
500,000	Walt Disney Company		6.6500	11/15/37	577,482
1,000,000	Walt Disney Company		3.5000	05/13/40	841,501
1,100,000	Walt Disney Company		2.7500	09/01/49	713,391
1,000,000	Walt Disney Company		3.6000	01/13/51	759,061
					7,232,096
	FOOD — 0.9%
800,000	Campbell Soup Company		5.4000	03/21/34	821,785
900,000	Conagra Brands, Inc.		4.8500	11/01/28	909,659
700,000	Conagra Brands, Inc.		5.3000	11/01/38	673,571
600,000	Hormel Foods Corporation		1.8000	06/11/30	539,646
800,000	J M Smucker Company		6.5000	11/15/53	885,713
1,000,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		3.0000	05/15/32	896,114
900,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	935,829
900,000	JBS USA LUX Sarl / JBS USA Food Company / JBS USA(a)		5.9500	04/20/35	942,812
2,300,000	Kraft Heinz Foods Company		4.3750	06/01/46	1,922,489
900,000	Mondelez International, Inc.		3.0000	03/17/32	823,486
1,000,000	Tyson Foods, Inc.		5.1000	09/28/48	923,376
					10,274,480
	GAS & WATER UTILITIES — 0.3%
900,000	American Water Capital Corporation		4.4500	06/01/32	898,980
700,000	American Water Capital Corporation		5.2500	03/01/35	719,453
800,000	NiSource, Inc.		3.6000	05/01/30	776,050
600,000	NiSource, Inc.		1.7000	02/15/31	521,820

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	GAS & WATER UTILITIES — 0.3% (Continued)
800,000	NiSource, Inc.		4.3750	05/15/47	$678,288
					3,594,591
	HEALTH CARE FACILITIES & SERVICES — 4.3%
600,000	AmerisourceBergen Corporation		2.7000	03/15/31	551,295
800,000	Anthem, Inc.		4.6500	08/15/44	714,140
1,000,000	Anthem, Inc.		3.6000	03/15/51	721,137
500,000	Cardinal Health, Inc.		5.3500	11/15/34	514,667
900,000	Centene Corporation		4.6250	12/15/29	874,429
600,000	Centene Corporation		2.5000	03/01/31	517,398
500,000	Centene Corporation		2.6250	08/01/31	429,402
700,000	Cigna Corporation		4.8000	07/15/46	626,843
900,000	Cigna Group		4.3750	10/15/28	905,491
800,000	Cigna Group		2.3750	03/15/31	720,817
400,000	Cigna Group		5.1250	05/15/31	414,213
600,000	Cigna Group		5.2500	02/15/34	617,548
1,100,000	Cigna Group		4.9000	12/15/48	985,322
1,000,000	Cigna Group		3.4000	03/15/51	697,098
700,000	Cigna Group		5.6000	02/15/54	686,319
700,000	CVS Health Corporation		5.0000	01/30/29	714,945
800,000	CVS Health Corporation		3.2500	08/15/29	769,112
600,000	CVS Health Corporation		5.1250	02/21/30	616,307
600,000	CVS Health Corporation		5.2500	01/30/31	618,736
700,000	CVS Health Corporation		5.5500	06/01/31	734,393
700,000	CVS Health Corporation		5.2500	02/21/33	717,790
600,000	CVS Health Corporation		5.3000	06/01/33	616,535
1,700,000	CVS Health Corporation		4.7800	03/25/38	1,596,426
800,000	CVS Health Corporation		5.3000	12/05/43	754,586
1,600,000	CVS Health Corporation		5.1250	07/20/45	1,454,104
800,000	CVS Health Corporation		5.6250	02/21/53	757,391
1,000,000	CVS Health Corporation		5.8750	06/01/53	982,778
700,000	Elevance Health, Inc.		4.9500	11/01/31	713,900
600,000	Elevance Health, Inc.		5.3750	06/15/34	618,967
600,000	Elevance Health, Inc.		5.2000	02/15/35	612,084
1,000,000	Elevance Health, Inc.		3.1250	05/15/50	666,686

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.3% (Continued)
500,000	Elevance Health, Inc.		6.1000	10/15/52	$522,876
900,000	Elevance Health, Inc.		5.1250	02/15/53	823,507
800,000	HCA, Inc.		4.1250	06/15/29	794,200
700,000	HCA, Inc.		3.5000	09/01/30	671,525
400,000	HCA, Inc.		5.5000	03/01/32	417,779
600,000	HCA, Inc.		5.5000	06/01/33	625,680
500,000	HCA, Inc.		5.4500	09/15/34	514,886
600,000	HCA, Inc.		5.7500	03/01/35	629,541
600,000	HCA, Inc.		5.5000	06/15/47	576,200
800,000	HCA, Inc.		5.2500	06/15/49	734,145
700,000	HCA, Inc.		3.5000	07/15/51	484,707
800,000	HCA, Inc.		4.6250	03/15/52	664,759
400,000	HCA, Inc.		5.9000	06/01/53	399,259
500,000	HCA, Inc.		6.2000	03/01/55	519,410
1,400,000	Humana, Inc.		5.3750	04/15/31	1,445,513
900,000	IQVIA, Inc.		6.2500	02/01/29	948,659
800,000	Laboratory Corp of America Holdings		4.8000	10/01/34	792,651
500,000	Quest Diagnostics, Inc.		2.9500	06/30/30	471,064
500,000	Quest Diagnostics, Inc.		6.4000	11/30/33	555,597
800,000	UnitedHealth Group, Inc.		4.2500	01/15/29	804,106
800,000	UnitedHealth Group, Inc.		4.8000	01/15/30	818,340
700,000	UnitedHealth Group, Inc.		2.0000	05/15/30	636,179
700,000	UnitedHealth Group, Inc.		4.9500	01/15/32	716,686
600,000	UnitedHealth Group, Inc.		4.2000	05/15/32	591,579
700,000	UnitedHealth Group, Inc.		5.3500	02/15/33	730,965
700,000	UnitedHealth Group, Inc.		4.5000	04/15/33	694,211
600,000	UnitedHealth Group, Inc.		6.8750	02/15/38	697,776
800,000	UnitedHealth Group, Inc.		5.5000	07/15/44	802,202
900,000	UnitedHealth Group, Inc.		4.7500	07/15/45	819,870
1,000,000	UnitedHealth Group, Inc.		3.2500	05/15/51	685,814
800,000	UnitedHealth Group, Inc.		4.7500	05/15/52	706,036
800,000	UnitedHealth Group, Inc.		5.8750	02/15/53	821,792
800,000	UnitedHealth Group, Inc.		5.0500	04/15/53	735,003
700,000	UnitedHealth Group, Inc.		5.3750	04/15/54	673,721

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.3% (Continued)
600,000	UnitedHealth Group, Inc.		5.6250	07/15/54	$596,972
700,000	UnitedHealth Group, Inc.		3.8750	08/15/59	515,867
500,000	UnitedHealth Group, Inc.		6.0500	02/15/63	526,385
700,000	UnitedHealth Group, Inc.		5.2000	04/15/63	640,782
600,000	UnitedHealth Group, Inc.		5.7500	07/15/64	599,095
700,000	Universal Health Services, Inc.		2.6500	10/15/30	635,206
					49,961,404
	HOUSEHOLD PRODUCTS — 0.5%
500,000	Kenvue, Inc.		5.0000	03/22/30	512,861
600,000	Kenvue, Inc.		4.9000	03/22/33	605,966
800,000	Kenvue, Inc.		5.0500	03/22/53	734,176
600,000	Kimberly-Clark Corporation		3.1000	03/26/30	576,783
600,000	Procter & Gamble Company		3.0000	03/25/30	576,536
700,000	Procter & Gamble Company		1.2000	10/29/30	614,004
400,000	Procter & Gamble Company		4.0500	01/26/33	400,189
600,000	Unilever Capital Corporation		5.9000	11/15/32	657,933
700,000	Unilever Capital Corporation		5.0000	12/08/33	727,770
					5,406,218
	INSTITUTIONAL FINANCIAL SERVICES — 4.6%
900,000	Brookfield Finance, Inc.		4.3500	04/15/30	901,763
800,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.770%	6.4840	10/24/29	849,596
1,300,000	Goldman Sachs Group, Inc.		3.8000	03/15/30	1,278,252
600,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.265%	5.7270	04/25/30	626,934
700,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.210%	5.0490	07/23/30	716,152
600,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.078%	5.2070	01/28/31	619,147
1,200,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.580%	5.2180	04/23/31	1,238,122
1,300,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.090%	1.9920	01/27/32	1,149,309
1,400,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.281%	2.6150	04/22/32	1,270,163
900,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.264%	2.6500	10/21/32	809,377
100,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.410%	3.1020	02/24/33	91,746

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.6% (Continued)
1,000,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.552%	5.8510	04/25/35	$1,065,922
1,100,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.550%	5.3300	07/23/35	1,132,523
1,800,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.420%	5.0160	10/23/35	1,811,696
1,500,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.380%	5.5360	01/28/36	1,561,336
900,000	Goldman Sachs Group, Inc.(b)	TSFR3M + 1.635%	4.0170	10/31/38	808,851
700,000	Goldman Sachs Group, Inc.(b)	TSFR3M + 1.692%	4.4110	04/23/39	649,812
900,000	Goldman Sachs Group, Inc.		6.2500	02/01/41	991,744
800,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.513%	3.2100	04/22/42	622,044
700,000	Goldman Sachs Group, Inc.		5.1500	05/22/45	664,351
700,000	Goldman Sachs Group, Inc.		4.7500	10/21/45	641,072
1,000,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.580%	5.5610	11/19/45	1,012,018
1,000,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 1.696%	5.7340	01/28/56	1,036,950
400,000	Intercontinental Exchange, Inc.		5.2500	06/15/31	418,611
600,000	Intercontinental Exchange, Inc.		4.6000	03/15/33	605,893
700,000	Intercontinental Exchange, Inc.		4.2500	09/21/48	597,500
1,200,000	Intercontinental Exchange, Inc.		3.0000	06/15/50	815,472
600,000	Intercontinental Exchange, Inc.		4.9500	06/15/52	566,051
1,000,000	Jefferies Financial Group, Inc.		6.2000	04/14/34	1,051,606
700,000	LPL Holdings, Inc.		6.7500	11/17/28	746,259
700,000	Morgan Stanley(b)	SOFRRATE + 1.830%	6.4070	11/01/29	741,980
400,000	Morgan Stanley(b)	SOFRRATE + 1.450%	5.1730	01/16/30	410,759
700,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	704,055
500,000	Morgan Stanley(b)	SOFRRATE + 1.260%	5.6560	04/18/30	521,483
300,000	Morgan Stanley(b)	SOFRRATE + 1.215%	5.0420	07/19/30	307,809
400,000	Morgan Stanley(b)	SOFRRATE + 1.100%	4.6540	10/18/30	404,754
700,000	Morgan Stanley(b)	SOFRRATE + 1.108%	5.2300	01/15/31	722,536
1,100,000	Morgan Stanley(b)	SOFRRATE + 1.143%	2.6990	01/22/31	1,029,508

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.6% (Continued)
1,400,000	Morgan Stanley(b)	SOFRRATE + 3.120%	3.6220	04/01/31	$1,359,170
1,100,000	Morgan Stanley(b)	SOFRRATE + 1.510%	5.1920	04/17/31	1,133,706
1,000,000	Morgan Stanley(b)	SOFRRATE + 1.034%	1.7940	02/13/32	874,416
800,000	Morgan Stanley(b)	SOFRRATE + 1.020%	1.9280	04/28/32	699,935
1,100,000	Morgan Stanley(b)	SOFRRATE + 1.178%	2.2390	07/21/32	973,443
1,000,000	Morgan Stanley(b)	SOFRRATE + 2.560%	6.3420	10/18/33	1,099,538
1,000,000	Morgan Stanley(b)	SOFRRATE + 1.870%	5.2500	04/21/34	1,032,084
800,000	Morgan Stanley(b)	SOFRRATE + 1.880%	5.4240	07/21/34	833,237
900,000	Morgan Stanley(b)	SOFRRATE + 2.050%	6.6270	11/01/34	1,008,548
700,000	Morgan Stanley(b)	SOFRRATE + 1.730%	5.4660	01/18/35	728,117
1,000,000	Morgan Stanley(b)	SOFRRATE + 1.580%	5.8310	04/19/35	1,065,891
1,000,000	Morgan Stanley(b)	SOFRRATE + 1.555%	5.3200	07/19/35	1,030,261
900,000	Morgan Stanley(b)	SOFRRATE + 1.418%	5.5870	01/18/36	942,644
600,000	Morgan Stanley(b)	SOFRRATE + 1.757%	5.6640	04/17/36	631,603
700,000	Morgan Stanley(b)	US0003M + 1.455%	3.9710	07/22/38	631,065
800,000	Morgan Stanley		6.3750	07/24/42	902,112
500,000	Morgan Stanley		4.3750	01/22/47	439,437
700,000	Morgan Stanley(b)	SOFRRATE + 4.840%	5.5970	03/24/51	713,991
900,000	Morgan Stanley(b)	SOFRRATE + 1.710%	5.5160	11/19/55	912,045
700,000	Nasdaq, Inc.		5.9500	08/15/53	736,191
1,100,000	Nomura Holdings, Inc.		2.6790	07/16/30	1,013,991
1,000,000	Nomura Holdings, Inc.		2.9990	01/22/32	906,950
700,000	Northern Trust Corporation		1.9500	05/01/30	639,491
800,000	State Street Corporation		4.8340	04/24/30	821,494
					52,322,516
	INSURANCE — 1.9%
1,100,000	American International Group, Inc.		5.1250	03/27/33	1,129,600

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	INSURANCE — 1.9% (Continued)
1,000,000	Aon Corporation		3.7500	05/02/29	$987,017
700,000	Aon North America, Inc.		5.4500	03/01/34	729,418
800,000	Aon North America, Inc.		5.7500	03/01/54	808,309
700,000	Arthur J Gallagher & Company		5.1500	02/15/35	706,661
700,000	Arthur J Gallagher & Company		5.5500	02/15/55	680,405
900,000	Berkshire Hathaway Finance Corporation		4.2000	08/15/48	769,997
800,000	Berkshire Hathaway Finance Corporation		4.2500	01/15/49	689,404
1,000,000	Berkshire Hathaway Finance Corporation		2.8500	10/15/50	660,207
1,000,000	Berkshire Hathaway Finance Corporation		3.8500	03/15/52	788,514
600,000	Berkshire Hathaway, Inc.		4.5000	02/11/43	571,084
600,000	Chubb Corporation		6.0000	05/11/37	656,489
900,000	Chubb INA Holdings, Inc.		4.3500	11/03/45	799,870
800,000	Chubb INA Holdings, LLC		5.0000	03/15/34	819,510
800,000	Corebridge Financial, Inc.		3.9000	04/05/32	761,438
700,000	Corebridge Financial, Inc.		4.4000	04/05/52	579,092
700,000	Marsh & McLennan Companies, Inc.		4.8500	11/15/31	715,526
900,000	Marsh & McLennan Companies, Inc.		5.0000	03/15/35	913,593
800,000	Marsh & McLennan Companies, Inc.		4.9000	03/15/49	738,659
700,000	Marsh & McLennan Companies, Inc.		5.4000	03/15/55	690,361
700,000	MetLife, Inc.		5.7000	06/15/35	749,890
1,000,000	MetLife, Inc.		4.8750	11/13/43	943,996
600,000	MetLife, Inc.		5.0000	07/15/52	560,709
500,000	MetLife, Inc.		5.2500	01/15/54	484,754
800,000	Prudential Financial, Inc.		5.2000	03/14/35	821,762
1,000,000	Prudential Financial, Inc.		3.9350	12/07/49	791,115
800,000	Prudential Financial, Inc.		3.7000	03/13/51	606,323
600,000	Travelers Companies, Inc.		6.2500	06/15/37	670,265
800,000	Willis North America, Inc.		5.3500	05/15/33	827,504
					21,651,472
	INTERNET MEDIA & SERVICES — 0.9%
1,700,000	Alphabet, Inc.		1.1000	08/15/30	1,490,596
1,400,000	Alphabet, Inc.		1.9000	08/15/40	956,956
600,000	Expedia Group, Inc.		5.4000	02/15/35	614,788
500,000	Meta Platforms, Inc.		4.9500	05/15/33	512,883

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	INTERNET MEDIA & SERVICES — 0.9% (Continued)
700,000	Meta Platforms, Inc.		4.7500	08/15/34	$702,988
900,000	Meta Platforms, Inc.		4.4500	08/15/52	753,423
800,000	Meta Platforms, Inc.		5.6000	05/15/53	793,830
1,000,000	Meta Platforms, Inc.		5.4000	08/15/54	963,149
600,000	Meta Platforms, Inc.		4.6500	08/15/62	499,147
600,000	Meta Platforms, Inc.		5.7500	05/15/63	598,292
800,000	Netflix, Inc.		5.8750	11/15/28	841,596
400,000	Netflix, Inc.		6.3750	05/15/29	429,528
500,000	Netflix, Inc.		5.4000	08/15/54	495,705
600,000	Uber Technologies, Inc.		4.8000	09/15/34	600,630
500,000	Uber Technologies, Inc.		5.3500	09/15/54	484,072
					10,737,583
	LEISURE FACILITIES & SERVICES — 0.7%
500,000	Marriott International, Inc.		4.6250	06/15/30	505,524
700,000	Marriott International, Inc.		2.8500	04/15/31	645,057
600,000	Marriott International, Inc.		5.3500	03/15/35	615,664
600,000	Marriott International, Inc.		5.5000	04/15/37	616,068
400,000	McDonald’s Corporation		3.6000	07/01/30	390,518
700,000	McDonald’s Corporation		4.7000	12/09/35	694,765
700,000	McDonald’s Corporation		4.8750	12/09/45	647,254
700,000	McDonald’s Corporation		4.4500	03/01/47	605,548
1,000,000	McDonald’s Corporation		3.6250	09/01/49	747,550
600,000	McDonald’s Corporation		5.1500	09/09/52	567,879
800,000	Starbucks Corporation		2.2500	03/12/30	734,869
700,000	Starbucks Corporation		2.5500	11/15/30	646,206
1,000,000	Starbucks Corporation		3.5000	11/15/50	717,247
					8,134,149
	MACHINERY — 0.7%
800,000	Caterpillar, Inc.		3.8030	08/15/42	681,476
800,000	Caterpillar, Inc.		3.2500	09/19/49	583,068
500,000	Deere & Company		5.7000	01/19/55	526,262
1,100,000	Eaton Corporation		4.1500	03/15/33	1,084,530
1,100,000	Ingersoll Rand, Inc.		5.1760	06/15/29	1,136,413
600,000	John Deere Capital Corporation		4.8500	06/11/29	616,720

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	MACHINERY — 0.7% (Continued)
700,000	John Deere Capital Corporation		4.4000	09/08/31	$705,869
900,000	John Deere Capital Corporation		5.0500	06/12/34	927,783
500,000	Regal Rexnord Corporation		6.4000	04/15/33	536,365
800,000	Stanley Black & Decker, Inc.		2.3000	03/15/30	729,326
600,000	Trane Technologies Luxembourg Finance S.A.		3.8000	03/21/29	593,905
					8,121,717
	MEDICAL EQUIPMENT & DEVICES — 1.1%
600,000	Abbott Laboratories		4.7500	11/30/36	605,238
1,100,000	Abbott Laboratories		4.9000	11/30/46	1,055,257
700,000	Agilent Technologies, Inc.		2.3000	03/12/31	629,271
900,000	Baxter International, Inc.		2.2720	12/01/28	845,024
1,000,000	Becton Dickinson & Company		2.8230	05/20/30	938,622
1,100,000	Becton Dickinson & Company		1.9570	02/11/31	972,205
800,000	Danaher Corporation		2.8000	12/10/51	517,171
1,200,000	DH Europe Finance II Sarl		2.6000	11/15/29	1,134,352
500,000	GE HealthCare Technologies, Inc.		5.8570	03/15/30	529,608
600,000	GE HealthCare Technologies, Inc.		5.9050	11/22/32	645,782
500,000	GE HealthCare Technologies, Inc.		6.3770	11/22/52	549,930
500,000	Medtronic Global Holdings SCA		4.5000	03/30/33	500,452
700,000	Stryker Corporation		1.9500	06/15/30	633,492
500,000	Stryker Corporation		5.2000	02/10/35	514,791
800,000	Thermo Fisher Scientific, Inc.		2.6000	10/01/29	756,271
800,000	Thermo Fisher Scientific, Inc.		4.9770	08/10/30	825,555
900,000	Thermo Fisher Scientific, Inc.		5.0860	08/10/33	933,339
600,000	Zimmer Biomet Holdings, Inc.		2.6000	11/24/31	541,143
					13,127,503
	METALS & MINING — 0.7%
700,000	Barrick North America Finance, LLC		5.7500	05/01/43	723,388
700,000	BHP Billiton Finance USA Ltd.		5.0000	02/21/30	721,820
800,000	BHP Billiton Finance USA Ltd.		5.2500	09/08/33	833,082
800,000	BHP Billiton Finance USA Ltd.		5.3000	02/21/35	829,190
1,300,000	BHP Billiton Finance USA Ltd.		5.0000	09/30/43	1,252,589
600,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	582,421
800,000	Rio Tinto Finance USA plc		4.8750	03/14/30	821,053

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	METALS & MINING — 0.7% (Continued)
900,000	Rio Tinto Finance USA plc		5.2500	03/14/35	$931,021
1,000,000	Rio Tinto Finance USA plc		5.7500	03/14/55	1,035,823
					7,730,387
	OIL & GAS PRODUCERS — 6.5%
1,000,000	BP Capital Markets America, Inc.		3.6330	04/06/30	980,105
600,000	BP Capital Markets America, Inc.		2.7210	01/12/32	546,149
800,000	BP Capital Markets America, Inc.		4.8120	02/13/33	810,406
800,000	BP Capital Markets America, Inc.		5.2270	11/17/34	827,735
800,000	BP Capital Markets America, Inc.		3.0600	06/17/41	613,952
600,000	BP Capital Markets America, Inc.		3.0000	02/24/50	399,448
900,000	BP Capital Markets America, Inc.		2.7720	11/10/50	569,958
900,000	BP Capital Markets America, Inc.		2.9390	06/04/51	585,242
800,000	BP Capital Markets America, Inc.		3.3790	02/08/61	534,437
600,000	Canadian Natural Resources Ltd.		6.2500	03/15/38	640,435
600,000	Cheniere Corpus Christi Holdings, LLC		3.7000	11/15/29	584,705
500,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	500,183
700,000	Cheniere Energy Partners, L.P.		5.9500	06/30/33	738,785
500,000	Cheniere Energy Partners, L.P.		5.7500	08/15/34	519,850
500,000	Cheniere Energy, Inc.		5.6500	04/15/34	517,144
700,000	Chevron USA, Inc.		4.9800	04/15/35	719,122
700,000	ConocoPhillips Company		5.0500	09/15/33	721,497
700,000	ConocoPhillips Company		3.8000	03/15/52	529,358
600,000	ConocoPhillips Company		5.5000	01/15/55	584,773
700,000	Devon Energy Corporation		5.2000	09/15/34	695,253
800,000	Devon Energy Corporation		4.7500	05/15/42	695,917
800,000	Diamondback Energy, Inc.		3.1250	03/24/31	743,608
900,000	Diamondback Energy, Inc.		5.5500	04/01/35	923,659
700,000	Diamondback Energy, Inc.		5.7500	04/18/54	674,805
500,000	Enbridge, Inc.		3.1250	11/15/29	477,682
400,000	Enbridge, Inc.		6.2000	11/15/30	431,272
800,000	Enbridge, Inc.		5.7000	03/08/33	842,676
500,000	Enbridge, Inc.		5.6250	04/05/34	521,916
800,000	Enbridge, Inc.		3.4000	08/01/51	552,144
600,000	Enbridge, Inc.		6.7000	11/15/53	669,159

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	OIL & GAS PRODUCERS — 6.5% (Continued)
500,000	Energy Transfer, L.P.		5.2500	04/15/29	$513,958
500,000	Energy Transfer, L.P.		6.4000	12/01/30	541,141
600,000	Energy Transfer, L.P.		6.5500	12/01/33	655,867
600,000	Energy Transfer, L.P.		5.6000	09/01/34	617,252
700,000	Energy Transfer, L.P.		6.1250	12/15/45	698,701
600,000	Energy Transfer, L.P.		6.0000	06/15/48	586,372
700,000	Energy Transfer, L.P.		6.2500	04/15/49	699,074
800,000	Energy Transfer, L.P.		5.0000	05/15/50	678,345
600,000	Energy Transfer, L.P.		5.9500	05/15/54	576,504
500,000	Energy Transfer, L.P.		6.0500	09/01/54	486,879
700,000	Enterprise Products Operating, LLC		2.8000	01/31/30	662,836
600,000	Enterprise Products Operating, LLC		5.3500	01/31/33	628,136
700,000	Enterprise Products Operating, LLC		4.9500	02/15/35	708,326
900,000	Enterprise Products Operating, LLC		4.8500	03/15/44	835,807
900,000	Enterprise Products Operating, LLC		5.1000	02/15/45	860,158
800,000	Enterprise Products Operating, LLC		3.2000	02/15/52	543,105
700,000	Enterprise Products Operating, LLC		3.3000	02/15/53	479,256
700,000	Enterprise Products Operating, LLC		5.5500	02/16/55	692,158
600,000	EOG Resources, Inc.		5.6500	12/01/54	600,549
500,000	Expand Energy Corporation		5.7000	01/15/35	514,046
800,000	Exxon Mobil Corporation		4.2270	03/19/40	737,430
900,000	Exxon Mobil Corporation		4.3270	03/19/50	773,827
1,000,000	Exxon Mobil Corporation		3.4520	04/15/51	734,984
700,000	Hess Corporation		5.6000	02/15/41	733,891
500,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	564,251
700,000	Kinder Morgan, Inc.		5.0000	02/01/29	715,632
800,000	Kinder Morgan, Inc.		5.2000	06/01/33	819,512
600,000	Kinder Morgan, Inc.		5.4000	02/01/34	617,964
800,000	Kinder Morgan, Inc.		5.5500	06/01/45	778,452
800,000	Kinder Morgan, Inc.		5.2000	03/01/48	737,478
800,000	Marathon Petroleum Corporation		5.1500	03/01/30	822,095
700,000	Marathon Petroleum Corporation		6.5000	03/01/41	752,525
600,000	MPLX, L.P.		5.5000	06/01/34	611,451
500,000	MPLX, L.P.		5.4000	04/01/35	503,425

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	OIL & GAS PRODUCERS — 6.5% (Continued)
700,000	MPLX, L.P.		4.7000	04/15/48	$584,440
700,000	MPLX, L.P.		5.5000	02/15/49	650,430
800,000	MPLX, L.P.		4.9500	03/14/52	681,756
800,000	Occidental Petroleum Corporation		5.2000	08/01/29	817,406
800,000	Occidental Petroleum Corporation		8.8750	07/15/30	925,721
400,000	Occidental Petroleum Corporation		7.5000	05/01/31	448,112
500,000	Occidental Petroleum Corporation		5.3750	01/01/32	508,968
500,000	Occidental Petroleum Corporation		6.4500	09/15/36	530,869
500,000	Occidental Petroleum Corporation		6.6000	03/15/46	522,604
700,000	ONEOK, Inc.		5.6500	11/01/28	725,843
600,000	ONEOK, Inc.		4.7500	10/15/31	599,730
700,000	ONEOK, Inc.		6.0500	09/01/33	741,755
700,000	ONEOK, Inc.		5.0500	11/01/34	690,881
700,000	ONEOK, Inc.		5.7000	11/01/54	654,988
700,000	Phillips 66		5.8750	05/01/42	712,398
900,000	Phillips 66		4.8750	11/15/44	801,545
600,000	Phillips 66 Company		5.2500	06/15/31	622,513
500,000	Plains All American Pipeline, L.P. / PAA Finance		3.8000	09/15/30	483,199
900,000	Sabine Pass Liquefaction, LLC		4.5000	05/15/30	904,068
1,000,000	Shell Finance US, Inc.		4.3750	05/11/45	876,563
800,000	Shell Finance US, Inc.		4.0000	05/10/46	659,973
900,000	Shell Finance US, Inc.		3.2500	04/06/50	639,285
1,000,000	Shell International Finance BV		3.8750	11/13/28	999,411
1,000,000	Shell International Finance BV		6.3750	12/15/38	1,131,854
700,000	Shell International Finance BV		5.5000	03/25/40	726,885
600,000	Southwestern Energy Company		5.3750	03/15/30	608,970
500,000	Suncor Energy, Inc.		6.8500	06/01/39	559,203
600,000	Targa Resources Corporation		5.5500	08/15/35	612,785
400,000	Targa Resources Corporation		6.5000	02/15/53	421,332
500,000	Targa Resources Corporation		6.1250	05/15/55	502,906
800,000	Targa Resources Partners, L.P. / Targa Resources		5.5000	03/01/30	810,997
900,000	TotalEnergies Capital International S.A.		2.8290	01/10/30	857,272
1,600,000	TotalEnergies Capital International S.A.		3.1270	05/29/50	1,096,481
600,000	TotalEnergies Capital S.A.		5.1500	04/05/34	623,753

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	OIL & GAS PRODUCERS — 6.5% (Continued)
900,000	TotalEnergies Capital S.A.		5.4880	04/05/54	$885,992
800,000	TotalEnergies Capital S.A.		5.6380	04/05/64	795,390
1,100,000	TransCanada PipeLines Ltd.		4.1000	04/15/30	1,083,853
600,000	TransCanada PipeLines Ltd.		4.6250	03/01/34	586,105
900,000	TransCanada PipeLines Ltd.		6.2000	10/15/37	968,736
800,000	Valero Energy Corporation		3.6500	12/01/51	563,439
700,000	Western Midstream Operating, L.P.		4.0500	02/01/30	683,699
800,000	Western Midstream Operating, L.P.		5.4500	11/15/34	798,788
900,000	Williams Companies, Inc.		2.6000	03/15/31	817,337
800,000	Williams Companies, Inc.		5.6000	03/15/35	830,071
700,000	Williams Companies, Inc.		5.1000	09/15/45	648,835
700,000	Williams Companies, Inc.		5.3000	08/15/52	657,843
700,000	Woodside Finance Ltd.		5.1000	09/12/34	694,174
					75,381,920
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
500,000	Halliburton Company		4.8500	11/15/35	493,879
600,000	Halliburton Company		7.4500	09/15/39	720,332
900,000	Halliburton Company		5.0000	11/15/45	819,228
					2,033,439
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
800,000	Alexandria Real Estate Equities, Inc.		3.5500	03/15/52	548,623
700,000	American Tower Corporation		5.8000	11/15/28	729,868
600,000	American Tower Corporation		2.1000	06/15/30	542,123
600,000	American Tower Corporation		1.8750	10/15/30	532,217
500,000	American Tower Corporation		5.5500	07/15/33	523,475
500,000	American Tower Corporation		5.9000	11/15/33	534,767
800,000	Boston Properties, L.P.		3.2500	01/30/31	744,490
500,000	Boston Properties, L.P.		6.5000	01/15/34	538,885
700,000	Boston Properties, L.P.		5.7500	01/15/35	715,966
700,000	Brixmor Operating Partnership, L.P.		4.0500	07/01/30	687,097
700,000	Crown Castle, Inc.		2.2500	01/15/31	623,521
800,000	Crown Castle, Inc.		2.1000	04/01/31	701,317
700,000	Crown Castle, Inc.		5.8000	03/01/34	738,244
800,000	Equinix, Inc.		2.1500	07/15/30	723,308

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.6% (Continued)
800,000	Equinix, Inc.		2.5000	05/15/31	$722,535
500,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.6250	09/15/34	505,962
600,000	Healthpeak OP, LLC		5.2500	12/15/32	617,710
500,000	Host Hotels & Resorts, L.P.		3.5000	09/15/30	471,099
600,000	Prologis, L.P.		5.1250	01/15/34	617,417
600,000	Prologis, L.P.		5.0000	03/15/34	611,332
700,000	Prologis, L.P.		5.2500	03/15/54	680,627
800,000	Realty Income Corporation		5.1250	02/15/34	819,445
700,000	Simon Property Group, L.P.		2.4500	09/13/29	658,091
900,000	Simon Property Group, L.P.		3.2500	09/13/49	631,810
500,000	Ventas Realty, L.P.		4.4000	01/15/29	501,264
500,000	VICI Properties, L.P.		4.9500	02/15/30	505,715
500,000	VICI Properties, L.P.		5.1250	11/15/31	506,378
500,000	VICI Properties, L.P.		5.1250	05/15/32	504,108
800,000	Welltower, Inc.		3.1000	01/15/30	766,325
					18,003,719
	RETAIL - CONSUMER STAPLES — 0.9%
900,000	Costco Wholesale Corporation		1.6000	04/20/30	813,387
900,000	Kroger Company		5.0000	09/15/34	907,353
1,000,000	Kroger Company		5.5000	09/15/54	972,949
600,000	Kroger Company		5.6500	09/15/64	584,927
800,000	Target Corporation		2.3500	02/15/30	745,961
800,000	Target Corporation		5.0000	04/15/35	810,324
800,000	Target Corporation		4.8000	01/15/53	726,046
700,000	Walmart, Inc.		1.8000	09/22/31	618,851
500,000	Walmart, Inc.		4.1500	09/09/32	501,352
500,000	Walmart, Inc.		4.1000	04/15/33	497,691
900,000	Walmart, Inc.		4.9000	04/28/35	925,391
1,000,000	Walmart, Inc.		2.5000	09/22/41	726,764
1,000,000	Walmart, Inc.		2.6500	09/22/51	640,386
900,000	Walmart, Inc.		4.5000	09/09/52	808,765
					10,280,147
	RETAIL - DISCRETIONARY — 1.1%
700,000	AutoZone, Inc.		4.0000	04/15/30	692,365

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	RETAIL - DISCRETIONARY — 1.1% (Continued)
800,000	Home Depot, Inc.		3.9000	12/06/28	$800,513
900,000	Home Depot, Inc.		2.9500	06/15/29	869,558
700,000	Home Depot, Inc.		2.7000	04/15/30	660,734
700,000	Home Depot, Inc.		1.3750	03/15/31	604,892
700,000	Home Depot, Inc.		1.8750	09/15/31	613,538
500,000	Home Depot, Inc.		4.9500	06/25/34	511,761
900,000	Home Depot, Inc.		5.8750	12/16/36	977,365
600,000	Home Depot, Inc.		5.9500	04/01/41	646,463
900,000	Home Depot, Inc.		4.2500	04/01/46	774,966
900,000	Home Depot, Inc.		3.9000	06/15/47	726,371
900,000	Home Depot, Inc.		3.1250	12/15/49	623,389
1,000,000	Home Depot, Inc.		2.7500	09/15/51	631,449
600,000	Home Depot, Inc.		5.3000	06/25/54	586,366
600,000	Lowe’s Companies, Inc.		3.6500	04/05/29	589,826
700,000	Lowe’s Companies, Inc.		1.7000	10/15/30	617,555
700,000	Lowe’s Companies, Inc.		2.8000	09/15/41	506,750
1,200,000	Lowe’s Companies, Inc.		3.0000	10/15/50	778,086
700,000	Lowe’s Companies, Inc.		4.2500	04/01/52	559,833
500,000	Lowe’s Companies, Inc.		5.6250	04/15/53	493,377
					13,265,157
	SEMICONDUCTORS — 2.6%
1,200,000	Analog Devices, Inc. B		2.1000	10/01/31	1,059,561
800,000	Applied Materials, Inc.		2.7500	06/01/50	523,648
500,000	Broadcom, Inc.		5.0500	07/12/29	514,786
500,000	Broadcom, Inc.		4.3500	02/15/30	502,402
600,000	Broadcom, Inc.		5.0500	04/15/30	620,143
1,400,000	Broadcom, Inc.		2.4500	02/15/31	1,275,719
700,000	Broadcom, Inc.(a)		4.1500	04/15/32	685,244
700,000	Broadcom, Inc.		5.2000	04/15/32	728,205
700,000	Broadcom, Inc.		3.4190	04/15/33	651,622
1,000,000	Broadcom, Inc.		3.4690	04/15/34	915,799
600,000	Broadcom, Inc.		4.8000	10/15/34	603,185
1,100,000	Broadcom, Inc.(a)		3.1370	11/15/35	952,686
1,000,000	Broadcom, Inc.(a)		3.1870	11/15/36	853,073

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	SEMICONDUCTORS — 2.6% (Continued)
800,000	Broadcom, Inc.(a)		4.9260	05/15/37	$796,509
800,000	Broadcom, Inc.		3.7500	02/15/51	620,287
500,000	Intel Corporation		5.1250	02/10/30	513,731
600,000	Intel Corporation		3.9000	03/25/30	587,861
700,000	Intel Corporation		2.0000	08/12/31	611,944
1,100,000	Intel Corporation		5.2000	02/10/33	1,118,198
900,000	Intel Corporation		4.1000	05/19/46	709,334
1,100,000	Intel Corporation		3.7340	12/08/47	808,986
1,100,000	Intel Corporation		3.2500	11/15/49	733,610
900,000	Intel Corporation		4.7500	03/25/50	764,404
800,000	Intel Corporation		5.7000	02/10/53	769,496
600,000	Intel Corporation		5.9000	02/10/63	586,341
700,000	KLA Corporation		4.9500	07/15/52	652,682
500,000	KLA Corporation		5.2500	07/15/62	481,497
1,300,000	Lam Research Corporation		1.9000	06/15/30	1,176,970
800,000	Microchip Technology, Inc.		5.0500	03/15/29	815,313
1,500,000	Micron Technology, Inc.		5.8750	09/15/33	1,596,554
1,000,000	NVIDIA Corporation		2.8500	04/01/30	956,033
1,000,000	NVIDIA Corporation		3.5000	04/01/50	763,874
800,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		3.4000	05/01/30	767,749
700,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.5000	05/11/31	630,117
1,100,000	QUALCOMM, Inc.		4.8000	05/20/45	1,027,058
1,000,000	QUALCOMM, Inc.		4.5000	05/20/52	866,268
1,100,000	Texas Instruments, Inc.		4.1500	05/15/48	919,108
800,000	Texas Instruments, Inc.		5.0500	05/18/63	734,558
					29,894,555
	SOFTWARE — 2.6%
900,000	Adobe, Inc.		2.3000	02/01/30	839,808
500,000	Autodesk, Inc.		2.4000	12/15/31	443,590
3,000,000	Microsoft Corporation		2.5250	06/01/50	1,884,821
1,000,000	Microsoft Corporation		2.5000	09/15/50	625,408
2,300,000	Microsoft Corporation		2.9210	03/17/52	1,547,859
2,000,000	Microsoft Corporation		3.0410	03/17/62	1,289,702
700,000	Oracle Corporation		6.1500	11/09/29	741,692

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	SOFTWARE — 2.6% (Continued)
1,100,000	Oracle Corporation		2.9500	04/01/30	$1,029,678
900,000	Oracle Corporation		2.8750	03/25/31	820,116
400,000	Oracle Corporation		5.2500	02/03/32	406,638
900,000	Oracle Corporation		6.2500	11/09/32	964,229
700,000	Oracle Corporation		4.3000	07/08/34	656,070
600,000	Oracle Corporation		4.7000	09/27/34	575,952
600,000	Oracle Corporation		3.9000	05/15/35	536,123
500,000	Oracle Corporation		5.5000	08/03/35	505,244
900,000	Oracle Corporation		3.8000	11/15/37	760,397
600,000	Oracle Corporation		6.5000	04/15/38	642,212
1,100,000	Oracle Corporation		3.6000	04/01/40	860,893
800,000	Oracle Corporation		5.3750	07/15/40	762,029
700,000	Oracle Corporation		3.6500	03/25/41	543,322
900,000	Oracle Corporation		4.1250	05/15/45	698,005
1,100,000	Oracle Corporation		4.0000	07/15/46	824,006
900,000	Oracle Corporation		4.0000	11/15/47	671,962
1,900,000	Oracle Corporation		3.6000	04/01/50	1,285,743
1,300,000	Oracle Corporation		3.9500	03/25/51	929,813
700,000	Oracle Corporation		5.5500	02/06/53	629,386
700,000	Oracle Corporation		4.3750	05/15/55	527,844
500,000	Oracle Corporation		6.0000	08/03/55	477,932
1,600,000	Oracle Corporation		3.8500	04/01/60	1,058,247
700,000	Salesforce, Inc.		1.9500	07/15/31	621,584
800,000	Salesforce, Inc.		2.7000	07/15/41	587,833
1,000,000	Salesforce, Inc.		2.9000	07/15/51	652,671
700,000	Synopsys, Inc.		4.8500	04/01/30	712,257
600,000	Synopsys, Inc.		5.0000	04/01/32	612,753
800,000	Synopsys, Inc.		5.1500	04/01/35	812,291
600,000	Synopsys, Inc.		5.7000	04/01/55	603,185
500,000	VMware, LLC		4.7000	05/15/30	507,166
600,000	VMware, LLC		2.2000	08/15/31	530,400
600,000	Workday, Inc.		3.8000	04/01/32	573,451
					29,752,312

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	SPECIALTY FINANCE — 0.4% (Continued)
900,000	AerCap Ireland Capital DAC / AerCap Global		3.0000	10/29/28	$869,087
600,000	AerCap Ireland Capital DAC / AerCap Global		6.1500	09/30/30	642,327
1,400,000	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	1,291,965
900,000	AerCap Ireland Capital DAC / AerCap Global		4.9500	09/10/34	896,040
900,000	Air Lease Corporation		2.8750	01/15/32	806,094
					4,505,513
	TECHNOLOGY HARDWARE — 2.0%
400,000	Apple, Inc.		3.2500	08/08/29	392,019
1,100,000	Apple, Inc.		1.6500	05/11/30	995,538
700,000	Apple, Inc.		1.2500	08/20/30	618,065
1,100,000	Apple, Inc.		1.6500	02/08/31	974,989
700,000	Apple, Inc.		3.3500	08/08/32	668,160
1,100,000	Apple, Inc.		3.8500	05/04/43	937,945
600,000	Apple, Inc.		4.4500	05/06/44	559,333
800,000	Apple, Inc.		4.3750	05/13/45	724,204
1,300,000	Apple, Inc.		4.6500	02/23/46	1,212,075
900,000	Apple, Inc.		3.8500	08/04/46	740,933
1,000,000	Apple, Inc.		2.6500	05/11/50	636,660
1,100,000	Apple, Inc.		2.6500	02/08/51	694,516
1,000,000	Apple, Inc.		2.7000	08/05/51	635,971
700,000	Apple, Inc.		3.9500	08/08/52	567,259
800,000	Apple, Inc.		4.1000	08/08/62	642,581
500,000	CDW, LLC / CDW Finance Corporation		3.5690	12/01/31	466,737
800,000	Cisco Systems, Inc.		4.9500	02/26/31	826,908
900,000	Cisco Systems, Inc.		5.0500	02/26/34	927,579
700,000	Cisco Systems, Inc.		5.9000	02/15/39	760,791
800,000	Cisco Systems, Inc.		5.5000	01/15/40	833,375
1,100,000	Cisco Systems, Inc.		5.3000	02/26/54	1,075,268
700,000	Corning, Inc.		4.3750	11/15/57	578,960
500,000	Dell International, LLC / EMC Corporation		5.3000	10/01/29	516,404
500,000	Dell International, LLC / EMC Corporation		5.0000	04/01/30	512,007
500,000	Dell International, LLC / EMC Corporation		5.7500	02/01/33	528,025
500,000	Dell International, LLC / EMC Corporation		5.4000	04/15/34	515,424
500,000	Dell International, LLC / EMC Corporation		5.5000	04/01/35	516,514

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	TECHNOLOGY HARDWARE — 2.0% (Continued)
700,000	Hewlett Packard Enterprise Company		4.5500	10/15/29	$703,378
1,000,000	Hewlett Packard Enterprise Company		5.0000	10/15/34	988,657
600,000	Hewlett Packard Enterprise Company		5.6000	10/15/54	565,739
800,000	HP, Inc.		2.6500	06/17/31	721,628
500,000	Motorola Solutions, Inc.		4.6000	05/23/29	505,676
800,000	Motorola Solutions, Inc.		2.3000	11/15/30	723,871
					23,267,189
	TECHNOLOGY SERVICES — 1.8%
700,000	Accenture Capital, Inc.		4.5000	10/04/34	689,804
700,000	Automatic Data Processing, Inc.		4.4500	09/09/34	696,416
1,100,000	Fiserv, Inc.		3.5000	07/01/29	1,058,174
600,000	Fiserv, Inc.		5.6000	03/02/33	617,126
600,000	Fiserv, Inc.		5.1500	08/12/34	595,612
800,000	Fiserv, Inc.		4.4000	07/01/49	640,984
1,100,000	Global Payments, Inc.		2.9000	05/15/30	1,015,041
600,000	IBM International Capital Pte Ltd.		5.2500	02/05/44	587,275
500,000	IBM International Capital Pte Ltd.		5.3000	02/05/54	475,120
600,000	International Business Machines Corporation		3.5000	05/15/29	587,754
500,000	International Business Machines Corporation		4.8000	02/10/30	511,709
800,000	International Business Machines Corporation		1.9500	05/15/30	726,920
600,000	International Business Machines Corporation		4.4000	07/27/32	598,568
800,000	International Business Machines Corporation		4.1500	05/15/39	718,093
700,000	International Business Machines Corporation		4.0000	06/20/42	594,171
1,200,000	International Business Machines Corporation		4.2500	05/15/49	990,359
600,000	Leidos, Inc.		4.3750	05/15/30	599,396
700,000	Mastercard, Inc. B		3.3500	03/26/30	682,120
500,000	Mastercard, Inc.		4.8750	05/09/34	511,534
600,000	Mastercard, Inc.		4.5500	01/15/35	599,355
900,000	Mastercard, Inc.		3.8500	03/26/50	723,977
600,000	Paychex, Inc.		5.1000	04/15/30	616,812
800,000	PayPal Holdings, Inc.		5.1500	06/01/34	825,006
600,000	RELX Capital, Inc.		4.0000	03/18/29	597,028
800,000	RELX Capital, Inc.		3.0000	05/22/30	758,451
900,000	S&P Global, Inc.		4.2500	05/01/29	903,740

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	TECHNOLOGY SERVICES — 1.8% (Continued)
1,100,000	Visa, Inc.		2.0500	04/15/30	$1,014,964
800,000	Visa, Inc.		4.1500	12/14/35	775,103
1,600,000	Visa, Inc.		4.3000	12/14/45	1,416,347
					21,126,959
	TELECOMMUNICATIONS — 4.2%
2,900,000	AT&T, Inc.		2.7500	06/01/31	2,655,272
2,800,000	AT&T, Inc.		2.5500	12/01/33	2,375,958
1,900,000	AT&T, Inc.		5.4000	02/15/34	1,967,257
3,000,000	AT&T, Inc.		3.5000	09/15/53	2,059,217
3,000,000	AT&T, Inc.		3.5500	09/15/55	2,047,902
2,600,000	AT&T, Inc.		3.8000	12/01/57	1,836,081
3,000,000	AT&T, Inc.		3.6500	09/15/59	2,033,552
900,000	Bell Telephone Company of Canada or Bell Canada		4.4640	04/01/48	752,135
800,000	British Telecommunications plc		9.6250	12/15/30	978,653
1,200,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	1,411,682
1,100,000	Orange S.A.		9.0000	03/01/31	1,330,589
700,000	Rogers Communications, Inc.		5.3000	02/15/34	708,186
1,200,000	Rogers Communications, Inc.		4.5500	03/15/52	984,391
500,000	Sprint Capital Corporation		6.8750	11/15/28	537,080
900,000	Telefonica Emisiones S.A.		7.0450	06/20/36	1,014,813
500,000	T-Mobile USA, Inc.		2.6250	02/15/29	475,157
700,000	T-Mobile USA, Inc.		3.3750	04/15/29	680,295
2,200,000	T-Mobile USA, Inc.		3.8750	04/15/30	2,156,261
1,100,000	T-Mobile USA, Inc.		2.5500	02/15/31	1,000,289
500,000	T-Mobile USA, Inc.		2.8750	02/15/31	462,392
800,000	T-Mobile USA, Inc.		3.5000	04/15/31	760,535
1,000,000	T-Mobile USA, Inc.		5.0500	07/15/33	1,018,679
1,000,000	T-Mobile USA, Inc.		5.3000	05/15/35	1,023,176
700,000	T-Mobile USA, Inc.		4.3750	04/15/40	628,394
1,300,000	T-Mobile USA, Inc.		4.5000	04/15/50	1,089,076
1,300,000	T-Mobile USA, Inc.		3.3000	02/15/51	879,854
1,300,000	T-Mobile USA, Inc.		3.4000	10/15/52	886,420
800,000	T-Mobile USA, Inc.		5.6500	01/15/53	786,913
500,000	T-Mobile USA, Inc.		5.7500	01/15/54	497,712

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	TELECOMMUNICATIONS — 4.2% (Continued)
400,000	Verizon Communications, Inc.		3.8750	02/08/29	$397,098
1,600,000	Verizon Communications, Inc.		1.7500	01/20/31	1,398,723
1,900,000	Verizon Communications, Inc.		2.3550	03/15/32	1,664,207
800,000	Verizon Communications, Inc.		5.0500	05/09/33	818,576
600,000	Verizon Communications, Inc.		4.7800	02/15/35	587,813
1,200,000	Verizon Communications, Inc.		5.2500	04/02/35	1,214,330
1,500,000	Verizon Communications, Inc.		2.6500	11/20/40	1,074,879
1,700,000	Verizon Communications, Inc.		3.4000	03/22/41	1,335,556
1,500,000	Verizon Communications, Inc.		2.8750	11/20/50	946,694
1,600,000	Verizon Communications, Inc.		3.5500	03/22/51	1,154,238
600,000	Verizon Communications, Inc.		3.8750	03/01/52	453,839
600,000	Verizon Communications, Inc.		5.5000	02/23/54	582,184
2,100,000	Verizon Communications, Inc.		3.7000	03/22/61	1,462,771
800,000	Vodafone Group plc		5.7500	06/28/54	785,640
					48,914,469
	TOBACCO & CANNABIS — 1.6%
1,000,000	Altria Group, Inc.		3.4000	05/06/30	960,984
800,000	Altria Group, Inc.		2.4500	02/04/32	702,728
1,300,000	Altria Group, Inc.		3.4000	02/04/41	1,002,055
1,000,000	Altria Group, Inc.		4.2500	08/09/42	837,706
1,200,000	Altria Group, Inc.		3.8750	09/16/46	913,600
900,000	Altria Group, Inc.		3.7000	02/04/51	644,127
500,000	BAT Capital Corporation		6.3430	08/02/30	538,811
500,000	BAT Capital Corporation		5.8340	02/20/31	529,453
500,000	BAT Capital Corporation		2.7260	03/25/31	457,574
500,000	BAT Capital Corporation		6.4210	08/02/33	550,108
400,000	BAT Capital Corporation		6.0000	02/20/34	426,878
1,000,000	BAT Capital Corporation		4.3900	08/15/37	918,991
900,000	BAT Capital Corporation		7.0810	08/02/53	1,029,051
600,000	BAT International Finance plc		5.9310	02/02/29	629,611
500,000	Philip Morris International, Inc.		4.6250	11/01/29	507,403
600,000	Philip Morris International, Inc.		5.6250	11/17/29	629,360
800,000	Philip Morris International, Inc.		5.1250	02/15/30	825,709
800,000	Philip Morris International, Inc.		2.1000	05/01/30	730,050

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	TOBACCO & CANNABIS — 1.6% (Continued)
600,000	Philip Morris International, Inc.		4.7500	11/01/31	$610,448
600,000	Philip Morris International, Inc.		5.7500	11/17/32	638,837
800,000	Philip Morris International, Inc.		5.3750	02/15/33	833,503
900,000	Philip Morris International, Inc.		5.2500	02/13/34	927,778
1,200,000	Philip Morris International, Inc.		3.8750	08/21/42	996,123
1,000,000	Reynolds American, Inc.		5.8500	08/15/45	991,341
					17,832,230
	TRANSPORTATION & LOGISTICS — 1.3%
1,200,000	Burlington Northern Santa Fe, LLC		4.4500	03/15/43	1,083,512
1,300,000	Burlington Northern Santa Fe, LLC		3.9000	08/01/46	1,058,887
900,000	Burlington Northern Santa Fe, LLC		5.2000	04/15/54	861,720
700,000	Burlington Northern Santa Fe, LLC		5.5000	03/15/55	701,129
600,000	Canadian National Railway Company		3.8500	08/05/32	578,376
800,000	Canadian Pacific Railway Company		3.0000	12/02/41	601,610
1,000,000	Canadian Pacific Railway Company		3.1000	12/02/51	677,660
700,000	CSX Corporation		4.2500	03/15/29	704,551
1,100,000	CSX Corporation		3.8000	11/01/46	877,685
900,000	Norfolk Southern Corporation		3.0500	05/15/50	610,334
400,000	Norfolk Southern Corporation		5.3500	08/01/54	391,781
700,000	Union Pacific Corporation		2.4000	02/05/30	652,187
600,000	Union Pacific Corporation		2.8000	02/14/32	548,865
600,000	Union Pacific Corporation		5.1000	02/20/35	617,379
900,000	Union Pacific Corporation		3.2000	05/20/41	708,011
1,200,000	Union Pacific Corporation		3.7990	10/01/51	926,024
600,000	Union Pacific Corporation		2.9500	03/10/52	393,182
1,100,000	Union Pacific Corporation		3.8390	03/20/60	814,841
500,000	United Parcel Service, Inc.		5.1500	05/22/34	519,614
700,000	United Parcel Service, Inc.		5.3000	04/01/50	685,074
600,000	United Parcel Service, Inc.		5.0500	03/03/53	560,091
500,000	United Parcel Service, Inc.		5.5000	05/22/54	496,158
					15,068,671
	TRANSPORTATION EQUIPMENT — 0.0%(c)
500,000	Cummins, Inc.		5.4500	02/20/54	498,786

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 79.0% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.2%
1,100,000	Archer-Daniels-Midland Company		3.2500	03/27/30	$1,058,506
1,000,000	Bunge Ltd. Finance Corporation		2.7500	05/14/31	918,063
1,000,000	Sysco Corporation		3.1500	12/14/51	672,264
					2,648,833

	TOTAL CORPORATE BONDS (Cost $889,337,571)				911,064,631

Shares
	SHORT-TERM INVESTMENTS — 19.3%
	MONEY MARKET FUND - 19.3%
223,119,678	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.96% (Cost $223,119,678)(d)				223,119,678

	TOTAL INVESTMENTS - 98.3% (Cost $1,112,457,249)				$1,134,184,309
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%				19,493,863
	NET ASSETS - 100.0%				$1,153,678,172

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
270	CBOT 10 Year US Treasury Note	12/19/2025	$30,421,406	$134,993
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	3-Month CME Term SOFR

US0003M	US Treasury 3 Month Bill Money Market Yield

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $6,851,289 or 0.6% of net assets.

(b)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven-day effective yield as of October 31, 2025.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

		Termination	Interest Rate	Payment	Notional Value at		Upfront	Unrealized
Reference Entity	Counterparty	Date	Payable	Frequency	October 31, 2025	Value	Premiums Paid	Appreciation
CDX North American High Yield Series 44	GS	6/20/2030	5.00%	Quarterly	$15,000,000	$1,223,858	$538,159	$685,699
CDX North American Investment Grade Series 45	GS	12/20/2030	1.00%	Quarterly	50,000,000	1,164,806	1,115,261	49,545

TOTAL OPEN CREDIT DEFAULT SWAP						$2,388,664	$1,653,420	$735,244

GS - Goldman Sachs

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 5.6%
	EQUITY - 5.6%
6,300	Vanguard S&P 500 ETF				$3,950,352

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,268,201)				3,950,352

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 75.4%
	AEROSPACE & DEFENSE — 2.8%
1,000,000	Boeing Company		2.1960	02/04/26	994,691
1,000,000	Teledyne Technologies, Inc.		1.6000	04/01/26	988,331
					1,983,022
	ASSET MANAGEMENT — 1.4%
1,000,000	Charles Schwab Corporation(a)	SOFRRATE + 0.520%	4.8150	05/13/26	1,000,322

	AUTOMOTIVE — 9.9%
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	5.0800	07/09/27	1,005,165
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.730%	5.0240	08/13/27	1,002,267
1,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	4.9800	03/19/27	1,003,702
1,000,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	985,862
1,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	5.1900	03/25/27	1,002,665
1,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	4.9860	04/01/27	1,004,644
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.0250	03/20/26	1,000,947
					7,005,252
	BANKING — 8.4%
1,000,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	982,391
1,000,000	Citibank NA(a)	SOFRRATE + 0.781%	5.0380	05/29/27	1,007,421
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.8950	08/28/26	1,002,722
1,000,000	JPMorgan Chase & Company(c)	US0003M + 1.245%	3.9600	01/29/27	999,060
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	976,492
1,000,000	Wells Fargo & Company(c)	US0003M + 1.170%	3.1960	06/17/27	993,815
					5,961,901

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 75.4% (Continued)
	BEVERAGES — 1.4%
1,000,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.8730	11/15/26	$1,000,158

	BIOTECH & PHARMA — 4.3%
1,000,000	Bayer US Finance II, LLC(b)		4.2500	12/15/25	999,553
1,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.7350	03/12/27	1,005,526
1,000,000	Merck & Company, Inc.(a)	SOFRRATE + 0.460%	4.7130	09/15/27	1,006,072
					3,011,151
	CHEMICALS — 1.4%
1,000,000	DuPont de Nemours, Inc.		4.4930	11/15/25	999,737

	E-COMMERCE DISCRETIONARY — 1.4%
1,000,000	eBay, Inc.		1.4000	05/10/26	985,823

	ELECTRIC UTILITIES — 2.8%
1,000,000	Entergy Corporation		2.9500	09/01/26	991,261
1,000,000	Sempra		5.4000	08/01/26	1,006,884
					1,998,145
	ELECTRICAL EQUIPMENT — 2.7%
1,000,000	Amphenol Corporation(a)	SOFRRATE + 0.530%	4.5920	11/15/27	1,002,195
866,000	Fortive Corporation		3.1500	06/15/26	859,974
					1,862,169
	ENTERTAINMENT CONTENT — 1.6%
1,121,000	Take-Two Interactive Software, Inc.		5.0000	03/28/26	1,124,825

	FOOD — 4.3%
1,000,000	Conagra Brands, Inc.		4.6000	11/01/25	1,000,000
1,000,000	Conagra Brands, Inc.		5.3000	10/01/26	1,009,286
1,000,000	Kraft Heinz Foods Company		3.0000	06/01/26	992,602
					3,001,888

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 75.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.2%
1,000,000	CVS Health Corporation		2.8750	06/01/26	$992,051
1,000,000	HCA, Inc.		5.8750	02/15/26	1,001,203
1,000,000	Universal Health Services, Inc.		1.6500	09/01/26	979,029
					2,972,283
	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.879%	1.5930	05/04/27	986,501

	INSURANCE — 1.3%
912,000	Allstate Corporation		0.7500	12/15/25	908,247

	LEISURE FACILITIES & SERVICES — 3.1%
1,177,000	Marriott International, Inc.		3.1250	06/15/26	1,170,077
1,000,000	Royal Caribbean Cruises Ltd.(b)		4.2500	07/01/26	998,923
					2,169,000
	LEISURE PRODUCTS — 1.4%
1,000,000	Mattel, Inc.(b)		3.3750	04/01/26	994,323

	OIL & GAS PRODUCERS — 1.4%
1,000,000	MPLX, L.P. B		1.7500	03/01/26	991,666

	REAL ESTATE INVESTMENT TRUSTS — 3.3%
1,000,000	Crown Castle International Corporation		3.7000	06/15/26	995,693
1,000,000	Equinix, Inc.		1.4500	05/15/26	985,141
341,000	Weyerhaeuser Company		4.7500	05/15/26	342,079
					2,322,913
	RETAIL - DISCRETIONARY — 4.2%
1,000,000	AutoZone, Inc.		3.1250	04/21/26	995,032
1,000,000	Lowe’s Companies, Inc.		4.8000	04/01/26	1,001,983
1,000,000	Ross Stores, Inc.		0.8750	04/15/26	985,151
					2,982,166
	SEMICONDUCTORS — 1.4%
1,000,000	Skyworks Solutions, Inc.		1.8000	06/01/26	984,895

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 75.4% (Continued)
	SOFTWARE — 4.2%
1,000,000	Fortinet, Inc.		1.0000	03/15/26	$987,112
1,000,000	Oracle Corporation		1.6500	03/25/26	990,198
1,000,000	Oracle Corporation		2.6500	07/15/26	990,065
					2,967,375
	TECHNOLOGY HARDWARE — 4.3%
1,000,000	Avnet, Inc.		4.6250	04/15/26	999,958
200,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	201,491
881,000	Jabil, Inc.		1.7000	04/15/26	870,953
1,000,000	TD SYNNEX Corporation		1.7500	08/09/26	980,857
					3,053,259
	TELECOMMUNICATIONS — 2.8%
1,000,000	Sprint, LLC		7.6250	03/01/26	1,000,000
1,000,000	T-Mobile USA, Inc.		1.5000	02/15/26	991,850
					1,991,850

	TOTAL CORPORATE BONDS (Cost $53,166,839)				53,258,871

Shares
	SHORT-TERM INVESTMENTS — 12.1%
	MONEY MARKET FUNDS - 12.1%
8,563,352	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.96% (Cost $8,563,352)(d)				8,563,352

	TOTAL INVESTMENTS - 93.1% (Cost $64,998,392)				$65,772,575
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9%				4,875,067
	NET ASSETS - 100.0%				$70,647,642

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
194	CME E-Mini Standard & Poor’s 500 Index Futures	12/19/2025	$66,677,800	$2,186,390
	TOTAL FUTURES CONTRACTS

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	US Treasury 3 Month Bill Money Market Yield

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $7,004,757 or 9.9% of net assets.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(d)	Rate disclosed is the seven-day effective yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.8%
	ADVERTISING & MARKETING — 1.5%
1,216,000	Omnicom Group, Inc. / Omnicom Capital, Inc.		3.6000	04/15/26	$1,212,489

	AEROSPACE & DEFENSE — 2.9%
1,000,000	Boeing Company		2.1960	02/04/26	994,691
1,380,000	Teledyne Technologies, Inc.		1.6000	04/01/26	1,363,897
					2,358,588
	ASSET MANAGEMENT — 1.2%
1,000,000	Charles Schwab Corporation(a)	SOFRRATE + 0.520%	4.8150	05/13/26	1,000,322

	AUTOMOTIVE — 11.8%
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.870%	5.0800	07/09/27	1,005,165
1,500,000	American Honda Finance Corporation(a)	SOFRRATE + 0.730%	5.0240	08/13/27	1,503,400
1,000,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.780%	4.9800	03/19/27	1,003,703
1,000,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	985,862
1,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	5.7550	11/05/26	999,559
1,000,000	General Motors Financial Company, Inc.		1.2500	01/08/26	994,201
1,000,000	Hyundai Capital America(a),(b)	SOFRRATE + 0.990%	5.1900	03/25/27	1,002,665
1,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.780%	4.9860	04/01/27	1,004,644
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.0250	03/20/26	1,000,947
					9,500,146
	BANKING — 8.7%
1,000,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	982,391
1,000,000	Citibank NA(a)	SOFRINDX + 0.590%	4.8800	04/30/26	1,001,497
1,000,000	Citibank NA(a)	SOFRRATE + 0.781%	5.0380	05/29/27	1,007,420
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	4.8950	08/28/26	1,002,722
1,000,000	JPMorgan Chase & Company(c)	US0003M + 1.245%	3.9600	01/29/27	999,060
1,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.765%	1.4700	09/22/27	976,492
1,000,000	Wells Fargo & Company(c)	US0003M + 1.170%	3.1960	06/17/27	993,815
					6,963,397

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.8% (Continued)
	BEVERAGES — 1.9%
1,500,000	Keurig Dr Pepper, Inc.(a)	SOFRRATE + 0.580%	4.8730	11/15/26	$1,500,237

	BIOTECH & PHARMA — 5.0%
1,000,000	Amgen, Inc.		2.6000	08/19/26	988,538
1,000,000	Bayer US Finance II, LLC(b)		4.2500	12/15/25	999,553
1,000,000	GlaxoSmithKline Capital plc(a)	SOFRRATE + 0.500%	4.7350	03/12/27	1,005,526
1,000,000	Merck & Company, Inc.(a)	SOFRRATE + 0.460%	4.7130	09/15/27	1,006,072
					3,999,689
	CHEMICALS — 2.5%
2,000,000	DuPont de Nemours, Inc.		4.4930	11/15/25	1,999,473

	E-COMMERCE DISCRETIONARY — 1.2%
1,000,000	eBay, Inc.		1.4000	05/10/26	985,823

	ELECTRIC UTILITIES — 2.5%
1,000,000	Entergy Corporation		2.9500	09/01/26	991,261
1,000,000	Sempra		5.4000	08/01/26	1,006,883
					1,998,145
	ELECTRICAL EQUIPMENT — 3.9%
1,000,000	Amphenol Corporation(a)	SOFRRATE + 0.530%	4.5920	11/15/27	1,002,195
1,000,000	Fortive Corporation		3.1500	06/15/26	993,042
1,139,000	Johnson Controls International plc		3.9000	02/14/26	1,137,339
					3,132,576
	ENTERTAINMENT CONTENT — 2.1%
1,680,000	Take-Two Interactive Software, Inc.		5.0000	03/28/26	1,685,733

	FOOD — 6.7%
1,000,000	Conagra Brands, Inc.		4.6000	11/01/25	1,000,000
1,000,000	Conagra Brands, Inc.		5.3000	10/01/26	1,009,286
1,348,000	Kellogg Company		3.2500	04/01/26	1,342,136

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.8% (Continued)
	FOOD — 6.7% (Continued)
1,052,000	Kraft Heinz Foods Company		3.0000	06/01/26	$1,044,217
1,000,000	McCormick & Company, Inc.		3.2500	11/15/25	999,672
					5,395,311
	HEALTH CARE FACILITIES & SERVICES — 4.3%
1,000,000	CVS Health Corporation		2.8750	06/01/26	992,050
1,500,000	HCA, Inc.		5.8750	02/15/26	1,501,805
1,000,000	Universal Health Services, Inc.		1.6500	09/01/26	979,029
					3,472,884
	INSTITUTIONAL FINANCIAL SERVICES — 3.7%
1,000,000	Jefferies Financial Group, Inc.		4.5000	09/15/26	1,004,680
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.720%	0.9850	12/10/26	996,613
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.879%	1.5930	05/04/27	986,501
					2,987,794
	INSURANCE — 1.1%
913,000	Allstate Corporation		0.7500	12/15/25	909,242

	LEISURE FACILITIES & SERVICES — 2.7%
1,177,000	Marriott International, Inc.		3.1250	06/15/26	1,170,077
1,000,000	Royal Caribbean Cruises Ltd.(b)		4.2500	07/01/26	998,923
					2,169,000
	LEISURE PRODUCTS — 2.8%
2,230,000	Mattel, Inc.(b)		3.3750	04/01/26	2,217,341

	OIL & GAS PRODUCERS — 2.5%
1,000,000	Chevron USA, Inc.(a)	SOFRINDX + 0.360%	4.6420	02/26/27	1,002,313
1,000,000	MPLX, L.P. B		1.7500	03/01/26	991,666
					1,993,979
	REAL ESTATE INVESTMENT TRUSTS — 4.2%
1,000,000	Crown Castle International Corporation		3.7000	06/15/26	995,693
1,000,000	Equinix, Inc.		1.4500	05/15/26	985,140
1,000,000	Host Hotels & Resorts, L.P.		4.5000	02/01/26	998,871
416,000	Weyerhaeuser Company		4.7500	05/15/26	417,317
					3,397,021

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.8% (Continued)
	RETAIL - CONSUMER STAPLES — 1.9%
1,500,000	Walmart, Inc.(a)	SOFRINDX + 0.430%	4.6930	04/28/27	$1,505,618

	RETAIL - DISCRETIONARY — 3.7%
1,000,000	AutoZone, Inc.		3.1250	04/21/26	995,032
1,000,000	Lowe’s Companies, Inc.		4.8000	04/01/26	1,001,983
1,000,000	Ross Stores, Inc.		0.8750	04/15/26	985,151
					2,982,166
	SEMICONDUCTORS — 1.2%
1,000,000	Skyworks Solutions, Inc.		1.8000	06/01/26	984,895

	SOFTWARE — 4.2%
1,141,000	Fortinet, Inc.		1.0000	03/15/26	1,126,295
1,000,000	Oracle Corporation		1.6500	03/25/26	990,198
1,237,000	Oracle Corporation		2.6500	07/15/26	1,224,711
					3,341,204
	SPECIALTY FINANCE — 1.3%
1,000,000	American Express Company(c)	SOFRINDX + 0.750%	5.6450	04/23/27	1,006,704

	TECHNOLOGY HARDWARE — 5.8%
1,000,000	Avnet, Inc.		4.6250	04/15/26	999,958
200,000	Dell International, LLC / EMC Corporation		6.0200	06/15/26	201,491
1,000,000	Jabil, Inc.		1.7000	04/15/26	988,596
1,311,000	Juniper Networks, Inc.		1.2000	12/10/25	1,306,388
1,150,000	TD SYNNEX Corporation		1.7500	08/09/26	1,127,986
					4,624,419
	TECHNOLOGY SERVICES — 1.2%
1,000,000	Fidelity National Information Services, Inc.		1.1500	03/01/26	990,178

	TELECOMMUNICATIONS — 3.1%
1,500,000	Sprint, LLC		7.6250	03/01/26	1,500,000
1,000,000	T-Mobile USA, Inc.		1.5000	02/15/26	991,850
					2,491,850

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 96.8% (Continued)
	TOBACCO & CANNABIS — 1.2%
1,000,000	Altria Group, Inc.		2.6250	09/16/26	$988,001

	TOTAL CORPORATE BONDS (Cost $77,653,911)				77,794,225

Shares
	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET FUND - 3.7%
3,012,120	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.96% (Cost $3,012,120)(d)				3,012,120

	TOTAL INVESTMENTS - 100.5% (Cost $80,666,031)				$80,806,345
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%				(429,580)
	NET ASSETS - 100.0%				$80,376,765

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	Secured Overnight Financing Rate Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	US Treasury 3 Month Bill Money Market Yield

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $8,227,775 or 10.2% of net assets.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(d)	Rate disclosed is the seven-day effective yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

			Navigator Tactical	Navigator
	Navigator Tactical		Investment Grade	Tactical U.S.	Navigator Ultra
	Fixed Income Fund		Bond Fund	Allocation Fund	Short Bond Fund
Assets:
Investments in Securities at Cost (including affiliated securities of $123,873,600, $0, $0 and $0 respectively)	$7,317,162,348		$1,112,457,249	$64,998,392	$80,666,031
Investments in Securities at Value (including affiliated securities of $127,675,094, $0, $0 and $0 respectively)	$7,354,888,868	(a)	$1,134,184,309	$65,772,575	$80,806,345
Cash	248,142		—	—	251
Deposits with Broker for Futures Contracts with Goldman Sachs	54,148,542		4,500,859	3,345,032	—
Deposit with Broker for Swaps with Morgan Stanley	9,570,962		—	—	—
Deposit with Broker for Swaps with Goldman Sachs	—		2,664,833	—	—
Deposits with Broker for Option Contracts with Pershing	547,887		—	—	—
Premiums Paid for Swap Contracts	188,983,799		1,653,420	—	—
Unrealized Appreciation on Swap Contracts	46,297,019		735,244	—	—
Dividends and Interest Receivable	32,086,667		11,505,744	419,128	574,018
Unrealized Appreciation on Futures Contracts	11,728,938		134,993	2,186,390	—
Receivable for Fund Shares Sold	5,611,153		717,066	—	26,156
Receivable for Securities Lending Income	7,431		—	—	—
Due from Advisor	—		—	—	6,962
Prepaid Expenses and Other Assets	98,856		38,707	—	5,838
Total Assets	7,704,218,264		1,156,135,175	71,723,125	81,419,570

Liabilities:
Collateral on Securities Loaned	2,598,750		—	—	—
Payable to Broker for Swaps with Goldman Sachs	131,201,505		—	—	—
Payable for Securities Purchased	48,022,800		—	1,000,000	1,000,000
Payable for Fund Shares Redeemed	12,293,119		1,414,662	—	3,620
Accrued Advisory Fees	5,054,147		698,939	39,523	—
Payable to Related Parties	187,378		96,540	8,839	12,194
Accrued Distribution Fees	29,059		—	—	8
Accrued Expenses and Other Liabilities	1,394,561		246,862	27,121	26,983
Total Liabilities	200,781,319		2,457,003	1,075,483	1,042,805

Net Assets	$7,503,436,945		$1,153,678,172	$70,647,642	$80,376,765

Composition of Net Assets:
At October 31, 2025, Net Assets consisted of:
Paid-in-Capital	$8,088,555,953		$1,223,576,232	$67,451,615	$79,758,676
Accumulated Earnings (Losses)	(585,119,008)		(69,898,060)	3,196,027	618,089
Net Assets	$7,503,436,945		$1,153,678,172	$70,647,642	$80,376,765

Net Asset Value Per Share
Class A Shares:
Net Assets	$39,726,150				$47,110
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	4,093,495				4,477
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$9.70				$10.52
Maximum Offering Price Per Share (Maximum sales charge of 3.75% and 3.75%, respectively)	$10.08				$10.93

Class C Shares:
Net Assets	$23,603,659
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	2,438,989
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.68

Class I Shares:
Net Assets	$7,440,107,136		$1,153,678,172	$70,647,642	$80,329,655
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	766,127,056		129,348,871	6,706,149	7,941,124
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.71		$8.92	$10.53	$10.12

(a)	Includes loaned securities with a value of $2,545,200.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

		Navigator Tactical	Navigator Tactical
	Navigator Tactical	Investment Grade	U.S. Allocation	Navigator Ultra
	Fixed Income Fund	Bond Fund	Fund	Short Bond Fund

Investment Income:
Dividend Income (including income on affiliated securities of $7,157,463, $0, $0 and $0, respectively)	$64,408,913	$—	$69,887	$—
Interest Income	299,740,508	59,657,777	2,832,276	3,550,006
Securities Lending - net	5,194,959	—	—	—
Total Investment Income	369,344,380	59,657,777	2,902,163	3,550,006

Expenses:
Investment Advisory Fees	63,212,083	10,622,007	564,613	223,972
Distribution Fees:
Class A	115,274	—	—	110
Class C	252,523	—	—	—
Third Party Administrative Servicing Fees	8,603,975	1,540,705	—	18,000
Transfer Agent Fees	1,236,533	563,168	15,577	30,633
Administration Fees	1,209,167	658,011	86,754	89,374
Custody Fees	556,568	201,634	11,231	15,065
Printing Expense	271,216	83,433	445	1,496
Registration & Filing Fees	165,498	63,004	3,449	27,389
Chief Compliance Officer Fees	138,498	49,270	32,533	34,205
Insurance Expense	70,491	14,337	5,867	3,178
Audit Fees	20,944	20,944	19,944	19,944
Trustees’ Fees	15,686	15,686	15,696	14,759
Legal Fees	15,503	14,578	13,379	16,840
Miscellaneous Expenses	158,742	21,889	2,325	4,583
Total Expenses	76,042,701	13,868,666	771,813	499,548
Less: Expenses waived or fees reimbursed by Advisor for Affiliated Holdings	(999,572)	—	—	—
Less: Expenses waived or fees reimbursed/recaptured by the Advisor	—	(1,248,982)	(100,829)	(200,703)
Net Expenses	75,043,129	12,619,684	670,984	298,845
Net Investment Income	294,301,251	47,038,093	2,231,179	3,251,161

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments (including gain on affiliated securities of $1,753, $0, $0 and $0, respectively)	25,194,933	(72,583,408)	970,026	105,982

Distribution of Realized Gains From Affiliated Investment Companies	4,064,697	—	—	—
Swap Contracts	52,065,991	(1,612,377)	—	—
Futures Contracts	(183,703,434)	(3,099,238)	(455,356)	—
Options Purchased	55,971	—	—	—
Options Written	(7,500)	—	—	—
Swaptions Purchased	1,600,000	—	—	—
Swaptions Written	(1,375,000)	—	—	—
	(102,104,342)	(77,295,023)	514,670	105,982

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including net depreciation on affiliated securities of ($5,181,558), $0, $0 and $0, respectively)	(37,414,244)	21,687,557	(935,941)	51,491
Swap Contracts	9,268,641	735,244	—	—
Futures Contracts	49,876,590	134,993	1,625,330	—
Swaptions Purchased	474,500	—	—	—
Swaptions Written	(39,500)	—	—	—
	22,165,987	22,557,794	689,389	51,491

Net Realized and Unrealized Gain (Loss) on Investments	(79,938,355)	(54,737,229)	1,204,059	157,473

Net Increase (Decrease) in Net Assets Resulting From Operations	$214,362,896	$(7,699,136)	$3,435,238	$3,408,634

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Tactical Fixed Income Fund
	For the Year	For the Year
	Ended	Ended
	October 31, 2025	October 31, 2024
Operations:

Net Investment Income	$294,301,251	$327,976,794
Net Realized Gain (Loss)	(102,104,342)	384,471,652
Net Change in Unrealized Appreciation	22,165,987	89,755,573
Net Increase in Net Assets Resulting from Operations	214,362,896	802,204,019

Distributions to Shareholders:
Class A	(2,460,383)	(2,625,725)
Class C	(1,160,898)	(1,172,188)
Class I	(429,385,745)	(420,332,497)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(433,007,026)	(424,130,410)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	11,403,884	11,588,958
Class C	3,494,755	6,542,897
Class I	2,390,613,946	2,108,334,780
Distributions Reinvested:
Class A	2,392,570	2,588,372
Class C	1,104,111	1,111,979
Class I	283,463,150	285,676,953
Cost of Shares Redeemed:
Class A	(18,912,871)	(16,121,396)
Class C	(6,017,811)	(5,611,713)
Class I	(2,617,629,069)	(1,650,616,804)
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	49,912,665	743,494,026

Increase (Decrease) in Net Assets	(168,731,465)	1,121,567,635

Net Assets:
Beginning of Year	7,672,168,410	6,550,600,775
End of Year	$7,503,436,945	$7,672,168,410

SHARE ACTIVITY
Class A:
Shares Sold	1,164,379	1,178,429
Shares Reinvested	245,350	263,003
Shares Redeemed	(1,951,349)	(1,639,798)
Net decrease in shares of beneficial interest outstanding	(541,620)	(198,366)

Class C:
Shares Sold	355,223	664,725
Shares Reinvested	113,432	113,152
Shares Redeemed	(620,575)	(572,626)
Net increase (decrease) in shares of beneficial interest outstanding	(151,920)	205,251

Class I:
Shares Sold	244,481,655	213,993,929
Shares Reinvested	29,063,792	28,998,187
Shares Redeemed	(269,004,588)	(167,681,329)
Net increase in shares of beneficial interest outstanding	4,540,859	75,310,787

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Investment Grade Bond Fund
	For the Year	For the Year
	Ended	Ended
	October 31, 2025	October 31, 2024
Operations:
Net Investment Income	$47,038,093	$51,920,362
Net Realized Gain (Loss)	(77,295,023)	59,135,286
Net Change in Unrealized Appreciation	22,557,794	18,533
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,699,136)	111,074,181

Distributions to Shareholders:
Class l	(49,071,174)	(52,150,532)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(49,071,174)	(52,150,532)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	299,593,513	405,097,540
Distributions Reinvested:
Class I	45,815,769	48,649,828
Cost of Shares Redeemed:
Class I	(454,215,255)	(274,708,451)
Net Increase (Decrease) in Net Assets Resulting from Shares of Beneficial Interest	(108,805,973)	179,038,917

Increase (Decrease) in Net Assets	(165,576,283)	237,962,566

Net Assets:
Beginning of Year	1,319,254,455	1,081,291,889
End of Year	$1,153,678,172	$1,319,254,455

SHARE ACTIVITY

Class I:
Shares Sold	33,385,103	43,658,301
Shares Reinvested	5,149,589	5,217,750
Shares Redeemed	(51,000,679)	(29,644,113)
Net increase (decrease) in shares of beneficial interest outstanding	(12,465,987)	19,231,938

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical U.S. Allocation Fund
	For the Year	For the Year
	Ended	Ended
	October 31, 2025	October 31, 2024

Operations:
Net Investment Income	$2,231,179	$2,531,120
Net Realized Gain	514,670	11,169,818
Net Change in Unrealized Appreciation	689,389	2,279,964
Net Increase in Net Assets Resulting from Operations	3,435,238	15,980,902

Distributions to Shareholders:
Class l	(8,818,741)	(2,602,333)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(8,818,741)	(2,602,333)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	64,723	—
Distributions Reinvested:
Class I	8,818,741	2,602,333
Cost of Shares Redeemed:
Class I	(3,738)	—
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	8,879,726	2,602,333

Increase in Net Assets	3,496,223	15,980,902

Net Assets:
Beginning of Year	67,151,419	51,170,517
End of Year	$70,647,642	$67,151,419

Share Activity
Class I:
Shares Sold	6,162	—
Shares Reinvested	845,975	241,892
Shares Redeemed	(371)	—
Net increase in shares of beneficial interest outstanding	851,766	241,892

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Ultra Short Bond Fund
	For the Year	For the Year
	Ended	Ended
	October 31, 2025	October 31, 2024
Operations:

Net Investment Income	$3,251,161	$3,595,408
Net Realized Gain	105,982	45,429
Net Change in Unrealized Appreciation	51,491	102,493
Net Increase in Net Assets Resulting from Operations	3,408,634	3,743,330

Distributions to Shareholders:

Class A	(1,678)	(303)
Class I	(3,167,470)	(3,739,965)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(3,169,148)	(3,740,268)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	66,588	—
Class I	23,324,351	11,290,700
Distributions Reinvested:
Class A	1,677	303
Class I	2,778,131	3,513,545
Cost of Shares Redeemed:
Class A	(27,223)	(297)
Class I	(17,040,648)	(5,423,694)
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	9,102,876	9,380,557

Increase in Net Assets	9,342,362	9,383,619

Net Assets:
Beginning of Year	71,034,403	61,650,784
End of Year	$80,376,765	$71,034,403

SHARE ACTIVITY
Class A:
Shares Sold	6,349	—
Shares Reinvested	160	29
Shares Redeemed	(2,592)	(29)
Net increase (decrease) in shares of beneficial interest outstanding	3,917	—

Class I:
Shares Sold	2,308,800	1,116,644
Shares Reinvested	276,441	350,359
Shares Redeemed	(1,687,268)	(536,692)
Net increase in shares of beneficial interest outstanding	897,973	930,311

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Navigator Tactical Fixed Income Fund - Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021

Net Asset Value, Beginning of Year	$9.97	$9.44	$9.29	$10.92	$10.63
From Operations:
Net investment income (a)	0.34	0.42	0.36	0.05	0.05
Net gain (loss) from securities (both realized and unrealized)	(0.09)	0.67	0.26	(1.06)	0.88
Total from operations	0.25	1.09	0.62	(1.01)	0.93

Distributions to shareholders from:
Net investment income	(0.52)	(0.56)	(0.47)	(0.13)	(0.18)
Net realized gains	—	—	—	(0.49)	(0.46)
Total distributions	(0.52)	(0.56)	(0.47)	(0.62)	(0.64)

Net Asset Value, End of Year	$9.70	$9.97	$9.44	$9.29	$10.92

Total Return (b)	2.63%	11.73%	6.78%	(9.79)%	9.00%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$39,726	$46,222	$45,626	$47,808	$61,196
Ratio of expenses to average net assets, before waivers/reimbursement (c)	1.23%	1.23%	1.24%	1.21%	1.22	% (e)
net of waivers/reimbursement (c)	1.21%	1.21%	1.22%	1.20%	1.21%
Ratio of net investment income to average net assets (c)(d)	3.50%	4.30%	3.71%	0.49%	0.42%
Portfolio turnover rate	44%	34%	250%	197%	157%

	Navigator Tactical Fixed Income Fund - Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021

Net Asset Value, Beginning of Year	$9.94	$9.41	$9.26	$10.91	$10.62
From Operations:
Net investment income (loss) (a)	0.27	0.35	0.28	(0.02)	(0.03)
Net gain (loss) from securities (both realized and unrealized)	(0.08)	0.67	0.27	(1.07)	0.89
Total from operations	0.19	1.02	0.55	(1.09)	0.86

Distributions to shareholders from:
Net investment income	(0.45)	(0.49)	(0.40)	(0.07)	(0.11)
Net realized gains	—	—	—	(0.49)	(0.46)
Total distributions	(0.45)	(0.49)	(0.40)	(0.56)	(0.57)

Net Asset Value, End of Year	$9.68	$9.94	$9.41	$9.26	$10.91

Total Return (b)	1.96%	10.94%	5.99%	(10.53)%	8.25%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$23,604	$25,764	$22,461	$26,309	$30,016
Ratio of expenses to average net assets, before waivers/reimbursement (c)	1.98%	1.98%	1.99%	1.96%	1.97	% (e)
net of waivers/reimbursement (c)	1.96%	1.96%	1.97%	1.95%	1.96%
Ratio of net investment income (loss) to average net assets (c)(d)	2.79%	3.57%	2.96%	(0.21)%	(0.26)%
Portfolio turnover rate	44%	34%	250%	197%	157%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Ratio includes less than 0.01% of interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Navigator Tactical Fixed Income Fund - Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021

Net Asset Value, Beginning of Year	$9.98	$9.45	$9.30	$10.93	$10.64
From Operations:
Net investment income (a)	0.37	0.45	0.38	0.08	0.07
Net gain (loss) from securities (both realized and unrealized)	(0.09)	0.66	0.27	(1.07)	0.89
Total from operations	0.28	1.11	0.65	(0.99)	0.96

Distributions to shareholders from:
Net investment income	(0.55)	(0.58)	(0.50)	(0.15)	(0.21)
Net realized gains	—	—	—	(0.49)	(0.46)
Total distributions	(0.55)	(0.58)	(0.50)	(0.64)	(0.67)

Net Asset Value, End of Year	$9.71	$9.98	$9.45	$9.30	$10.93

Total Return (b)	2.89%	12.00%	7.05%	(9.55)%	9.29%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$7,440,107	$7,600,182	$6,482,514	$6,558,482	$8,427,502
Ratio of expenses to average net assets, before waivers/reimbursement (c)	0.98%	0.98%	0.99%	0.96%	0.97	% (e)
net of waivers/reimbursement (c)	0.96%	0.96%	0.97%	0.95%	0.96%
Ratio of net investment income to average net assets (c)(d)	3.80%	4.56%	3.97%	0.76%	0.69%
Portfolio turnover rate	44%	34%	250%	197%	157%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Ratio includes less than 0.01% of the interest expenses.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Tactical Investment Grade Bond Fund - Class I
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Period*
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022		October 31, 2021

Net Asset Value, Beginning of Year/Period	$9.30	$8.82	$8.94	$9.89		$10.00
From Operations:
Net investment income (a)	0.34	0.39	0.36	0.13		0.02
Net gain (loss) from securities (both realized and unrealized)	(0.36)	0.49	(0.15)	(0.99)		(0.12)
Total from operations	(0.02)	0.88	0.21	(0.86)		(0.10)

Distributions to shareholders from:
Net investment income	(0.36)	(0.40)	(0.33)	(0.09)		(0.01)
Net realized gains	—	—	—	(0.00	) (g)	—
Total distributions	(0.36)	(0.40)	(0.33)	(0.09)		(0.01)

Net Asset Value, End of Year/Period	$8.92	$9.30	$8.82	$8.94		$9.89

Total Return (b)	(0.20)%	9.99%	2.33%	(8.75)%		(1.03	)% (f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1,153,678	$1,319,254	$1,081,292	$1,011,004		$49,463
Ratio of expenses to average net assets, before waivers/reimbursement/recapture (c)	1.11%	1.09%	1.08%	1.10%		1.52	% (e)
net of waivers/reimbursement/recapture (c)	1.01%	1.01%	1.01%	1.01%		1.01	% (e)
Ratio of net investment income to average net assets (c)(d)	3.77%	4.23%	3.99%	1.44%		1.06	% (e)
Portfolio turnover rate	464%	360%	1368%	1502%		0	% (f)

*	For the period August 31, 2021 (commencement of operations) to October 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period presented.

	Navigator Tactical U.S. Allocation Fund - Class I
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended*
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022		October 31, 2021

Net Asset Value, Beginning of Year/Period	$11.47	$9.12	$8.47	$10.85		$10.00
From Operations:
Net investment income (loss) (a)	0.34	0.44	0.35	0.02		(0.03)
Net gain (loss) from securities (both realized and unrealized)	0.20	2.37	0.61	(1.54)		0.88
Total from operations	0.54	2.81	0.96	(1.52)		0.85

Distributions to shareholders from:
Net investment income	(0.35)	(0.46)	(0.31)	(0.01)		—
Net realized gains	(1.13)	—	—	(0.85)		—
Total distributions	(1.48)	(0.46)	(0.31)	(0.86)		—

Net Asset Value, End of Year/Period	$10.53	$11.47	$9.12	$8.47		$10.85

Total Return (b)	5.07%	31.19%	11.36%	(15.28)%		8.50	% (d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$70,648	$67,151	$51,171	$45,975		$54,240
Ratio of expenses to average net assets, before waivers/reimbursement (e)	1.16%	1.18%	1.23%	1.25	% (f)	1.31	% (c)(f)
net of waivers/reimbursement (e)	1.01%	1.01%	1.01%	1.02	% (f)	1.04	% (c)(f)
Ratio of net investment income (loss) to average net assets (e)(g)	3.36%	4.14%	3.84%	0.25	% (f)	(0.70	)% (c)(f)
Portfolio turnover rate	40%	4%	25%	14%		8	% (d)

*	For the period June 11, 2021 (commencement of operations) to October 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Includes interest expense of 0.01% and 0.03% for the year ended October 31, 2022 and the period ended October 31, 2021, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Navigator Ultra Short Bond Fund - Class A
					For the Year
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	Ended October 31,
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	2021

Net Asset Value, Beginning of Year	$10.48	$10.46	$10.32	$10.40	$10.38
From Operations:
Net investment income (a)	0.43	0.54	0.44	0.07	0.02
Net gain (loss) from securities (both realized and unrealized)	0.02	0.02	0.08	(0.06)	0.02
Total from operations	0.45	0.56	0.52	0.01	0.04

Distributions to shareholders from:
Net investment income	(0.41)	(0.54)	(0.38)	(0.07)	(0.02)
Net realized gains	—	—	—	(0.02)	—
Total distributions	(0.41)	(0.54)	(0.38)	(0.09)	(0.02)

Net Asset Value, End of Year	$10.52	$10.48	$10.46	$10.32	$10.40

Total Return (b)	4.34%	5.50%	5.14%	0.07%	0.38%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$47	$6	$6	$11	$23
Ratio of expenses to average net assets, before waivers/reimbursement (c)	0.92%	0.90%	0.92%	0.95%	0.96%
net of waivers/reimbursement (c)	0.65%	0.65%	0.65%	0.71%	0.80%
Ratio of net investment income to average net assets (c)(d)	4.06%	5.16%	4.23%	0.71%	0.19%
Portfolio turnover rate	12%	21%	36%	36%	145%

	Navigator Ultra Short Bond Fund - Class I
					For the Year
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	Ended October 31,
	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	2021

Net Asset Value, Beginning of Year	$10.08	$10.08	$9.96	$10.05	$10.03
From Operations:
Net investment income (a)	0.44	0.55	0.46	0.12	0.04
Net gain (loss) from securities (both realized and unrealized)	0.03	0.02	0.07	(0.09)	0.02
Total from operations	0.47	0.57	0.53	0.03	0.06

Distributions to shareholders from:
Net investment income	(0.43)	(0.57)	(0.41)	(0.10)	(0.04)
Net realized gains	—	—	—	(0.02)	—
Total distributions	(0.43)	(0.57)	(0.41)	(0.12)	(0.04)

Net Asset Value, End of Year	$10.12	$10.08	$10.08	$9.96	$10.05

Total Return (b)	4.76%	5.79%	5.39%	0.23%	0.63%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$80,330	$71,029	$61,645	$53,954	$53,161
Ratio of expenses to average net assets, before waivers/reimbursement/recapture (c)	0.67%	0.65%	0.68%	0.69%	0.71%
net of waivers/reimbursement/recapture (c)	0.40%	0.40%	0.40%	0.45%	0.55%
Ratio of net investment income to average net assets (c)(d)	4.35%	5.40%	4.62%	1.22%	0.41%
Portfolio turnover rate	12%	21%	36%	36%	145%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2025

1.	ORGANIZATION

Navigator Tactical Fixed Income Fund (“Tactical Fund”), Navigator Tactical Investment Grade Bond Fund (“Bond Fund”), Navigator Tactical U.S. Allocation Fund (“Allocation Fund”) and Navigator Ultra Short Bond Fund (“Ultra Fund”) (each a “Fund” and collectively, the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Funds are each a diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Tactical Fund offers three classes of shares designated as Class A, Class C and Class I, Ultra Fund offers only Class A and Class I shares and Bond Fund and Allocation Fund offer only Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 3.75% for the Tactical Fund and Ultra Fund. Class C and Class I shares are offered at NAV. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income. The primary investment objective of the Bond Fund, which commenced operations on August 31, 2021, is to seek total return with a secondary goal of current income. The primary investment objective of the Allocation Fund, which commenced operations on June 11, 2021, is to seek long-term capital appreciation. The primary investment objective of the Ultra Fund, which commenced operations on March 21, 2019, is current income consistent with the preservation of capital.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV. Swaps are valued through an independent pricing service or at fair value based upon the daily price reporting based on the underlying index or asset.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025 for the Funds’ assets and liabilities measured at fair value:

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$646,400,000	$—	$—	$646,400,000
Open-End Funds	127,675,094	—	—	127,675,094
Corporate Bonds	—	3,532,384,893	—	3,532,384,893
U.S. Government & Agencies	—	2,494,191,720	—	2,494,191,720
Short-Term Investments	551,638,411	—	—	551,638,411
Collateral for Securities Loaned	2,598,750	—	—	2,598,750
Total	$1,328,312,255	$6,026,576,613	$—	$7,354,888,868

Derivatives:
Futures Contracts*	$11,728,938	$—	$—	$11,728,938
Open Swap Contracts^	—	46,297,019	—	46,297,019
Total	$11,728,938	$46,297,019	$—	$58,025,957

Bond Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$911,064,631	$—	$911,064,631
Short-Term Investments	223,119,678	—	—	223,119,678
Total	$223,119,678	$911,064,631	$—	$1,134,184,309

Derivatives
Futures Contracts *	$134,993	$—	$—	$134,993
Open Swap Contract ^	—	735,244	—	735,244
Total	$134,993	$735,244	$—	$870,237

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Allocation Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$3,950,352	$—	$—	$3,950,352
Corporate Bonds	—	53,258,871	—	53,258,871
Short-Term Investments	8,563,352	—	—	8,563,352
Total	$12,513,704	$53,258,871	$—	$65,772,575
Derivatives:
Futures Contracts*	$2,186,390	$—	$—	$2,186,390
Total	$2,186,390	$—	$—	$2,186,390

Ultra Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$77,794,225	$—	$77,794,225
Short-Term Investments	3,012,120	—	—	3,012,120
Total	$3,012,120	$77,794,225	$—	$80,806,345

The Funds did not hold any Level 3 securities during the year.

*	Includes cumulative unrealized gain (loss) on futures contracts open at October 31, 2025.

**	Refer to the Schedule of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps are unrealized appreciation (depreciation) at October 31, 2025.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end investment companies are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the highest cost method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, a Fund will realize a gain, limited to the price at which the Fund sold the security short.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific referenced investment by entering into a pre-defined swap agreement by some specified date in the future.

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contacts. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Futures – The Tactical Fund and Allocation Fund are subject to interest rate risk in the normal course of pursuing their investment objectives. To help manage equity risk, the Tactical Fund and Allocation Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Tactical Fund and Allocation Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposits with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Tactical Fund and Allocation Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Tactical Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Tactical Fund and Allocation Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Tactical Fund’s and Allocation Fund’s Schedules of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

options at a profit. Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of October 31, 2025, as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year/period as disclosed below and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2022 to October 31, 2024, or expected to be taken in the Funds’ October 31, 2025 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid quarterly for the Funds and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	RISKS

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; tariffs and trade wars; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

4.	DERIVATIVES

Offsetting of Financial Assets and Derivative Assets and Liabilities – International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Tactical Fund, Allocation Fund and Bond Fund and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. Additionally, the Tactical Fund and each derivative counterparty enter into a Credit Support Annex which becomes part of the ISDA Master Agreement. The Credit Support Annex governs the margin collateral arrangements between the Tactical Fund and the derivative counterparty.

Under an ISDA Master Agreement or similar agreement, the Funds typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by a counterparty, the return of collateral with market value in excess of the Funds net liability, held by the defaulting party, may be delayed or denied.

The Funds’ policy is to recognize a net asset or liability equal to the gross appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2025.

Tactical Fund:

					Gross Amounts Not Offset in the Statements
Assets:					of Assets & Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
			Statements of	Presented in the		Cash Collateral
	Counter	Gross Amounts of	Assets &	Statements of	Financial Instruments	Pledged/
Description	party	Recognized Assets	Liabilities	Assets & Liabilities	Pledged (1)	(Received)(2)	Net Amount
Futures Contracts	GS	$11,728,938	$—	$11,728,938	$—	$—	$11,728,938
Swap Contracts	GS	42,745,609	—	42,745,609	—	—	42,745,609
Swap Contracts	MS	3,551,410	—	3,551,410	—	—	3,551,410
Total		$58,025,957	$—	$58,025,957	$—	$—	$58,025,957

GS - Goldman Sachs

MS - Morgan Stanley

(1)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged to or by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Tactical Fund:

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2025.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures contracts / Equity risk	Unrealized Appreciation on Futures Contracts	$8,988,163	Unrealized Depreciation on Futures Contracts	$—
Futures contracts / Interest rate risk	Unrealized Appreciation on Futures Contracts	2,740,775	Unrealized Depreciation on Futures Contracts	—
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	46,297,019	Unrealized Depreciation on Swap Contracts	—
		$58,025,957		$—

The effect of Derivative Instruments on the Statements of Operations for the year ended October 31, 2025.

			Change in Unrealized
		Realized	Appreciation
Contract Type/	Location of Gain or (Loss) On	Gain (Loss)	/(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$66,758,191	$7,784,862

Total return swaps/interest rate risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	(14,692,200)	1,483,779

Futures contracts / Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	(196,249,133)	42,469,062

Futures contracts / Equity risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	12,545,699	7,407,528

Options Purchased / Interest rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	55,971	—

Options Written / Interest rate risk	Net realized gain (loss) on options written / Net change unrealized appreciation/(depreciation) on options written	(7,500)	—

Swaptions Purchased / Credit risk	Net realized gain (loss) on swaptions purchased/Net change in unrealized appreciation (depreciation) on swaptions purchased	1,600,000	474,500

Swaptions Written / Credit risk	Net realized gain (loss) on swaptions written / Net change unrealized appreciation/(depreciation) on swaptions written	(1,375,000)	(39,500)

Total		$(131,363,972)	$59,580,231

Bond Fund:

					Gross Amounts Not Offset in the Statements
Assets:					of Assets & Liabilities
			Gross
			Amounts
			Offset in the	Net Amounts
			Statements of	Presented in the		Cash Collateral
	Counter	Gross Amounts of	Assets &	Statements of	Financial Instruments	Pledged/
Description	party	Recognized Assets	Liabilities	Assets & Liabilities	Pledged (1)	(Received)(2)	Net Amount
Futures Contracts	GS	$134,993	$—	$134,993	$—	$—	$134,993
Swap Contracts	GS	735,244	—	735,244	—	—	735,244
Total		$870,237	$—	$870,237	$—	$—	$870,237

GS - Goldman Sachs

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Bond Fund:

(1)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged to or by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2025.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures contracts / Interest rate risk	Unrealized Appreciation on Futures Contracts	$134,993	Unrealized Depreciation on Futures Contracts	$—
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	735,244	Unrealized Depreciation on Swap Contracts	—
		$870,237		$—

The effect of Derivative Instruments on the Statements of Operations for the year ended October 31, 2025.

			Change in Unrealized
			Appreciation
Contract Type/Primary Risk		Realized Loss on	(Depreciation) on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$(1,612,377)	$735,244

Futures contracts /Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	(3,099,238)	134,993
Total		$(4,711,615)	$870,237

Allocation Fund:

Gross Amounts Not Offset in the
Assets:					Statements of Assets & Liabilities
Gross
Amounts
			Offset in the	Net Amounts
			Statements of	Presented in the	Financial	Cash Collateral
	Counter	Gross Amounts of	Assets &	Statements of	Instruments	Pledged/
Description	party	Recognized Assets	Liabilities	Assets & Liabilities	Pledged (1)	(Received)(2)	Net Amount
Futures Contracts	GS	$2,186,390	$—	$2,186,390	$—	$—	$2,186,390
Total		$2,186,390	$—	$2,186,390	$—	$—	$2,186,390

GS - Goldman Sachs

(1)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged to or by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2025.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures contracts / Equity risk	Unrealized Appreciation on Futures Contracts	$2,186,390	Unrealized Depreciation on Futures Contracts	$—
		$2,186,390		$—

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Allocation Fund:

The effect of Derivative Instruments on the Statements of Operations for the year ended October 31, 2025.

			Change in Unrealized
Contract Type/Primary Risk		Realized Gain (Loss) on	Appreciation on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Futures contracts /Equity risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$936,549	$1,625,330

Futures contracts /Interest risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	(1,391,905)	—

Total		$(455,356)	$1,625,330

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Clark Capital Management Group, Inc. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated daily and paid monthly at an annual rate of 0.85% of the average daily net assets of the Tactical Fund, Bond Fund and Allocation Fund up to $4.5 billion, 0.80% of the average daily net assets of the Tactical Fund, Bond Fund and Allocation Fund from $4.5 billion to $5.5 billion and 0.75% of the average daily net assets of the Tactical Fund, Bond Fund and Allocation Fund above $5.5 billion and 0.30% of the average daily net assets of the Ultra Fund. For the year ended October 31, 2025, the Advisor earned advisory fees of $63,212,083, $10,622,007, $564,613 and $223,972 for the Tactical Fund, Bond Fund, Allocation Fund and Ultra Fund, respectively.

Pursuant to an exemptive order, the Tactical Fund invested a portion of its assets in the Allocation Fund and Ultra Fund. The Advisor has agreed to waive its net advisory fee (after expense limitation agreement waiver) on the portion of the Tactical Fund’s assets that are invested in the Bond Fund, Allocation Fund and Ultra Fund. For the year ended October 31, 2025, the Tactical Fund waived $999,572 in advisory fees pursuant to this agreement.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

Fund	Class A	Class I	Expiration Date
Bond Fund	—	1.01%	2/28/2026
Allocation Fund	—	1.01%	2/28/2026
Ultra Fund	0.65%	0.40%	2/28/2026

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the year ended October 31, 2025, the Advisor waived $1,248,982, $100,829 and $200,703 in fees from the Bond Fund, Allocation Fund and Ultra Fund, respectively.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	October 31, 2026	October 31, 2027	October 31, 2028	Total
Bond Fund	$774,444	$989,596	$1,248,982	$3,013,022
Allocation Fund	111,067	105,755	100,829	317,651
Ultra Fund	161,276	165,873	200,703	527,852

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the year ended October 31, 2025, the Tactical Fund incurred distribution fees of $115,274 and $252,523 for Class A shares and Class C shares, respectively, and the Ultra Fund incurred distribution fees of $110 for Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended October 31, 2025, the Distributor received $28,364 in underwriting commissions for sales of Class A shares, of which $6,280 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the year ended October 31, 2025, amounted to $6,124,712,328 and $2,261,787,832, respectively, for the Tactical Fund, $4,139,319,213 and $3,167,436,224, respectively, for the Bond Fund, $88,214,222 and $22,154,915, respectively, for the Allocation Fund, and $110,886,685 and $8,672,382, respectively, for the Ultra Fund.

The cost of purchases and the proceeds from the sale of U.S. Government securities, for the year ended October 31, 2025, amounted to $6,283,249,715 and $150,744,141, respectively, for the Tactical Fund, $1,061,218,350 and $,1,044,814,453, respectively, for the Bond Fund and $6,563,652 and $7,574,357, respectively, for the Allocation Fund.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes including options and swaps, and its respective gross unrealized appreciation and depreciation at October 31, 2025, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Tactical Fund	$7,510,763,183	$84,620,510	$(5,214,007)	$79,406,503
Bond Fund	1,128,023,287	22,026,274	(13,476,588)	8,549,686
Allocation Fund	64,998,392	777,553	(3,370)	774,183
Ultra Fund	80,666,031	144,842	(4,528)	140,314

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended October 31, 2025, and October 31, 2024 was as follows:

For the year ended October 31, 2025:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Fund	$433,007,026	$—	$—	$433,007,026
Bond Fund	49,071,174	—	—	49,071,174
Allocation Fund	4,754,043	4,064,698	—	8,818,741
Ultra Fund	3,169,148	—	—	3,169,148

For the year ended October 31, 2024:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Fund	$424,130,410	$—	$—	$424,130,410
Bond Fund	52,150,532	—	—	52,150,532
Allocation Fund	2,602,333	—	—	2,602,333
Ultra Fund	3,740,268	—	—	3,740,268

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Tactical Fund	$45,340,161	$—	$—	$(709,865,672)	$79,406,503	$(585,119,008)
Bond Fund	6,485,926	—	—	(84,933,672)	8,549,686	(69,898,060)
Allocation Fund	819,379	1,602,465	—	—	774,183	3,196,027
Ultra Fund	471,055	6,720	—	—	140,314	618,089

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures contracts and swaps.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

At October 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

					Capital Loss
					Carry Forward
	Short-Term	Long-Term	Total		Utilized
Tactical Fund	$594,482,658	$115,383,014	$709,865,672		$—
Bond Fund	80,648,202	4,285,470	84,933,672	*	—
Allocation Fund	—	—	—		—
Ultra Fund	—	—	—		49,538

*	The Navigator Tactical Investment Grade Bond Fund experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $221,608 in its final year. The Fund has no limited capital loss remaining as of October 31, 2025.

9.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Goldman Sachs Financial Square Government Fund, as presented below. The Lending Agent retains the right to offset amounts payable to the Funds under the Agreement against amounts payable by the Lending Agent. Accordingly, the Agreement does not permit the Funds to enforce a netting arrangement.

As of October 31, 2025, the Tactical Fund loaned securities which was collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral was as follows:

Fund	Value of Securities Loaned	Value of Collateral*
Tactical Fund	$2,545,200	$2,598,750

*	The Tactical Fund received cash collateral of $2,598,750 which was subsequently invested in the Morgan Stanley Institutional Liquidity Funds Government Portfolio as reported in the Schedule of Investments.

Securities Lending Transactions
Overnight and Continuous
Tactical Fund
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class	$2,598,750

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

10.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Tactical Fund as of October 31, 2025, are noted in the Schedule of Investments. Transactions during the year ended October 31, 2025, with affiliated companies were as follows:

Tactical Fund

	Value -				Change in
	Beginning of			Realized Gain /	Unrealized Gain /	Dividend
Affiliated Holding	Year	Purchases	Sales Proceeds	(Loss)	(Loss)	Income	Value - End of Year	Ending Shares
Ultra Fund	$55,482,977	$2,404,765	$(1,000,000)	$1,753	$232,265	$2,404,764	$57,121,760	5,644,443
Allocation Fund	67,149,761	8,817,396	—	—	(5,413,823)	4,752,699	70,553,334	6,700,222
	$122,632,738	$11,222,161	$(1,000,000)	$1,753	$(5,181,558)	$7,157,463	$127,675,094	12,344,665

11.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2025, National Financial Services LLC accounts holding Shares for the benefit of others, holding approximately 59% and 43% of the voting securities of the Tactical Fund and Bond Fund, respectively. As of October 31, 2025, Mac & Co. held approximately 71% and 100% of the voting securities of the Ultra Fund and Allocation Fund, respectively. As of October 31, 2025, Pershing LLC held approximately 29% of the voting securities of the Bond Fund.

12.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Navigator Funds and
Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Navigator Funds, comprising the Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond Fund, Navigator Tactical U.S. Allocation Fund, and Navigator Ultra Short Bond Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended October 31, 2022, and prior, were audited by other auditors whose report dated December 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 26, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264, by visiting the Funds’ website at www.navigatorfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Navigator Funds
ADDITIONAL INFORMATION (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Clark Capital Management Group, Inc. Adviser to Navigator Tactical Fixed Income Fund (“Navigator Fixed”), Navigator Tactical U.S. Allocation Fund (“Navigator Allocation”), Navigator Tactical Investment Grade Bond Fund (“Navigator Bond”), and Navigator Ultra Short Bond Fund (“Navigator Ultra”)*

In connection with the regular meeting held on June 25-26, 2025 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“Clark Capital”) and the Trust, with respect to the Navigator Bond, Navigator Fixed, Navigator Allocation and Navigator Ultra collectively referred to as (the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees observed that Clark Capital was founded in 1986 and with approximately $40.8 billion in assets under management (“AUM”). They noted that Clark Capital provides asset management services with strategies directly or through model portfolios, partnering with financial advisers to create personalized investment plans aligned to their clients’ financial goal. The Trustees reviewed the education and financial industry experience of the investment personnel that would be responsible for the advisory services provided to the Funds. The Trustees noted that the portfolio management team provides on-going research, ETF and mutual fund analysis, technical analysis, credit analysis, individual equity analysis, risk oversight, makes investment selections for each Fund. The Trustees acknowledged that Clark Capital monitors and reviews new content for the Funds’ website prior

Navigator Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
October 31, 2025

to posting to ensure it meets their standards and requirements and confirms the website is up to date and accurate. The Trustees noted Clark Capital reported no cybersecurity incidents over the past year and made improvements that enhanced cybersecurity defense with real-time threat detection and automated remediation, plus new software to enhance phishing detection, email security, and data leak prevention. The Trustees further noted that Clark Capital does not utilize artificial intelligence in its investment process. The Trustees acknowledged that Clark Capital had an SEC examination in May 2024 that identified two non-Fund related items. The Trustees observed that Clark Capital revised its policies and procedures and provided compliance training to the personnel involved, otherwise, there were no other material compliance or litigation issues that would affect Clark Capital’s ability to perform its duties. The Trustees noted that the Adviser’s philosophy of adding value to their investment process is supported by a robust operation, experienced investment professionals, and abundant resources. The Trustees concluded that Clark Capital should continue providing high level of quality services to the Funds and their shareholders

Performance.

Navigator Ultra Short Term Bond Fund. The Trustees noted that the Fund has approximately $71 million in AUM, with an increase of approximately $4 million from the prior year. The Trustees further noted that the Fund had a four-star fund rating by Morningstar. The Trustees acknowledged the Fund had twelve month rolling returns in the top two quartiles 55% of time and had a twelve month yield 5.08%. The Trustees noted the Fund had strong Sharpe and Sortino ratios. The Trustees concluded that Clark Capital should continue to be retained as the adviser for the Fund.

Navigator Tactical Investment Grade Bond. The Trustees noted that Fund has approximately $1.3 billion in AUM, with an increase of approximately $100 million from the prior year. The Trustees further noted the Fund had twelve months rolling in top two quartiles 35% of time and has not performed well compared to Broadridge generated peer group or category median, but slightly outperformed its benchmark since inception. The Trustees acknowledged that the Fund had a twelve month yield of 3.99% The Trustees noted the Fund had strong Sharpe and Sortino ratios. The Trustees concluded that Clark Capital should continue to be retained as the adviser for the Fund, but should return in six months for the Board to review the Fund’s performance and see if it had improved.

Navigator Tactical Fixed Income Fund. The Trustees noted that the Fund has approximately $8 billion in AUM, with an increase of approximately $800 million from the prior year. The Trustees considered that the Fund had a four-star fund rating by Morningstar with a twelve month yield of 6.15%. The Trustees acknowledged that the Fund has strong Sortino ratio. The Trustees noted the Fund has met its objective overtime by achieving a total return of 4.5%. The Trustees concluded that Clark Capital should continue to be retained as the adviser for the Fund.

Navigator Tactical US Allocation. The Trustees noted that the Fund has approximately $66 million in AUM, with an increase of approximately $4 million from the prior year. They further noted that the Fund had a five-star fund rating by Morningstar. The Trustees acknowledged that the Fund had 12-month rolling performance in the top two quartiles 76% of time with total return of 7.29% since inception. The Trustees noted that the Fund had strong Sharpe and Sortino ratios. The Trustees concluded that Clark Capital should continue to be retained as the adviser for the Fund.

Navigator Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
October 31, 2025

Fees and Expenses.

Navigator Ultra Short Term Bond Fund. The Trustees noted that the advisory fee of 0.30% ranked in the 77th percentile in the Broadridge generated peer group. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Navigator Tactical Investment Grade Bond. The Trustees noted that the advisory fee of 0.85% ranked in 71st percentile in the Broadridge generated peer group. The Trustees acknowledged that Clark Capital’s explanation for the above average fee is because the investment strategy of the Fund is unique because it utilizes a methodology to allocate to the best performing asset class based on a relative strength basis. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Navigator Tactical Fixed Income Fund. The Trustees noted that the advisory fee of 0.82% ranked in the 71st percentile in the Broadridge generated peer group. The Trustees acknowledged that Clark Capital’s explanation for the above average fee is because the investment strategy of the Fund is unique because it utilizes a methodology to allocate to the best performing asset class based on a relative strength basis. Trustees concluded that the Fund’s advisory fee was not unreasonable.

Navigator Tactical U.S. Allocation. The Trustees noted that the advisory fee of 0.85% ranked in the 96th percentile in the Broadridge generated peer group. The Trustees acknowledged that Clark Capital’s explanation for the above average fee is because the investment strategy of the Fund is unique because it utilizes a methodology to allocate to the best performing asset class based on a relative strength basis. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether Clark Capital had achieved some economies of scale with respect to its management of the Funds. The Trustees noted that Clark Capital had previously agreed to breakpoints with respect to certain Funds and had indicated its willingness to introduce further breakpoints in light of any potential growth in the Funds’ assets.

Profitability. The Trustees reviewed the information provided by Clark Capital regarding the profitability analysis in terms of absolute dollars and as a percentage of revenue, with respect to its management of each of the Funds. They considered that Navigator Tactical Investment Grade Bond and Navigator Tactical Fixed Income Fund were profitable. The Trustees acknowledged that Navigator Tactical US Allocation, and Navigator Ultra Short Term Bond Fund each was advised at a loss to Clark Capital. The Trustees agreed that on a fund by fund basis, Clark Capital’s profitability with respect to each Fund was not excessive.

Conclusion. Having requested and received such information from Clark Capital as the Trustees believed to be reasonably necessary to evaluate the terms of each Advisory Agreement, and as assisted by the advice of legal counsel, the Trustees concluded that approval of the continuation of each Advisory Agreement was in the best interests of shareholders of the Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/26/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/26/25

By (Signature and Title)
/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	12/26/25